                              [NATIONWIDE(R) LOGO]



                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT

                               SEMI-ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                                 JUNE 30, 2002

                       NATIONWIDE LIFE INSURANCE COMPANY

                          HOME OFFICE: COLUMBUS, OHIO


APO - 717 - 6/02

                              [NATIONWIDE(R) LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220


                           [PHOTO OF JOSEPH J. GASPER]


                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.




                              /s/ Joseph J. Gasper

                          Joseph J. Gasper, President
                                August 15, 2002


                                       3
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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 53. This summary also includes certain performance measures for each fund series for the period indicated.

STATEMENT OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENT OF OPERATIONS shows income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENT OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 39, provide further disclosures about the variable account and its underlying contract provisions.

                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                   (UNAUDITED)

ASSETS:

  Investments at fair value:

    American Century Growth Fund - Investor Class (ACGroI)
      554,216 shares (cost $15,117,606) ....................................................  $   9,028,171
    American Century Income & Growth Fund - Advisor Class (ACIncGroA)
      55,531 shares (cost $1,494,091) ......................................................      1,353,842
    American Century Income & Growth Fund - Investor Class (ACIncGroI)
      300,222 shares (cost $9,194,687) .....................................................      7,322,413
    American Century International Growth Fund - Advisor Class (ACIntlGrA)
      29,795 shares (cost $236,851) ........................................................        229,418
    American Century International Growth Fund - Investor Class (ACIntlGrI)
      256,758 shares (cost $2,163,299) .....................................................      1,982,171
    American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
      288,294 shares (cost $2,727,740) .....................................................      2,764,742
    American Century Ultra Fund - Investor Class (ACUltraI)
      786,724 shares (cost $27,569,255) ....................................................     19,093,802
    Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro)
      142,977 shares (cost $6,076,679) .....................................................      3,211,262
    Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI)
      26,047 shares (cost $254,423) ........................................................        258,648
    Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class (DeHYBd)
      137,754 shares (cost $569,718) .......................................................        370,557
    Dreyfus A Bonds Plus, Inc. (DryABonds)
      202,515 shares (cost $2,795,492) .....................................................      2,756,229
    Dreyfus Appreciation Fund, Inc. (DryApp)
      111,307 shares (cost $4,642,949) .....................................................      3,850,126
    Dreyfus Balanced Fund, Inc. (DryBal)
      113,732 shares (cost $1,697,564) .....................................................      1,417,097
    Dreyfus Emerging Leaders Fund (DryELead)
      2,080 shares (cost $76,264) ..........................................................         67,315
    Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
      178,529 shares (cost $2,257,170) .....................................................      1,312,191
    Dreyfus S&P 500 Index Fund (Dry500Ix)
      601,503 shares (cost $23,268,890) ....................................................     17,407,492
    Evergreen Equity Income Fund - Class I (EvInc)
      44,250 shares (cost $929,947) ........................................................        853,580
    Federated Equity Income Fund - Class F Shares (FedEqInc)
      2,398 shares (cost $40,786) ..........................................................         34,628
    Federated High Yield Trust (FedHiYld)
      139,613 shares (cost $847,777) .......................................................        772,060
    Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
      9,576 shares (cost $95,512) ..........................................................         94,801

    Federated Investment Series Funds, Inc. -
    Federated Bond Fund - Class F Shares (FedBdFd)
      237,580 shares (cost $2,087,811) ..............................................   2,021,806
    Fidelity(R) Advisor Balanced Fund - Class A (FidABalA)
      50,878 shares (cost $807,739) .................................................     714,829
    Fidelity(R) Advisor Balanced Fund - Class T (FidABalT)
      80,211 shares (cost $1,382,717) ...............................................   1,131,782
    Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA)
      9,911 shares (cost $474,800) ..................................................     385,542
    Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA)
      78,017 shares (cost $1,922,637) ...............................................   1,770,205
    Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT)
      125,552 shares (cost $3,184,386) ..............................................   2,881,418
    Fidelity(R) Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
      10,310 shares (cost $301,684) .................................................     253,826
    Fidelity(R) Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
      177,378 shares (cost $7,587,434) ..............................................   4,414,947
    Fidelity(R) Advisor High Yield Fund - Class T (FidAHiYldT)
      275,631 shares (cost $2,362,767) ..............................................   1,951,467
    Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
      1,679 shares (cost $23,269) ...................................................      22,381
    Fidelity(R) Asset Manager(TM) (FidAsMgr)
      345,886 shares (cost $5,973,211) ..............................................   4,887,374
    Fidelity(R) Capital & Income Fund (FidCapInc)
      91,415 shares (cost $831,873) .................................................     533,862
    Fidelity(R)Equity-Income Fund (FidEqInc)
      231,965 shares (cost $12,129,613) .............................................  10,482,515
    Fidelity(R) Magellan(R) Fund (FidMgln)
      283,293 shares (cost $34,037,386) .............................................  25,034,605
    Fidelity(R) Puritan(R) Fund (FidPurtn)
      697,941 shares (cost $13,333,420) .............................................  11,739,366
    Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
      8,583 shares (cost $87,944) ...................................................      47,032
    Franklin Mutual Series Fund, Inc.: Mutual Shares Fund - Class A (FranMutSer)
      236,511 shares (cost $4,772,085) ..............................................   4,344,711
    Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
      32,272 shares (cost $1,050,157) ...............................................     815,517
    Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
      10,525 shares (cost $433,519) .................................................     442,274
    Gartmore Bond Fund - Class D (GartBond)
      226,906 shares (cost $2,101,630) ..............................................   2,105,685
    Gartmore Government Bond Fund - Class D (GartGvtBd)
      321,897 shares (cost $3,387,219) ..............................................   3,402,446
    Gartmore Growth Fund - Class D (GartGrow)
      204,665 shares (cost $2,442,947) ..............................................   1,109,283
    Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
      2,182 shares (cost $17,116) ...................................................      15,973
    Gartmore ID Conservative Fund - Service Class (GartIDCon)
      53,742 shares (cost $526,094) .................................................     519,147

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

    Gartmore ID Moderate Fund - Service Class (GartIDMod)
      45,638 shares (cost $405,292) ............................................     388,839
    Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
      7,548 shares (cost $61,977) ..............................................      59,178
    Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
      874 shares (cost $8,181) .................................................       7,938
    Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
      64,880 shares (cost $699,556) ............................................     646,851
    Gartmore Money Market Fund - Prime Shares (GartMyMkt)
      14,660,138 shares (cost $14,660,138) .....................................  14,660,137
    Gartmore Money Market Fund - Service Class (GartMyMktS)
      4,384,265 shares (cost $4,384,265) .......................................   4,384,265
    Gartmore Total Return Fund - Class D (GartTotRt)
      321,838 shares (cost $8,285,636) .........................................   5,471,241
    Gartmore Value Opportunities Fund - Class A (GartValOpp)
      2,775 shares (cost $37,914) ..............................................      36,386
    Invesco Dynamics Fund - Investor Class (InvDynam)
      448,364 shares (cost $11,063,800) ........................................   5,380,367
    Invesco Small Company Growth Fund - Investor Class (InvSmCoGr)
      34,124 shares (cost $331,401) ............................................     334,757
    Invesco Total Return Fund - Investor Class (InvTotRet)
      15,589 shares (cost $399,919) ............................................     363,541
    J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
      9,161 shares (cost $83,219) ..............................................      77,956
    Janus Adviser Balanced Fund (JanBal)
      27,102 shares (cost $621,919) ............................................     596,512
    Janus Adviser International Fund (JanIntl)
      1,524 shares (cost $35,449) ..............................................      32,917
    Janus Adviser Worldwide Fund (JanWorld)
      42,236 shares (cost $1,343,800) ..........................................   1,076,171
    Janus Fund (JanFund)
      582,514 shares (cost $22,939,602) ........................................  11,993,967
    Janus Twenty Fund (Jan20Fd)
      761,427 shares (cost $49,586,395) ........................................  24,411,357
    Janus Worldwide Fund (JanWrldwde)
      331,528 shares (cost $21,393,374) ........................................  12,594,765
    Lazard Small Cap Portfolio Open Shares (LazSmCap)
      136,480 shares (cost $2,457,987) .........................................   2,337,908
    MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
      58,617 shares (cost $377,084) ............................................     362,842
    Nationwide(R) Bond Index Fund - Class A (NWBdIx)
      4,074 shares (cost $43,366) ..............................................      43,546
    Nationwide(R) International Index Fund - Class A (NWIntlndx)
      671 shares (cost $4,563) .................................................       4,301
    Nationwide(R) Large Cap Growth Fund - Class A (NWLgCapGr)
      24,967 shares (cost $219,782) ............................................     180,014

      Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt)
        9,109 shares (cost $106,942) ......................................................         96,464
      Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx)
        260,837 shares (cost $2,734,764) ..................................................      2,217,118
      Nationwide(R) Small Cap Fund - Class A (NWSmCap)
        68,562 shares (cost $838,348) .....................................................        822,053
      Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx)
        1,962 shares (cost $18,826) .......................................................         17,599
      Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
        325,825 shares (cost $5,910,465) ..................................................      4,190,115
      Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
        286,848 shares (cost $7,069,157) ..................................................      5,355,451
      Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
        219,212 shares (cost $6,444,693) ..................................................      6,528,118
      Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
        31,968 shares (cost $366,545) .....................................................        324,480
      Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
        8,876 shares (cost $141,224) ......................................................        127,731
      Neuberger Berman Limited Maturity Bond Fund(R)- Investor Class Shares (NBLtdMat)
        133,015 shares (cost $1,275,298) ..................................................      1,276,945
      Oppenheimer Capital Appreciation Fund A (OppCapApA)
        15,332 shares (cost $628,023) .....................................................        505,793
      Oppenheimer Global Fund A (OppGlob)
        334,313 shares (cost $17,078,009) .................................................     14,402,184
      Oppenheimer Strategic Income Fund - Class A (OPStrInc)
        12,348 shares (cost $48,735) ......................................................         45,688
      Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
        64,177 shares (cost $1,000,879) ...................................................        867,670
      PIMCO Total Return Fund - Class A (PimTotRet)
        79,753 shares (cost $843,872) .....................................................        847,773
      Strong Advisor Common Stock Fund - Class Z (StComStk)
        185,372 shares (cost $3,714,142) ..................................................      3,208,785
      Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
        4,432 shares (cost $58,159) .......................................................         46,844
      Strong Growth and Income Fund (StrGrInc)
        1,406 shares (cost $29,628) .......................................................         24,832
      Strong Large Cap Growth Fund (StLCap)
        130,111 shares (cost $5,217,202) ..................................................      2,492,923
      Templeton Foreign Fund - Class A (TemForFd)
        585,757 shares (cost $5,566,997) ..................................................      5,640,842
                                                                                               -----------
           Total investments ..............................................................    289,693,702
  Accounts receivable .....................................................................        299,283
                                                                                               -----------
           Total assets ...................................................................    289,992,985

ACCOUNTS PAYABLE ..........................................................................             --
                                                                                               -----------
CONTRACT OWNERS' EQUITY (NOTE 4) ..........................................................  $ 289,992,985
                                                                                               ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                               TOTAL           ACGroI        ACIncGroA       ACIncGroI
                                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $  1,185,755              --           6,592          48,109
  Mortality and expense risk charges (note 2) ...........     (1,977,789)        (67,898)         (7,758)        (53,316)
                                                            ------------    ------------    ------------    ------------
    Net investment activity .............................       (792,034)        (67,898)         (1,166)         (5,207)
                                                            ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ................     74,459,099         826,934         538,154         832,731
  Cost of mutual fund shares sold .......................    (81,307,073)     (1,130,275)       (654,967)       (869,534)
                                                            ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .................     (6,847,974)       (303,341)       (116,813)        (36,803)
  Change in unrealized gain (loss)
    on investments ......................................    (28,061,195)     (1,534,140)        (37,698)       (871,639)
                                                            ------------    ------------    ------------    ------------
     Net gain (loss) on investments .....................    (34,909,169)     (1,837,481)       (154,511)       (908,442)
                                                            ------------    ------------    ------------    ------------
  Reinvested capital gains ..............................         99,322              --              --              --
                                                            ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .................   $(35,601,881)     (1,905,379)       (155,677)       (913,649)
                                                            ============    ============    ============    ============

                                                             ACIntlGrA       ACIntlGrI        ACSTGvtI        ACUltraI
                                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................             --              --          46,325              --
  Mortality and expense risk charges (note 2) ...........         (1,244)        (13,646)        (15,659)       (135,067)
                                                            ------------    ------------    ------------    ------------
    Net investment activity .............................         (1,244)        (13,646)         30,666        (135,067)
                                                            ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ................      3,338,385         896,957         394,281       1,385,924
  Cost of mutual fund shares sold .......................     (3,385,685)     (1,379,416)       (380,682)     (1,439,644)
                                                            ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .................        (47,300)       (482,459)         13,599         (53,720)
  Change in unrealized gain (loss) on investments .......         52,622         416,276             654      (2,641,915)
                                                            ------------    ------------    ------------    ------------
     Net gain (loss) on investments .....................          5,322         (66,183)         14,253      (2,695,635)
                                                            ------------    ------------    ------------    ------------
  Reinvested capital gains ..............................             --              --              --              --
                                                            ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .................          4,078         (79,829)         44,919      (2,830,702)
                                                            ============    ============    ============    ============

                                                           CSEmGro     CSGIFixI      DeHYBd      DryABonds
                                                          ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................   $      --        2,319       22,594       50,243
  Mortality and expense risk charges (note 2) .........     (23,869)      (1,327)      (2,627)     (17,660)
                                                          ---------    ---------    ---------    ---------
    Net investment activity ...........................     (23,869)         992       19,967       32,583
                                                          ---------    ---------    ---------    ---------

  Proceeds from mutual funds shares sold ..............     415,010       28,166      104,139      312,451
  Cost of mutual fund shares sold .....................    (667,205)     (28,535)    (206,348)    (322,737)
                                                          ---------    ---------    ---------    ---------
    Realized gain (loss) on investments ...............    (252,195)        (369)    (102,209)     (10,286)
  Change in unrealized gain (loss) on investments .....    (418,885)       8,460       60,705       10,304
                                                          ---------    ---------    ---------    ---------
    Net gain (loss) on investments ....................    (671,080)       8,091      (41,504)          18
                                                          ---------    ---------    ---------    ---------
  Reinvested capital gains ............................          --           --           --           --
                                                          ---------    ---------    ---------    ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................   $(694,949)       9,083      (21,537)      32,601
                                                          =========    =========    =========    =========

                                                           DryApp       DryBal      DryELead     Dry3dCen
                                                          ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................         148       15,234           --           --
  Mortality and expense risk charges (note 2) .........     (22,076)      (9,177)        (418)     (10,080)
                                                          ---------    ---------    ---------    ---------
    Net investment activity ...........................     (21,928)       6,057         (418)     (10,080)
                                                          ---------    ---------    ---------    ---------

  Proceeds from mutual funds shares sold ..............      94,292       93,502        3,837      364,111
  Cost of mutual fund shares sold .....................    (114,379)    (112,431)      (4,111)    (548,142)
                                                          ---------    ---------    ---------    ---------
    Realized gain (loss) on investments ...............     (20,087)     (18,929)        (274)    (184,031)
  Change in unrealized gain (loss) on investments .....    (357,808)    (161,224)      (4,660)    (109,075)
                                                          ---------    ---------    ---------    ---------
    Net gain (loss) on investments ....................    (377,895)    (180,153)      (4,934)    (293,106)
                                                          ---------    ---------    ---------    ---------
  Reinvested capital gains ............................       1,515           --           --           --
                                                          ---------    ---------    ---------    ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................    (398,308)    (174,096)      (5,352)    (303,186)
                                                          =========    =========    =========    =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                          Dry500Ix         EvInc        FedEqInc       FedHiYld
                                                         -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
Reinvested dividends .................................   $        --          8,494            222         32,889
Mortality and expense risk charges (note 2) ..........      (128,474)        (5,189)          (212)        (4,471)
                                                         -----------    -----------    -----------    -----------
  Net investment activity ............................      (128,474)         3,305             10         28,418
                                                         -----------    -----------    -----------    -----------

Proceeds from mutual funds shares sold ...............     1,729,935         91,793          9,542        272,341
Cost of mutual fund shares sold ......................    (1,847,110)       (94,333)       (11,686)      (337,978)
                                                         -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ................      (117,175)        (2,540)        (2,144)       (65,637)
Change in unrealized gain (loss) on investments ......    (2,654,729)       (48,283)        (2,826)         8,991
                                                         -----------    -----------    -----------    -----------
  Net gain (loss) on investments .....................    (2,771,904)       (50,823)        (4,970)       (56,646)
                                                         -----------    -----------    -----------    -----------
Reinvested capital gains .............................            --             --             --             --
                                                         -----------    -----------    -----------    -----------
  Net increase (decrease) in contract owners'
    equity resulting from operations .................   $(2,900,378)       (47,518)        (4,960)       (28,228)
                                                         ===========    ===========    ===========    ===========

                                                          FedIntInc       FedBdFd       FidABalA       FidABalT
                                                         -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
Reinvested dividends .................................         2,722         67,580          8,253         11,791
Mortality and expense risk charges (note 2) ..........          (436)       (11,964)        (3,842)        (7,655)
                                                         -----------    -----------    -----------    -----------
  Net investment activity ............................         2,286         55,616          4,411          4,136
                                                         -----------    -----------    -----------    -----------

Proceeds from mutual funds shares sold ...............           417        356,818         60,030         60,765
Cost of mutual fund shares sold ......................          (418)      (364,517)       (72,823)       (73,892)
                                                         -----------    -----------    -----------    -----------
  Realized gain (loss) on investments ................            (1)        (7,699)       (12,793)       (13,127)
Change in unrealized gain (loss) on investments ......          (368)       (28,991)       (57,440)      (100,227)
                                                         -----------    -----------    -----------    -----------
  Net gain (loss) on investments .....................          (369)       (36,690)       (70,233)      (113,354)
                                                         -----------    -----------    -----------    -----------
Reinvested capital gains .............................            --             --             --             --
                                                         -----------    -----------    -----------    -----------
  Net increase (decrease) in contract owners'
    equity resulting from operations .................         1,917         18,926        (65,822)      (109,218)
                                                         ===========    ===========    ===========    ===========

                                                            FidAEGroA     FidAEqIncA    FidAEqIncT    FidAGrOppA
                                                            ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $       --         5,642         6,014            --
  Mortality and expense risk charges (note 2) ...........       (2,102)       (8,336)      (18,236)       (1,529)
                                                            ----------    ----------    ----------    ----------
    Net investment activity .............................       (2,102)       (2,694)      (12,222)       (1,529)
                                                            ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ................       30,456        57,053       194,228        88,897
  Cost of mutual fund shares sold .......................      (38,451)      (64,615)     (239,879)     (131,486)
                                                            ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .................       (7,995)       (7,562)      (45,651)      (42,589)
  Change in unrealized gain (loss) on investments .......      (82,248)     (107,168)     (132,023)        2,917
                                                            ----------    ----------    ----------    ----------
    Net gain (loss) on investments ......................      (90,243)     (114,730)     (177,674)      (39,672)
                                                            ----------    ----------    ----------    ----------
  Reinvested capital gains ..............................           --         2,100         4,161            --
                                                            ----------    ----------    ----------    ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................   $  (92,345)     (115,324)     (185,735)      (41,201)
                                                            ==========    ==========    ==========    ==========

                                                            FidAGrOppT    FidAHiYldT     FidAOvA       FidAsMgr
                                                            ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................           --        82,183            --        84,061
  Mortality and expense risk charges (note 2) ...........      (32,071)      (14,400)         (214)      (32,891)
                                                            ----------    ----------    ----------    ----------
    Net investment activity .............................      (32,071)       67,783          (214)       51,170
                                                            ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ................      341,816     1,048,154       156,466       326,506
  Cost of mutual fund shares sold .......................     (557,408)   (1,329,031)     (156,488)     (404,495)
                                                            ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .................     (215,592)     (280,877)          (22)      (77,989)
  Change in unrealized gain (loss) on investments .......     (483,509)      (86,958)        1,072      (388,036)
                                                            ----------    ----------    ----------    ----------
    Net gain (loss) on investments ......................     (699,101)     (367,835)        1,050      (466,025)
                                                            ----------    ----------    ----------    ----------
  Reinvested capital gains ..............................           --            --            --            --
                                                            ----------    ----------    ----------    ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     (731,172)     (300,052)          836      (414,855)
                                                            ==========    ==========    ==========    ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                              FidCapInc      FidEqInc      FidMgln       FidPurtn
                                                              ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................................   $   18,454        80,104        35,155       168,393
  Mortality and expense risk charges (note 2) .............       (3,871)      (73,123)     (186,049)      (79,945)
                                                              ----------    ----------    ----------    ----------
    Net investment activity ...............................       14,583         6,981      (150,894)       88,448
                                                              ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ..................       34,113     1,533,483     2,307,060       821,186
  Cost of mutual fund shares sold .........................      (45,303)   (1,641,813)   (1,938,796)     (908,460)
                                                              ----------    ----------    ----------    ----------
    Realized gain (loss) on investments ...................      (11,190)     (108,330)      368,264       (87,274)
  Change in unrealized gain (loss) on investments .........      (74,616)     (732,497)   (5,001,086)     (504,754)
                                                              ----------    ----------    ----------    ----------
    Net gain (loss) on investments ........................      (85,806)     (840,827)   (4,632,822)     (592,028)
                                                              ----------    ----------    ----------    ----------
  Reinvested capital gains ................................           --        33,265            --            --
                                                              ----------    ----------    ----------    ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ....................   $  (71,223)     (800,581)   (4,783,716)     (503,580)
                                                              ==========    ==========    ==========    ==========

                                                               FidVIPHI     FranMutSer    FranSmCapGr   FranBSInv
                                                              ----------    ----------    -----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................................        7,311         8,062            --           333
  Mortality and expense risk charges (note 2) .............         (427)      (23,937)       (4,519)       (1,782)
                                                              ----------    ----------    ----------    ----------
    Net investment activity ...............................        6,884       (15,875)       (4,519)       (1,449)
                                                              ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ..................       20,940       164,479       100,485        35,891
  Cost of mutual fund shares sold .........................      (41,041)     (168,704)     (173,026)      (33,233)
                                                              ----------    ----------    ----------    ----------
    Realized gain (loss) on investments ...................      (20,101)       (4,225)      (72,541)        2,658
  Change in unrealized gain (loss) on investments .........       10,720      (245,336)     (105,201)        7,445
                                                              ----------    ----------    ----------    ----------
    Net gain (loss) on investments ........................       (9,381)     (249,561)     (177,742)       10,103
                                                              ----------    ----------    ----------    ----------
  Reinvested capital gains ................................           --        58,850            --            --
                                                              ----------    ----------    ----------    ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ....................       (2,497)     (206,586)     (182,261)        8,654
                                                              ==========    ==========    ==========    ==========

                                                          GartBond       GartGvtBd        GartGrow       GartIDAgg
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $     59,713          64,023              --              71
  Mortality and expense risk charges (note 2) .......        (13,132)        (16,350)         (8,480)            (84)
                                                        ------------    ------------    ------------    ------------
    Net investment activity .........................         46,581          47,673          (8,480)            (13)
                                                        ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............        250,871         388,452         171,698           2,954
  Cost of mutual fund shares sold ...................       (241,324)       (389,797)       (454,678)         (2,946)
                                                        ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .............          9,547          (1,345)       (282,980)              8
  Change in unrealized gain (loss) on investments ...        (12,087)         56,587          44,772          (1,173)
                                                        ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..................         (2,540)         55,242        (238,208)         (1,165)
                                                        ------------    ------------    ------------    ------------
  Reinvested capital gains ..........................             --              --              --              --
                                                        ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............   $     44,041         102,915        (246,688)         (1,178)
                                                        ============    ============    ============    ============

                                                         GartIDCon       GartIDMod      GartIDModAgg    GartIDModCon
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................          6,765           3,645             318              86
  Mortality and expense risk charges (note 2) .......         (1,757)         (1,478)           (125)            (33)
                                                        ------------    ------------    ------------    ------------
    Net investment activity .........................          5,008           2,167             193              53
                                                        ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............          1,645          73,820           9,212              30
  Cost of mutual fund shares sold ...................         (1,644)        (73,680)         (8,948)            (30)
                                                        ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .............              1             140             264              --
  Change in unrealized gain (loss) on investments ...         (6,947)        (14,674)         (2,817)           (237)
                                                        ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..................         (6,946)        (14,534)         (2,553)           (237)
                                                        ------------    ------------    ------------    ------------
  Reinvested capital gains ..........................             --              --              --              --
                                                        ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............         (1,938)        (12,367)         (2,360)           (184)
                                                        ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                           GartLgCpVal     GartMyMkt     GartMyMktS      GartTotRt
                                                           -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................   $     1,921         82,742         26,603         16,952
  Mortality and expense risk charges (note 2) ..........        (3,774)       (93,656)       (30,022)       (37,709)
                                                           -----------    -----------    -----------    -----------
    Net investment activity ............................        (1,853)       (10,914)        (3,419)       (20,757)
                                                           -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ...............       147,692      6,287,591     21,362,358        315,848
  Cost of mutual fund shares sold ......................      (162,675)    (6,287,591)   (21,362,358)      (514,252)
                                                           -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ................       (14,983)            --             --       (198,404)
  Change in unrealized gain (loss) on investments ......        (8,912)            --             --       (158,441)
                                                           -----------    -----------    -----------    -----------
    Net gain (loss) on investments .....................       (23,895)            --             --       (356,845)
                                                           -----------    -----------    -----------    -----------
  Reinvested capital gains .............................            --             --             --             --
                                                           -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners' ........
      equity resulting from operations .................   $   (25,748)       (10,914)        (3,419)      (377,602)
                                                           ===========    ===========    ===========    ===========

                                                           GartValOpp      InvDynam       InvSmCoGr      InvTotRet
                                                           -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................            53             --             --          2,054
  Mortality and expense risk charges (note 2) ..........           (95)       (43,312)        (1,959)        (2,079)
                                                           -----------    -----------    -----------    -----------
    Net investment activity ............................           (42)       (43,312)        (1,959)           (25)
                                                           -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ...............         1,996        998,867        392,968          3,080
  Cost of mutual fund shares sold ......................        (1,900)    (2,147,280)      (537,139)        (3,386)
                                                           -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ................            96     (1,148,413)      (144,171)          (306)
  Change in unrealized gain (loss) on investments ......        (1,632)      (687,370)        74,328        (24,455)
                                                           -----------    -----------    -----------    -----------
    Net gain (loss) on investments .....................        (1,536)    (1,835,783)       (69,843)       (24,761)
                                                           -----------    -----------    -----------    -----------
  Reinvested capital gains .............................            --             --           (569)            --
                                                           -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................        (1,578)    (1,879,095)       (72,371)       (24,786)
                                                           ===========    ===========    ===========    ===========

                                                              JPMorBal         JanBal         JanIntl         JanWorld
                                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................................    $        885           5,138              --              --
  Mortality and expense risk charges (note 2) ..........            (546)         (2,650)           (114)         (6,262)
                                                            ------------    ------------    ------------    ------------
    Net investment activity ............................             339           2,488            (114)         (6,262)
                                                            ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ...............          33,744          24,418         130,826          62,662
  Cost of mutual fund shares sold ......................         (34,728)        (25,197)       (132,738)        (86,215)
                                                            ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ................            (984)           (779)         (1,912)        (23,553)
  Change in unrealized gain (loss) on investments ......          (8,199)        (20,444)            (88)       (130,968)
                                                            ------------    ------------    ------------    ------------
    Net gain (loss) on investments .....................          (9,183)        (21,223)         (2,000)       (154,521)
                                                            ------------    ------------    ------------    ------------
  Reinvested capital gains .............................              --              --              --              --
                                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................    $     (8,844)        (18,735)         (2,114)       (160,783)
                                                            ============    ============    ============    ============

                                                              JanFund         Jan20Fd        JanWrldwde       LazSmCap
                                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................             --              --              --              --
  Mortality and expense risk charges (note 2) ...........        (89,671)       (176,522)        (91,981)        (13,285)
                                                            ------------    ------------    ------------    ------------
    Net investment activity .............................        (89,671)       (176,522)        (91,981)        (13,285)
                                                            ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ................      1,418,913       2,125,782       1,326,529       1,161,795
  Cost of mutual fund shares sold .......................     (2,395,410)     (2,769,020)     (1,461,513)     (1,219,799)
                                                            ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .................       (976,497)       (643,238)       (134,984)        (58,004)
  Change in unrealized gain (loss) on investments .......     (1,434,584)     (4,432,348)     (1,875,099)        (54,128)
                                                            ------------    ------------    ------------    ------------
    Net gain (loss) on investments ......................     (2,411,081)     (5,075,586)     (2,010,083)       (112,132)
                                                            ------------    ------------    ------------    ------------
  Reinvested capital gains ..............................             --              --              --              --
                                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     (2,500,752)     (5,252,108)     (2,102,064)       (125,417)
                                                            ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                            MFSGIGvt      MFSStratIncA       NWBdix        NWIntIndx
                                                          ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................   $         --          12,605             632              35
  Mortality and expense risk charges (note 2) .........             --          (2,299)           (153)            (13)
                                                          ------------    ------------    ------------    ------------
    Net investment activity ...........................             --          10,306             479              22
                                                          ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ..............             --          42,209           3,171              13
  Cost of mutual fund shares sold .....................             --         (43,211)         (3,166)            (13)
                                                          ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...............             --          (1,002)              5              --
  Change in unrealized gain (loss) on investments .....             --          (7,666)            243            (122)
                                                          ------------    ------------    ------------    ------------
    Net gain (loss) on investments ....................             --          (8,668)            248            (122)
                                                          ------------    ------------    ------------    ------------
  Reinvested capital gains ............................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................   $         --           1,638             727            (100)
                                                          ============    ============    ============    ============

                                                           NWLgCapGr       NWMdCpMkt      NWSP500Indx       NWSmCap
                                                          ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................             --             127           9,115              --
  Mortality and expense risk charges (note 2) .........         (1,109)           (487)        (14,101)         (3,801)
                                                          ------------    ------------    ------------    ------------
    Net investment activity ...........................         (1,109)           (360)         (4,986)         (3,801)
                                                          ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ..............         17,564         143,048         587,730         173,327
  Cost of mutual fund shares sold .....................        (29,310)       (141,824)       (810,054)       (181,540)
                                                          ------------    ------------    ------------    ------------
    Realized gain (loss) on investments ...............        (11,746)          1,224        (222,324)         (8,213)
  Change in unrealized gain (loss) on investments .....        (25,929)        (10,796)       (143,465)         (3,295)
                                                          ------------    ------------    ------------    ------------
    Net gain (loss) on investments ....................        (37,675)         (9,572)       (365,789)        (11,508)
                                                          ------------    ------------    ------------    ------------
  Reinvested capital gains ............................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ................        (38,784)         (9,932)       (370,775)        (15,309)
                                                          ============    ============    ============    ============

                                                            NWSmCapIx     NBEFGuard      NBEFPart      NBETGen
                                                            ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $       47        16,471            --            --
  Mortality and expense risk charges (note 2) ...........          (83)      (30,799)      (38,505)      (35,217)
                                                            ----------    ----------    ----------    ----------
    Net investment activity .............................          (36)      (14,328)      (38,505)      (35,217)
                                                            ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ................       13,714       448,582       423,049     1,232,588
  Cost of mutual fund shares sold .......................      (13,032)     (724,900)     (525,193)     (958,346)
                                                            ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .................          682      (276,318)     (102,144)      274,242
  Change in unrealized gain (loss) on investments .......       (1,495)     (251,415)     (508,107)     (224,823)
                                                            ----------    ----------    ----------    ----------
    Net gain (loss) on investments ......................         (813)     (527,733)     (610,251)       49,419
                                                            ----------    ----------    ----------    ----------
  Reinvested capital gains ..............................           --            --            --            --
                                                            ----------    ----------    ----------    ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................   $     (849)     (542,061)     (648,756)       14,202
                                                            ==========    ==========    ==========    ==========

                                                            NBETGuard      NBETPart      NBLtdMat     OppCapApA
                                                            ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................          570            --        30,650            --
  Mortality and expense risk charges (note 2) ...........       (1,739)       (1,049)       (8,222)       (2,523)
                                                            ----------    ----------    ----------    ----------
    Net investment activity .............................       (1,169)       (1,049)       22,428        (2,523)
                                                            ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ................       11,043     1,791,634       148,116         2,934
  Cost of mutual fund shares sold .......................      (12,002)   (1,801,680)     (147,224)       (3,951)
                                                            ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .................         (959)      (10,046)          892        (1,017)
  Change in unrealized gain (loss) on investments .......      (37,544)      (12,799)       (5,951)      (99,471)
                                                            ----------    ----------    ----------    ----------
    Net gain (loss) on investments ......................      (38,503)      (22,845)       (5,059)     (100,488)
                                                            ----------    ----------    ----------    ----------
  Reinvested capital gains ..............................           --            --            --            --
                                                            ----------    ----------    ----------    ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................      (39,672)      (23,894)       17,369      (103,011)
                                                            ==========    ==========    ==========    ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                               OppGlob       OPStrinc       PhxBalFd       PimTotRet
                                                             -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $        --          1,358         11,058         12,886
  Mortality and expense risk charges (note 2) ............       (91,053)          (202)        (5,925)        (3,490)
                                                             -----------    -----------    -----------    -----------
    Net investment activity ..............................       (91,053)         1,156          5,133          9,396
                                                             -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .................     5,785,594            258        130,416         50,186
  Cost of mutual fund shares sold ........................    (6,118,161)          (281)      (161,271)       (50,042)
                                                             -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ..................      (332,567)           (23)       (30,855)           144
  Change in unrealized gain (loss) on investments ........      (834,634)        (1,252)       (51,801)         8,907
                                                             -----------    -----------    -----------    -----------
    Net gain (loss) on investments .......................    (1,167,201)        (1,275)       (82,656)         9,051
                                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............................            --             --             --             --
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................   $(1,258,254)          (119)       (77,523)        18,447
                                                             ===========    ===========    ===========    ===========

                                                              StComStk       StrMidCap      StrGrinc        StLCap
                                                             -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................            --             --              5             --
  Mortality and expense risk charges (note 2) ............       (19,842)          (224)          (149)       (19,483)
                                                             -----------    -----------    -----------    -----------
    Net investment activity ..............................       (19,842)          (224)          (144)       (19,483)
                                                             -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold .................       421,625          1,779            132        396,093
  Cost of mutual fund shares sold ........................      (540,573)        (2,461)          (155)      (708,017)
                                                             -----------    -----------    -----------    -----------
    Realized gain (loss) on investments ..................      (118,948)          (682)           (23)      (311,924)
  Change in unrealized gain (loss) on investments ........      (323,116)       (11,086)        (3,449)      (288,468)
                                                             -----------    -----------    -----------    -----------
    Net gain (loss) on investments .......................      (442,064)       (11,768)        (3,472)      (600,392)
                                                             -----------    -----------    -----------    -----------
  Reinvested capital gains ...............................            --             --             --             --
                                                             -----------    -----------    -----------    -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      (461,906)       (11,992)        (3,616)      (619,875)
                                                             ===========    ===========    ===========    ===========

                                                               TemForFd
                                                             ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $         --
  Mortality and expense risk charges (note 2) ............        (34,748)
                                                             ------------
    Net investment activity ..............................        (34,748)
                                                             ------------

  Proceeds from mutual funds shares sold .................      6,468,815
  Cost of mutual fund shares sold ........................     (6,097,341)
                                                             ------------
    Realized gain (loss) on investments ..................        371,474
  Change in unrealized gain (loss) on investments ........       (131,571)
                                                             ------------
    Net gain (loss) on investments .......................        239,903
                                                             ------------
  Reinvested capital gains ...............................             --
                                                             ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................   $    205,155
                                                             ============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                        Total                               ACGroI
                                                           --------------------------------    --------------------------------
                                                                2002              2001              2002              2001
                                                           --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income ................................   $     (792,034)         (720,228)          (67,898)          (86,351)
  Realized gain (loss) on investments ..................       (6,847,974)         (473,380)         (303,341)           80,269
  Change in unrealized gain (loss) on investments ......      (28,061,195)      (34,013,099)       (1,534,140)       (2,121,026)
  Reinvested capital gains .............................           99,322           449,538                --                --
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from operations .........      (35,601,881)      (34,757,169)       (1,905,379)       (2,127,108)
                                                           --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ......       24,484,353        34,482,465           342,986           488,793
  Transfers between funds ..............................               --                --          (207,621)         (171,043)
  Redemptions ..........................................      (20,150,576)      (19,671,875)         (646,585)         (755,126)
  Annuity benefits .....................................           (7,614)          (10,724)           (6,403)           (7,843)
  Annual contract maintenance charges (note 2) .........         (256,953)         (242,653)          (10,556)          (12,267)
  Contingent deferred sales charges (note 2) ...........         (224,216)         (327,385)           (3,705)          (10,693)
  Adjustments to maintain reserves .....................          226,682           (14,697)              816             2,667
                                                           --------------    --------------    --------------    --------------
    Net equity transactions ............................        4,071,676        14,215,131          (531,068)         (465,512)
                                                           --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................      (31,530,205)      (20,542,038)       (2,436,447)       (2,592,620)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............      321,523,190       358,914,405        11,494,897        15,137,459
                                                           --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................   $  289,992,985       338,372,367         9,058,450        12,544,839
                                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................................       18,935,656        15,152,732           195,078           186,166
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................        1,930,648         5,590,419            23,535            29,099
  Units redeemed .......................................       (2,305,565)       (4,028,772)           (9,800)          (18,845)
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................       18,560,739        16,714,379           208,813           196,420
                                                           ==============    ==============    ==============    ==============

                                                                       ACIncGroA                          ACIncGroI
                                                           --------------------------------    --------------------------------
                                                                2002              2001              2002              2001
                                                           --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
  Net investment income ................................           (1,166)           (1,134)           (5,207)          (15,421)
  Realized gain (loss) on investments ..................         (116,813)           (2,972)          (36,803)           66,327
  Change in unrealized gain (loss) on investments ......          (37,698)          (28,627)         (871,639)         (507,090)
  Reinvested capital gains .............................               --                --                --                --
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
      owners' equity resulting from operations .........         (155,677)          (32,733)         (913,649)         (456,184)
                                                           --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ......          358,511           306,799           476,140           593,168
  Transfers between funds ..............................           16,404             6,984          (362,732)         (245,298)
  Redemptions ..........................................          (57,900)          (27,485)         (459,153)         (546,384)
  Annuity benefits .....................................               --                --                --                --
  Annual contract maintenance charges (note 2) .........               --                --            (8,416)           (7,233)
  Contingent deferred sales charges (note 2) ...........             (288)             (616)           (5,790)           (9,317)
  Adjustments to maintain reserves .....................              (51)                9              (115)             (141)
                                                           --------------    --------------    --------------    --------------
    Net equity transactions ............................          316,676           285,691          (360,066)         (215,205)
                                                           --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................          160,999           252,958        (1,273,715)         (671,389)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............        1,192,782           600,044         8,595,869         9,784,698
                                                           --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................        1,353,781           853,002         7,322,154         9,113,309
                                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................................          147,837            67,189           524,128           539,511
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................           45,999            37,057            32,102            47,850
  Units redeemed .......................................           (5,428)           (4,034)          (55,412)          (60,257)
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................          188,408           100,212           500,818           527,104
                                                           ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                    ACIntlGrA                        ACIntlGrI
                                                           ----------------------------    ----------------------------
                                                               2002            2001            2002            2001
                                                           ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ................................   $     (1,244)           (724)        (13,646)        (17,598)
  Realized gain (loss) on investments ..................        (47,300)         (2,042)       (482,459)       (470,763)
  Change in unrealized gain (loss) on investments ......         52,622         (26,285)        416,276        (105,361)
  Reinvested capital gains .............................             --              --              --              --
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations .........          4,078         (29,051)        (79,829)       (593,722)
                                                           ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ......         60,866          50,562         133,330         296,914
  Transfers between funds ..............................         (5,428)           (342)       (177,156)       (207,967)
  Redemptions ..........................................         (3,193)         (2,992)       (121,919)        (92,710)
  Annuity benefits .....................................             --              --              --              --
  Annual contract maintenance charges (note 2) .........             --              --          (2,372)         (2,409)
  Contingent deferred sales charges (note 2) ...........            (25)           (139)         (1,329)         (2,264)
  Adjustments to maintain reserves .....................             (7)           (113)           (272)            (47)
                                                           ------------    ------------    ------------    ------------
    Net equity transactions ............................         52,213          46,976        (169,718)         (8,483)
                                                           ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................         56,291          17,925        (249,547)       (602,205)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............        173,065         121,449       2,242,474       3,092,787
                                                           ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................   $    229,356         139,374       1,992,927       2,490,582
                                                           ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ......................................         27,565          13,960         123,761         123,327
                                                           ------------    ------------    ------------    ------------
  Units purchased ......................................         11,709           6,394           7,625          43,350
  Units redeemed .......................................         (1,292)           (494)        (17,104)        (43,496)
                                                           ------------    ------------    ------------    ------------
  Ending units .........................................         37,982          19,860         114,282         123,181
                                                           ============    ============    ============    ============

                                                                     ACSTGvtI                        ACUltraI
                                                           ----------------------------    ----------------------------
                                                               2002            2001            2002            2001
                                                           ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ................................         30,666          38,921        (135,067)       (165,103)
  Realized gain (loss) on investments ..................         13,599          (6,272)        (53,720)        (35,621)
  Change in unrealized gain (loss) on investments ......            654          26,150      (2,641,915)     (2,502,817)
  Reinvested capital gains .............................             --              --              --              --
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations .........         44,919          58,799      (2,830,702)     (2,703,541)
                                                           ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ......        244,489         322,087       1,021,059       2,081,518
  Transfers between funds ..............................        378,757         (17,922)       (672,868)       (572,570)
  Redemptions ..........................................       (222,617)     (1,039,441)       (946,190)     (1,203,854)
  Annuity benefits .....................................             --              --              --              --
  Annual contract maintenance charges (note 2) .........         (1,636)         (1,086)        (16,464)        (16,230)
  Contingent deferred sales charges (note 2) ...........         (1,116)        (27,722)        (13,639)        (21,410)
  Adjustments to maintain reserves .....................         14,853            (123)         11,516            (442)
                                                           ------------    ------------    ------------    ------------
    Net equity transactions ............................        412,730        (764,207)       (616,586)        267,012
                                                           ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................        457,649        (705,408)     (3,447,288)     (2,436,529)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............      2,321,712       2,598,444      22,547,668      27,643,558
                                                           ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................      2,779,361       1,893,036      19,100,380      25,207,029
                                                           ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ......................................        111,419         110,313       1,276,469       1,260,446
                                                           ------------    ------------    ------------    ------------
  Units purchased ......................................         33,983          38,065          43,733         178,991
  Units redeemed .......................................         (7,080)        (53,100)        (69,346)       (124,737)
                                                           ------------    ------------    ------------    ------------
  Ending units .........................................        138,322          95,278       1,250,856       1,314,700
                                                           ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                       CSEmGro                        CSGIFixI
                                                            ----------------------------    ----------------------------
                                                                2002            2001            2002            2001
                                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .................................   $    (23,869)        (32,905)            992             650
  Realized gain (loss) on investments ...................       (252,195)       (170,848)           (369)         (2,352)
  Change in unrealized gain (loss) on investments .......       (418,885)     (1,059,253)          8,460           4,453
  Reinvested capital gains ..............................             --              --              --              --
                                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ..........       (694,949)     (1,263,006)          9,083           2,751
                                                            ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .......        168,054         266,708          11,035          12,330
  Transfers between funds ...............................       (205,608)        (79,889)         75,180          17,433
  Redemptions ...........................................       (275,093)       (343,921)        (25,048)         (6,380)
  Annuity benefits ......................................             --              --              --              --
  Annual contract maintenance charges (note 2) ..........         (3,264)         (3,260)           (298)           (155)
  Contingent deferred sales charges (note 2) ............         (2,011)         (3,880)           (779)            (81)
  Adjustments to maintain reserves ......................            (32)         (1,793)             (2)             84
                                                            ------------    ------------    ------------    ------------
    Net equity transactions .............................       (317,954)       (166,035)         60,088          23,231
                                                            ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................     (1,012,903)     (1,429,041)         69,171          25,982
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............      4,224,002       6,092,533         189,598         168,162
                                                            ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................   $  3,211,099       4,663,492         258,769         194,144
                                                            ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .......................................        317,127         339,409          16,666          15,052
                                                            ------------    ------------    ------------    ------------
  Units purchased .......................................         13,735          32,627           6,384           9,673
  Units redeemed ........................................        (39,288)        (44,696)         (1,173)         (7,621)
                                                            ------------    ------------    ------------    ------------
  Ending units ..........................................        291,574         327,340          21,877          17,104
                                                            ============    ============    ============    ============

                                                                       DeHYBd                         DryABonds
                                                            ----------------------------    ----------------------------
                                                                2002            2001            2002            2001
                                                            ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .................................   $     19,967          37,263          32,583          49,090
  Realized gain (loss) on investments ...................       (102,209)       (161,535)        (10,286)        (12,233)
  Change in unrealized gain (loss) on investments .......         60,705          86,979          10,304          37,971
  Reinvested capital gains ..............................             --              --              --              --
                                                            ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ..........        (21,537)        (37,293)         32,601          74,828
                                                            ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .......          7,278          28,316         139,127         238,899
  Transfers between funds ...............................         (2,429)       (131,911)        106,547         239,691
  Redemptions ...........................................        (11,937)        (50,686)       (258,979)        (98,738)
  Annuity benefits ......................................             --              --              --              --
  Annual contract maintenance charges (note 2) ..........           (263)           (289)         (1,524)           (941)
  Contingent deferred sales charges (note 2) ............            (29)           (766)         (1,919)         (1,648)
  Adjustments to maintain reserves ......................            (56)         (6,045)         13,020               7
                                                            ------------    ------------    ------------    ------------
    Net equity transactions .............................         (7,436)       (161,381)         (3,728)        377,270
                                                            ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...................        (28,973)       (198,674)         28,873         452,098
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .............        403,602         639,794       2,740,366       2,070,621
                                                            ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...................   $    374,629         441,120       2,769,239       2,522,719
                                                            ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .......................................         39,799          57,457         202,272         157,768
                                                            ------------    ------------    ------------    ------------
  Units purchased .......................................            847           3,628          22,933          43,296
  Units redeemed ........................................         (1,672)        (17,505)        (24,175)        (15,202)
                                                            ------------    ------------    ------------    ------------
  Ending units ..........................................         38,974          43,580         201,030         185,862
                                                            ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                         DryApp                          DryBaI
                                                              ----------------------------    ----------------------------
                                                                  2002            2001            2002            2001
                                                              ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................................   $    (21,928)        (17,158)          6,057           7,414
  Realized gain (loss) on investments .....................        (20,087)        (11,350)        (18,929)        (10,568)
  Change in unrealized gain (loss) on investments .........       (357,808)       (215,413)       (161,224)         (3,745)
  Reinvested capital gains ................................          1,515              --              --              --
                                                              ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ............       (398,308)       (243,921)       (174,096)         (6,899)
                                                              ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .........        518,114         482,413          95,944         264,501
  Transfers between funds .................................        525,690          86,090          14,215         245,577
  Redemptions .............................................       (131,604)       (108,604)        (61,957)        (75,960)
  Annuity benefits ........................................             --              --              --              --
  Annual contract maintenance charges (note 2) ............         (2,206)         (1,849)         (1,030)           (642)
  Contingent deferred sales charges (note 2) ..............         (2,732)         (2,692)           (435)         (1,051)
  Adjustments to maintain reserves ........................         17,258             769             (83)            398
                                                              ------------    ------------    ------------    ------------
    Net equity transactions ...............................        924,520         456,127          46,654         432,823
                                                              ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....................        526,212         212,206        (127,442)        425,924
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...............      3,342,324       2,880,685       1,544,993       1,125,660
                                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....................   $  3,868,536       3,092,891       1,417,551       1,551,584
                                                              ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................................        310,248         225,503         150,473         101,028
                                                              ------------    ------------    ------------    ------------
  Units purchased .........................................        106,176          63,793           5,235          52,810
  Units redeemed ..........................................        (10,691)        (18,928)         (1,386)        (13,725)
                                                              ------------    ------------    ------------    ------------
  Ending units ............................................        405,733         270,368         154,322         140,113
                                                              ============    ============    ============    ============

                                                                        DryELead                        Dry3dCen
                                                              ----------------------------    ----------------------------
                                                                  2002            2001            2002            2001
                                                              ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...................................   $       (418)           (444)        (10,080)        (14,011)
  Realized gain (loss) on investments .....................           (274)            (13)       (184,031)        (10,308)
  Change in unrealized gain (loss) on investments .........         (4,660)         (3,223)       (109,075)       (355,487)
  Reinvested capital gains ................................             --              --              --              --
                                                              ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ............         (5,352)         (3,680)       (303,186)       (379,806)
                                                              ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .........            218           1,908          94,419         181,213
  Transfers between funds .................................         (3,478)          3,643        (273,317)        (63,431)
  Redemptions .............................................             --            (665)        (97,723)        (74,340)
  Annuity benefits ........................................             --              --              --              --
  Annual contract maintenance charges (note 2) ............             --              --          (1,677)         (1,766)
  Contingent deferred sales charges (note 2) ..............             --              --          (1,256)           (475)
  Adjustments to maintain reserves ........................              5              (6)            (26)            (66)
                                                              ------------    ------------    ------------    ------------
    Net equity transactions ...............................         (3,255)          4,880        (279,580)         41,135
                                                              ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....................         (8,607)          1,200        (582,766)       (338,671)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...............         75,922          76,996       1,894,876       2,454,986
                                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....................   $     67,315          78,196       1,312,110       2,116,315
                                                              ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .........................................          8,292           7,486         128,466         117,698
                                                              ------------    ------------    ------------    ------------
  Units purchased .........................................             23             552          12,061          13,880
  Units redeemed ..........................................           (373)            (66)        (47,395)         (6,893)
                                                              ------------    ------------    ------------    ------------
  Ending units ............................................          7,942           7,972          93,132         124,685
                                                              ============    ============    ============    ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                    Dry500Ix                          EvInc
                                                          ----------------------------    ----------------------------
                                                              2002            2001            2002            2001
                                                          ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...............................   $   (128,474)       (146,629)          3,305          10,779
  Realized gain (loss) on investments .................       (117,175)        181,716          (2,540)         (4,677)
  Change in unrealized gain (loss) on investments .....     (2,654,729)     (1,841,181)        (48,283)        (22,047)
  Reinvested capital gains ............................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations ........     (2,900,378)     (1,806,094)        (47,518)        (15,945)
                                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .....      1,270,407       1,667,458          37,973          39,781
  Transfers between funds .............................       (685,074)        992,707         183,593          21,194
  Redemptions .........................................     (1,194,303)       (935,859)        (43,267)       (541,554)
  Annuity benefits ....................................             --              --              --              --
  Annual contract maintenance charges (note 2) ........        (23,206)        (21,902)           (696)           (639)
  Contingent deferred sales charges (note 2) ..........         (9,387)        (15,301)           (270)        (12,638)
  Adjustments to maintain reserves ....................           (246)           (264)              8            (289)
                                                          ------------    ------------    ------------    ------------
    Net equity transactions ...........................       (641,809)      1,686,839         177,341        (494,145)
                                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................     (3,542,187)       (119,255)        129,823        (510,090)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........     20,949,076      22,925,025         723,477       1,440,452
                                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................   $ 17,406,889      22,805,770         853,300         930,362
                                                          ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................................        789,038         746,793          37,440          69,614
                                                          ------------    ------------    ------------    ------------
  Units purchased .....................................         56,408         133,581          10,426           5,255
  Units redeemed ......................................        (83,447)        (76,633)         (1,464)        (29,832)
                                                          ------------    ------------    ------------    ------------
  Ending units ........................................        761,999         803,741          46,402          45,037
                                                          ============    ============    ============    ============

                                                                    FedEqInc                        FedHiYld
                                                          ----------------------------    ----------------------------
                                                              2002            2001            2002            2001
                                                          ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ...............................             10              21          28,418          30,950
  Realized gain (loss) on investments .................         (2,144)            (10)        (65,637)        (14,452)
  Change in unrealized gain (loss) on investments .....         (2,826)         (2,553)          8,991         (33,883)
  Reinvested capital gains ............................             --              --              --              --
                                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract ...............
      owners' equity resulting from operations ........         (4,960)         (2,542)        (28,228)        (17,385)
                                                          ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners .....          9,644          29,052         135,379          79,698
  Transfers between funds .............................         (1,059)             --         193,906         111,464
  Redemptions .........................................             --            (190)        (34,766)        (32,749)
  Annuity benefits ....................................             --              --              --              --
  Annual contract maintenance charges (note 2) ........             --              --            (527)           (378)
  Contingent deferred sales charges (note 2) ..........             --              --            (935)           (138)
  Adjustments to maintain reserves ....................             --             (13)            (35)             38
                                                          ------------    ------------    ------------    ------------
    Net equity transactions ...........................          8,585          28,849         293,022         157,935
                                                          ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................          3,625          26,307         264,794         140,550
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........         30,974              --         507,293         508,656
                                                          ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .................         34,599          26,307         772,087         649,206
                                                          ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .....................................          4,072              --          58,130          56,361
                                                          ------------    ------------    ------------    ------------
  Units purchased .....................................          1,259           3,330          35,142          25,715
  Units redeemed ......................................           (113)            (25)         (3,063)         (9,468)
                                                          ------------    ------------    ------------    ------------
  Ending units ........................................          5,218           3,305          90,209          72,608
                                                          ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                                     FedIntInc                        FedBdFd
                                                           ----------------------------    ----------------------------
                                                               2002            2001            2002            2001
                                                           ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ................................   $      2,286             271          55,616          57,129
  Realized gain (loss) on investments ..................             (1)             --          (7,699)        (10,880)
  Change in unrealized gain (loss) on investments ......           (368)           (204)        (28,991)           (811)
  Reinvested capital gains .............................             --              --              --              --
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations .........          1,917              67          18,926          45,438
                                                           ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ......            407          66,451         103,378         210,892
  Transfers between funds ..............................             --              --          38,319         217,525
  Redemptions ..........................................             --              --         (96,648)       (183,125)
  Annuity benefits .....................................             --              --              --              --
  Annual contract maintenance charges (note 2) .........             --              --            (958)           (615)
  Contingent deferred sales charges (note 2) ...........             --              --          (1,534)           (468)
  Adjustments to maintain reserves .....................             (4)             --            (245)           (109)
                                                           ------------    ------------    ------------    ------------
  Net equity transactions ..............................            403          66,451          42,312         244,100
                                                           ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................          2,320          66,518          61,238         289,538
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............         92,474              --       1,961,007       1,466,071
                                                           ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................   $     94,794          66,518       2,022,245       1,755,609
                                                           ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ......................................          8,388              --         164,544         129,296
                                                           ------------    ------------    ------------    ------------
  Units purchased ......................................             36           6,213           4,200          54,252
  Units redeemed .......................................             --              --          (1,212)        (32,789)
                                                           ------------    ------------    ------------    ------------
  Ending units .........................................          8,424           6,213         167,532         150,759
                                                           ============    ============    ============    ============

                                                                     FidABalA                        FidABalT
                                                           ----------------------------    ----------------------------
                                                               2002            2001            2002            2001
                                                           ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ................................          4,411           3,900           4,136           7,667
  Realized gain (loss) on investments ..................        (12,793)         (2,695)        (13,127)         (8,299)
  Change in unrealized gain (loss) on investments ......        (57,440)        (10,061)       (100,227)        (21,018)
  Reinvested capital gains .............................             --              --              --              --
                                                           ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from operations .........        (65,822)         (8,856)       (109,218)        (21,650)
                                                           ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ......        182,042         284,603          74,293         167,720
  Transfers between funds ..............................        (19,949)             --           4,922          57,180
  Redemptions ..........................................        (41,884)        (17,662)        (40,503)        (24,040)
  Annuity benefits .....................................             --              --              --              --
  Annual contract maintenance charges (note 2) .........             --              --          (1,191)         (1,112)
  Contingent deferred sales charges (note 2) ...........           (474)            (31)           (337)           (563)
  Adjustments to maintain reserves .....................            (19)            (23)             (7)             (8)
                                                           ------------    ------------    ------------    ------------
  Net equity transactions ..............................        119,716         266,887          37,177         199,177
                                                           ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................         53,894         258,031         (72,041)        177,527
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............        660,896         271,045       1,203,796       1,147,302
                                                           ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................        714,790         529,076       1,131,755       1,324,829
                                                           ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ......................................         71,335          28,452          86,449          79,760
                                                           ------------    ------------    ------------    ------------
  Units purchased ......................................         16,409          30,072           3,592          18,269
  Units redeemed .......................................         (3,319)         (1,914)           (908)         (3,983)
                                                           ------------    ------------    ------------    ------------
  Ending units .........................................         84,425          56,610          89,133          94,046
                                                           ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                       FidAEGroA                            FidAEqIncA
                                             -----------------------------         -----------------------------
                                                2002               2001               2002               2001
                                             ----------         ----------         ----------         ----------
INVESTMENT ACTIVITY:
  Net investment income .............        $   (2,102)               (37)            (2,694)               (84)
  Realized gain (loss) on investments            (7,995)                (4)            (7,562)            (1,068)
  Change in unrealized gain (loss)
    on investments ..................           (82,248)               111           (107,168)            (5,094)
  Reinvested capital gains ..........                --                 --              2,100              6,443
                                             ----------         ----------         ----------         ----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..................           (92,345)                70           (115,324)               197
                                             ----------         ----------         ----------         ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           128,107              6,779            406,058            266,208
  Transfers between funds ...........            14,172              7,411            275,322             11,346
  Redemptions .......................           (34,095)                --            (55,373)           (16,246)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ........................               (78)                --               (820)              (123)
  Adjustments to maintain reserves ..                (1)                (3)               (31)                (9)
                                             ----------         ----------         ----------         ----------
      Net equity transactions .......           108,105             14,187            625,156            261,176
                                             ----------         ----------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY            15,760             14,257            509,832            261,373
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................           369,769                 --          1,260,314            254,454
                                             ----------         ----------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $  385,529             14,257          1,770,146            515,827
                                             ==========         ==========         ==========         ==========

CHANGES IN UNITS:
  Beginning units ...................            51,875                 --            116,878             22,823
                                             ----------         ----------         ----------         ----------
  Units purchased ...................            18,616              1,809             61,137             24,791
  Units redeemed ....................            (3,016)                --             (4,274)            (1,526)
                                             ----------         ----------         ----------         ----------
  Ending units ......................            67,475              1,809            173,741             46,088
                                             ==========         ==========         ==========         ==========

                                                      FidAEqIncT                            FidAGrOppA
                                             -----------------------------         -----------------------------
                                                2002               2001               2002               2001
                                             ----------         ----------         ----------         ----------
INVESTMENT ACTIVITY:
  Net investment income .............           (12,222)            (7,146)            (1,529)              (958)
  Realized gain (loss) on investments           (45,651)           (16,955)           (42,589)            (2,246)
  Change in unrealized gain (loss)
    on investments ..................          (132,023)           (26,618)             2,917            (14,812)
  Reinvested capital gains ..........             4,161             51,841                 --                141
                                             ----------         ----------         ----------         ----------
      Net increase (decrease) in contract
       owners' equity resulting from
       operations ...................          (185,735)             1,122            (41,201)           (17,875)
                                             ----------         ----------         ----------         ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           169,973            146,477            119,289             59,136
  Transfers between funds ...........           520,582            175,379              2,624              5,660
  Redemptions .......................          (148,722)           (98,096)           (28,404)            (4,829)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................            (2,627)            (2,156)                --                 --
  Contingent deferred sales charges
    (note 2) ........................            (1,044)            (1,744)               (19)              (140)
  Adjustments to maintain reserves ..               (20)                (7)                (6)                (3)
                                             ----------         ----------         ----------         ----------
      Net equity transactions .......           538,142            219,853             93,484             59,824
                                             ----------         ----------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           352,407            220,975             52,283             41,949
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................         2,528,954          2,070,885            201,523            159,487
                                             ----------         ----------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD         2,881,361          2,291,860            253,806            201,436
                                             ==========         ==========         ==========         ==========

CHANGES IN UNITS:
  Beginning units ...................           145,153            114,461             28,345             18,842
                                             ----------         ----------         ----------         ----------
  Units purchased ...................            35,577             24,472             15,634              8,148
  Units redeemed ....................            (5,355)           (12,549)            (2,485)              (667)
                                             ----------         ----------         ----------         ----------
  Ending units ......................           175,375            126,384             41,494             26,323
                                             ==========         ==========         ==========         ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                       FidAGrOppT                              FidAHiYldT
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............        $   (32,071)            (39,923)             67,783              90,282
  Realized gain (loss) on investments           (215,592)           (308,369)           (280,877)           (184,900)
  Change in unrealized gain (loss)
    on investments ..................           (483,509)           (310,213)            (86,958)             49,785
  Reinvested capital gains ..........                 --               6,000                  --                  --
                                             -----------         -----------         -----------         -----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..................           (731,172)           (652,505)           (300,052)            (44,833)
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................            253,849             586,562             123,076             235,492
  Transfers between funds ...........           (205,619)           (398,546)             (6,030)             15,424
  Redemptions .......................           (240,059)           (341,711)           (106,145)           (195,936)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................             (5,511)             (5,681)             (1,297)             (1,389)
  Contingent deferred sales charges
    (note 2) ........................             (3,740)             (3,707)             (1,357)             (1,772)
  Adjustments to maintain reserves ..                (54)                (92)                354                (570)
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......           (201,134)           (163,175)              8,601              51,249
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           (932,306)           (815,680)           (291,451)              6,416
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          5,347,102           6,835,757           2,238,779           2,521,450
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 4,414,796           6,020,077           1,947,328           2,527,866
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................            414,206             443,491             198,014             215,514
                                             -----------         -----------         -----------         -----------
  Units purchased ...................             21,832              57,358               7,561              81,611
  Units redeemed ....................            (38,330)            (68,161)             (2,441)            (76,391)
                                             -----------         -----------         -----------         -----------
  Ending units ......................            397,708             432,688             203,134             220,734
                                             ===========         ===========         ===========         ===========

                                                         FidAOvA                                FidAsMgr
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............               (214)                (28)             51,170              57,317
  Realized gain (loss) on investments                (22)                  1             (77,989)            (19,654)
  Change in unrealized gain (loss)
    on investments ..................              1,072                (266)           (388,036)           (235,999)
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ..................                836                (293)           (414,855)           (198,336)
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................            130,278              13,354             168,683             233,325
  Transfers between funds ...........           (149,880)                 --             115,322              (1,333)
  Redemptions .......................             (1,553)                 --            (243,131)           (314,767)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................                 --                  --              (2,984)             (2,713)
  Contingent deferred sales charges
    (note 2) ........................                 --                  --              (2,688)             (5,963)
  Adjustments to maintain reserves ..                 (4)                 --                 (30)                (43)
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......            (21,159)             13,354              35,172             (91,494)
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY            (20,323)             13,061            (379,683)           (289,830)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................             42,700                  --           5,266,968           5,848,009
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD             22,377              13,061           4,887,285           5,558,179
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................              5,894                  --             284,944             299,977
                                             -----------         -----------         -----------         -----------
  Units purchased ...................             16,794               1,607               3,241              22,309
  Units redeemed ....................            (19,521)                 --              (1,023)            (27,545)
                                             -----------         -----------         -----------         -----------
  Ending units ......................              3,167               1,607             287,162             294,741
                                             ===========         ===========         ===========         ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                        FidCapInc                               FidEqInc
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............        $    14,583              22,605               6,981              13,509
  Realized gain (loss) on investments            (11,190)             (8,054)           (108,330)            378,877
  Change in unrealized gain (loss)
    on investments ..................            (74,616)            (26,153)           (732,497)           (679,072)
  Reinvested capital gains ..........                 --                  --              33,265              66,503
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................            (71,223)            (11,602)           (800,581)           (220,183)
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................                 --                  --             293,982             388,475
  Transfers between funds ...........             (6,852)                 --             215,718             187,319
  Redemptions .......................            (22,280)            (24,514)           (728,856)         (1,066,102)
  Annuity benefits ..................               (319)               (383)               (647)             (1,694)
  Annual contract maintenance charges
    (note 2) ........................               (746)               (917)             (9,857)            (10,986)
  Contingent deferred sales charges
    (note 2) ........................                 --                (120)             (2,610)             (8,589)
  Adjustments to maintain reserves ..                (45)               (644)              1,912                 128
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......            (30,242)            (26,578)           (230,358)           (511,449)
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           (101,465)            (38,180)         (1,030,939)           (731,632)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................            635,501             742,571          11,515,959          13,097,791
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $   534,036             704,391          10,485,020          12,366,159
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................             13,985              15,364             137,625             146,711
                                             -----------         -----------         -----------         -----------
  Units purchased ...................                 --                  --               6,663              17,159
  Units redeemed ....................               (669)               (531)             (9,528)            (22,945)
                                             -----------         -----------         -----------         -----------
  Ending units ......................             13,316              14,833             134,760             140,925
                                             ===========         ===========         ===========         ===========

                                                         FidMgln                                FidPurtn
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............           (150,894)           (187,830)             88,448             112,956
  Realized gain (loss) on investments            368,264             568,544             (87,274)             (3,228)
  Change in unrealized gain (loss)
    on investments ..................         (5,001,086)         (3,174,055)           (504,754)           (172,404)
  Reinvested capital gains ..........                 --             249,290                  --                  --
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................         (4,783,716)         (2,544,051)           (503,580)            (62,676)
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................          1,041,634           1,734,107             305,167             472,788
  Transfers between funds ...........         (1,072,709)            (60,062)            119,833             103,387
  Redemptions .......................         (1,432,640)         (1,588,918)           (807,332)           (608,001)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................            (21,310)            (20,861)             (6,399)             (5,788)
  Contingent deferred sales charges
    (note 2) ........................            (18,835)            (27,452)             (7,117)             (8,994)
  Adjustments to maintain reserves ..                444                (383)                (87)                (26)
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......         (1,503,416)             36,431            (395,935)            (46,634)
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         (6,287,132)         (2,507,620)           (899,515)           (109,310)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................         31,317,115          37,387,941          12,638,711          13,425,361
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD         25,029,983          34,880,321          11,739,196          13,316,051
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................          1,116,333           1,161,915             526,520             546,155
                                             -----------         -----------         -----------         -----------
  Units purchased ...................             41,714              87,227              18,282              37,758
  Units redeemed ....................           (100,331)            (86,860)            (34,729)            (39,723)
                                             -----------         -----------         -----------         -----------
  Ending units ......................          1,057,716           1,162,282             510,073             544,190
                                             ===========         ===========         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                       FidVIPHI                             FranMutSer
                                             -----------------------------         -----------------------------
                                                2002               2001               2002               2001
INVESTMENT ACTIVITY:
  Net investment income .............        $    6,884              9,414            (15,875)            (4,250)
  Realized gain (loss) on investments           (20,101)              (197)            (4,225)            (6,396)
  Change in unrealized gain (loss)
    on investments ..................            10,720            (15,562)          (245,336)            73,081
  Reinvested capital gains ..........                --                 --             58,850             69,320
                                             ----------         ----------         ----------         ----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................            (2,497)            (6,345)          (206,586)           131,755
                                             ----------         ----------         ----------         ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................                --                 --            601,432            442,406
  Transfers between funds ...........                --                 --            805,446            512,059
  Redemptions .......................           (20,496)                --           (132,912)           (45,807)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................               (17)               (21)            (1,389)              (661)
  Contingent deferred sales charges
    (note 2) ........................                --                 --             (1,315)              (420)
  Adjustments to maintain reserves ..                (4)                 8              6,683            (24,404)
                                             ----------         ----------         ----------         ----------
  Net equity transactions ...........           (20,517)               (13)         1,277,945            883,173
                                             ----------         ----------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           (23,014)            (6,358)         1,071,359          1,014,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................            70,038             81,470          3,278,389            601,902
                                             ----------         ----------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $   47,024             75,112          4,349,748          1,616,830
                                             ==========         ==========         ==========         ==========

CHANGES IN UNITS:
  Beginning units ...................             4,118              4,173            261,828             48,763
                                             ----------         ----------         ----------         ----------
  Units purchased ...................                --                 --            111,097             93,726
  Units redeemed ....................            (1,207)                (1)            (8,828)           (21,471)
                                             ----------         ----------         ----------         ----------
  Ending units ......................             2,911              4,172            364,097            121,018
                                             ==========         ==========         ==========         ==========

                                                      FranSmCapGr                            FranBSInv
                                             -----------------------------         -----------------------------
                                                2002               2001               2002               2001
                                             ----------         ----------         ----------         ----------
INVESTMENT ACTIVITY:
  Net investment income .............            (4,519)            (2,591)            (1,449)                --
  Realized gain (loss) on investments           (72,541)           (19,077)             2,658                  1
  Change in unrealized gain (loss)
    on investments ..................          (105,201)           (50,452)             7,445              2,097
  Reinvested capital gains ..........                --                 --                 --                 --
                                             ----------         ----------         ----------         ----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................          (182,261)           (72,120)             8,654              2,098
                                             ----------         ----------         ----------         ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           131,669            244,119             86,653             13,581
  Transfers between funds ...........            33,134            (32,815)           123,640              8,276
  Redemptions .......................           (20,847)           (26,238)           (20,346)                --
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ........................              (246)                --               (841)                --
  Adjustments to maintain reserves ..               (23)               (18)               (31)                (2)
                                             ----------         ----------         ----------         ----------
  Net equity transactions ...........           143,687            185,048            189,075             21,855
                                             ----------         ----------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           (38,574)           112,928            197,729             23,953
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................           854,047            441,355            244,506                 --
                                             ----------         ----------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD           815,473            554,283            442,235             23,953
                                             ==========         ==========         ==========         ==========

CHANGES IN UNITS:
  Beginning units ...................           127,318             51,710             19,653                 --
                                             ----------         ----------         ----------         ----------
  Units purchased ...................            26,072             33,592             15,608              1,962
  Units redeemed ....................            (2,632)            (8,601)            (1,265)                --
                                             ----------         ----------         ----------         ----------
  Ending units ......................           150,758             76,701             33,996              1,962
                                             ==========         ==========         ==========         ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                        GartBond                                GartGvtBd
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............        $    46,581              30,239              47,673              18,253
  Realized gain (loss) on investments              9,547             (40,339)             (1,345)             12,779
  Change in unrealized gain (loss)
    on investments ..................            (12,087)             60,372              56,587             (24,175)
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................             44,041              50,272             102,915               6,857
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................            105,905             161,170             249,086             301,959
  Transfers between funds ...........             60,892             204,624             748,855             318,063
  Redemptions .......................           (172,591)           (527,765)           (189,364)            (27,614)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................             (1,517)             (1,068)             (1,530)               (452)
  Contingent deferred sales charges
    (note 2) ........................             (2,366)            (12,368)             (1,878)               (225)
  Adjustments to maintain reserves ..                (82)               (142)                235                 (52)
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......             (9,759)           (175,549)            805,404             591,679
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY             34,282            (125,277)            908,319             598,536
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          2,071,143           1,475,816           2,497,847             496,638
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 2,105,425           1,350,539           3,406,166           1,095,174
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................             69,075              33,869             197,497              39,452
                                             -----------         -----------         -----------         -----------
  Units purchased ...................              7,098              21,775              70,825              52,145
  Units redeemed ....................             (2,393)            (16,198)             (9,742)             (3,615)
                                             -----------         -----------         -----------         -----------
  Ending units ......................             73,780              39,446             258,580              87,982
                                             ===========         ===========         ===========         ===========

                                                        GartGrow                                GartIDAgg
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............             (8,480)            (10,374)                (13)                 --
  Realized gain (loss) on investments           (282,980)            (75,698)                  8                  --
  Change in unrealized gain (loss)
    on investments ..................             44,772            (313,798)             (1,173)                 --
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................           (246,688)           (399,870)             (1,178)                 --
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................            107,813             208,537               6,077                  --
  Transfers between funds ...........            (79,256)            (15,863)                 (1)                 --
  Redemptions .......................           (118,805)            (32,428)                 --                  --
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................             (2,041)             (2,177)                 --                  --
  Contingent deferred sales charges
    (note 2) ........................             (1,625)               (290)                 --                  --
  Adjustments to maintain reserves ..                 85                 (58)                 (6)                 --
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......            (93,829)            157,721               6,070                  --
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           (340,517)           (242,149)              4,892                  --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          1,449,709           1,825,984              11,078                  --
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD          1,109,192           1,583,835              15,970                  --
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................             36,571              26,857               1,341                  --
                                             -----------         -----------         -----------         -----------
  Units purchased ...................              6,119               9,671                 752                  --
  Units redeemed ....................            (11,241)             (1,446)                 (0)                 --
                                             -----------         -----------         -----------         -----------
  Ending units ......................             31,449              35,082               2,093                  --
                                             ===========         ===========         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      GartIDCon                           GartIDMod
                                             ---------------------------         ---------------------------
                                               2002              2001              2002              2001
                                             ---------         ---------         ---------         ---------
INVESTMENT ACTIVITY:
  Net investment income .............        $   5,008                 4             2,167               189
  Realized gain (loss) on investments                1                --               140                 7
  Change in unrealized gain (loss)
    on investments ..................           (6,947)               (3)          (14,674)            2,014
  Reinvested capital gains ..........               --                --                --                --
                                             ---------         ---------         ---------         ---------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................           (1,938)                1           (12,367)            2,210
                                             ---------         ---------         ---------         ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................          349,132               196            99,770            79,218
  Transfers between funds ...........          171,757                --           114,293                --
  Redemptions .......................               --                --                --                --
  Annuity benefits ..................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ........................               --                --                --                --
  Contingent deferred sales charges
    (note 2) ........................               --                --                --                --
  Adjustments to maintain reserves ..              (16)               (2)                7                --
                                             ---------         ---------         ---------         ---------
      Net equity transactions .......          520,873               194           214,070            79,218
                                             ---------         ---------         ---------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY          518,935               195           201,703            81,428
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................              196                --           187,142                --
                                             ---------         ---------         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 519,131               195           388,845            81,428
                                             =========         =========         =========         =========

CHANGES IN UNITS:
  Beginning units ...................               19                --            20,377                --
                                             ---------         ---------         ---------         ---------
  Units purchased ...................           51,435                19            24,022             8,628
  Units redeemed ....................               --                --                --                --
                                             ---------         ---------         ---------         ---------
  Ending units ......................           51,454                19            44,399             8,628
                                             =========         =========         =========         =========

                                                    GartIDModAgg                        GartIDModCon
                                             ---------------------------         ---------------------------
                                               2002              2001              2002              2001
                                             ---------         ---------         ---------         ---------
INVESTMENT ACTIVITY:
  Net investment income .............              193                --                53                --
  Realized gain (loss) on investments              264                --                --                --
  Change in unrealized gain (loss)
    on investments ..................           (2,817)              (18)             (237)               --
  Reinvested capital gains ..........               --                --                --                --
                                             ---------         ---------         ---------         ---------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................           (2,360)              (18)             (184)               --
                                             ---------         ---------         ---------         ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           59,854               281             6,758                --
  Transfers between funds ...........                5                --                --                --
  Redemptions .......................               --                --                --                --
  Annuity benefits ..................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ........................               --                --                --                --
  Contingent deferred sales charges
    (note 2) ........................               --                --                --                --
  Adjustments to maintain reserves ..               (7)               (1)               --                --
                                             ---------         ---------         ---------         ---------
      Net equity transactions .......           59,852               280             6,758                --
                                             ---------         ---------         ---------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY           57,492               262             6,574                --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................            1,679                --             1,363                --
                                             ---------         ---------         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD           59,171               262             7,937                --
                                             =========         =========         =========         =========

CHANGES IN UNITS:
  Beginning units ...................              195                --               141                --
                                             ---------         ---------         ---------         ---------
  Units purchased ...................            7,089                29               703                --
  Units redeemed ....................               --                --                --                --
                                             ---------         ---------         ---------         ---------
  Ending units ......................            7,284                29               844                --
                                             =========         =========         =========         =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                       GartLgCpVal                              GartMyMkt
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............        $    (1,853)               (566)            (10,914)            232,423
  Realized gain (loss) on investments            (14,983)              4,273                  --                  --
  Change in unrealized gain (loss)
    on investments ..................             (8,912)             (1,666)                 --                  --
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................            (25,748)              2,041             (10,914)            232,423
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................             44,143              54,382             862,368           1,443,131
  Transfers between funds ...........             55,872             105,399           1,186,867             918,010
  Redemptions .......................            (15,863)            (10,743)         (2,752,747)         (1,756,849)
  Annuity benefits ..................                 --                  --                (245)               (250)
  Annual contract maintenance charges
    (note 2) ........................               (317)                (98)            (12,594)             (7,957)
  Contingent deferred sales charges
    (note 2) ........................               (365)                 --             (34,808)            (25,780)
  Adjustments to maintain reserves ..                 (7)                 97                (117)              1,307
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......             83,463             149,037            (751,276)            571,612
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY             57,715             151,078            (762,190)            804,035
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................            589,288             131,235          15,422,196          14,250,648
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $   647,003             282,313          14,660,006          15,054,683
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................             56,771              11,972             659,924             619,704
                                             -----------         -----------         -----------         -----------
  Units purchased ...................              8,735              14,756              92,626             459,717
  Units redeemed ....................             (1,052)             (1,286)           (124,425)           (434,078)
                                             -----------         -----------         -----------         -----------
  Ending units ......................             64,454              25,442             628,125             645,343
                                             ===========         ===========         ===========         ===========

                                                       GartMyMktS                               GartTotRt
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............             (3,419)             43,218             (20,757)            (23,815)
  Realized gain (loss) on investments                 --                  --            (198,404)           (253,583)
  Change in unrealized gain (loss)
    on investments ..................                 --                  --            (158,441)           (311,020)
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................             (3,419)             43,218            (377,602)           (588,418)
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................          2,653,946           2,847,860             377,077             543,952
  Transfers between funds ...........         (1,717,555)           (507,751)             72,520            (262,239)
  Redemptions .......................         (1,357,056)           (154,473)           (375,857)           (273,471)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................                 --                  --              (6,963)             (7,026)
  Contingent deferred sales charges
    (note 2) ........................             (5,677)               (819)             (6,450)             (2,838)
  Adjustments to maintain reserves ..               (109)                318                 (12)               (127)
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......           (426,451)          2,185,135              60,315              (1,749)
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           (429,870)          2,228,353            (317,287)           (590,167)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          4,813,966           1,787,584           5,788,422           6,841,529
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD          4,384,096           4,015,937           5,471,135           6,251,362
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................            456,054             173,280              78,063              67,460
                                             -----------         -----------         -----------         -----------
  Units purchased ...................            254,326           1,075,368              14,713              11,064
  Units redeemed ....................           (294,638)           (865,898)            (18,304)             (7,457)
                                             -----------         -----------         -----------         -----------
  Ending units ......................            415,742             382,750              74,472              71,067
                                             ===========         ===========         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                       GartValOpp                               InvDynam
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............        $       (42)                 (2)            (43,312)            (67,807)
  Realized gain (loss) on investments                 96                  --          (1,148,413)           (322,782)
  Change in unrealized gain (loss)
    on investments ..................             (1,632)                 84            (687,370)         (2,174,869)
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................             (1,578)                 82          (1,879,095)         (2,565,458)
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................             11,676                 991             496,142           1,429,545
  Transfers between funds ...........             22,964                  --            (730,110)           (207,165)
  Redemptions .......................                (47)                 --            (378,826)           (383,192)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................                 --                  --              (6,782)             (5,734)
  Contingent deferred sales charges
    (note 2) ........................                 --                  --              (3,083)            (13,424)
  Adjustments to maintain reserves ..                  4                  --              (1,789)              1,562
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......             34,597                 991            (624,448)            821,592
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY             33,019               1,073          (2,503,543)         (1,743,866)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................              3,370                  --           7,890,231          11,510,996
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $    36,389               1,073           5,386,688           9,767,130
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................                313                  --             857,934             769,129
                                             -----------         -----------         -----------         -----------
  Units purchased ...................              3,121                  94              50,635             252,693
  Units redeemed ....................                 (4)                 --            (113,175)           (151,444)
                                             -----------         -----------         -----------         -----------
  Ending units ......................              3,430                  94             795,394             870,378
                                             ===========         ===========         ===========         ===========

                                                        InvSmCoGr                               InvTotRet
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                 2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............             (1,959)             (1,670)                (25)                204
  Realized gain (loss) on investments           (144,171)             (5,815)               (306)             (1,058)
  Change in unrealized gain (loss)
    on investments ..................             74,328             (23,766)            (24,455)                 75
  Reinvested capital gains ..........               (569)                 --                  --                  --
                                             -----------         -----------         -----------         -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................            (72,371)            (31,251)            (24,786)               (779)
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................             72,157             133,804             109,023              65,014
  Transfers between funds ...........             (3,974)             12,035              10,878              (4,719)
  Redemptions .......................             (7,486)             (8,406)             (4,565)             (8,436)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................                 --                  --                  --                  --
  Contingent deferred sales charges
    (note 2) ........................                (59)                (29)                (17)                 --
  Adjustments to maintain reserves ..             (4,423)               (186)                 (7)                (16)
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......             56,215             137,218             115,312              51,843
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY            (16,156)            105,967              90,526              51,064
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................            357,199             242,305             272,991             124,767
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD            341,043             348,272             363,517             175,831
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................             51,770              27,459              28,394              12,697
                                             -----------         -----------         -----------         -----------
  Units purchased ...................             11,082              18,391              12,640               6,764
  Units redeemed ....................             (1,336)             (1,243)               (447)             (1,562)
                                             -----------         -----------         -----------         -----------
  Ending units ......................             61,516              44,607              40,587              17,899
                                             ===========         ===========         ===========         ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                       JPMorBal                               JanBal
                                             -----------------------------         -----------------------------
                                                2002               2001               2002               2001
                                             ----------         ----------         ----------         ----------
INVESTMENT ACTIVITY:
  Net investment income .............        $      339                 --              2,488                695
  Realized gain (loss) on investments              (984)                --               (779)              (697)
  Change in unrealized gain (loss)
    on investments ..................            (8,199)                --            (20,444)            (1,964)
  Reinvested capital gains ..........                --                 --                 --                 --
                                             ----------         ----------         ----------         ----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................            (8,844)                --            (18,735)            (1,966)
                                             ----------         ----------         ----------         ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................            16,881                 --            212,765            132,791
  Transfers between funds ...........            15,532                 --            142,869             11,160
  Redemptions .......................           (26,611)                --            (44,536)            (3,193)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................               (50)                --                 --                 --
  Contingent deferred sales charges
    (note 2) ........................                --                 --               (217)              (198)
  Adjustments to maintain reserves ..                (4)                --                  3                 (8)
                                             ----------         ----------         ----------         ----------
      Net equity transactions .......             5,748                 --            310,884            140,552
                                             ----------         ----------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY            (3,096)                --            292,149            138,586
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................            81,047                 --            304,357              3,424
                                             ----------         ----------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $   77,951                 --            596,506            142,010
                                             ==========         ==========         ==========         ==========

CHANGES IN UNITS:
  Beginning units ...................             8,363                 --             33,047                350
                                             ----------         ----------         ----------         ----------
  Units purchased ...................               701                 --             37,911             17,882
  Units redeemed ....................              (218)                --             (3,797)            (3,091)
                                             ----------         ----------         ----------         ----------
  Ending units ......................             8,846                 --             67,161             15,141
                                             ==========         ==========         ==========         ==========

                                                        JanIntl                              JanWorld
                                             -----------------------------         -----------------------------
                                                2002               2001               2002               2001
                                             ----------         ----------         ----------         ----------
INVESTMENT ACTIVITY:
  Net investment income .............              (114)               (52)            (6,262)            (3,510)
  Realized gain (loss) on investments            (1,912)                (5)           (23,553)           (32,909)
  Change in unrealized gain (loss)
    on investments ..................               (88)            (1,275)          (130,968)           (56,279)
  Reinvested capital gains ..........                --                 --                 --                 --
                                             ----------         ----------         ----------         ----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................            (2,114)            (1,332)          (160,783)           (92,698)
                                             ----------         ----------         ----------         ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           140,874             14,936            214,033            476,837
  Transfers between funds ...........          (120,361)                --             (4,062)           (44,379)
  Redemptions .......................              (377)                --            (31,025)           (47,104)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................                --                 --                 --                 --
  Contingent deferred sales charges
    (note 2) ........................                (6)                --                (75)                --
  Adjustments to maintain reserves ..                (9)                (2)               (15)               (27)
                                             ----------         ----------         ----------         ----------
      Net equity transactions .......            20,121             14,934            178,856            385,327
                                             ----------         ----------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY            18,007             13,602             18,073            292,629
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................            14,898                 --          1,058,036            468,310
                                             ----------         ----------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD            32,905             13,602          1,076,109            760,939
                                             ==========         ==========         ==========         ==========

CHANGES IN UNITS:
  Beginning units ...................             2,188                 --            153,530             53,005
                                             ----------         ----------         ----------         ----------
  Units purchased ...................             4,876              1,810             31,029             62,579
  Units redeemed ....................            (1,540)                --             (3,831)           (16,790)
                                             ----------         ----------         ----------         ----------
  Ending units ......................             5,524              1,810            180,728             98,794
                                             ==========         ==========         ==========         ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                          JanFund                                   Jan20Fd
                                             ---------------------------------         ---------------------------------
                                                  2002                 2001                 2002                 2001
                                             ------------         ------------         ------------         ------------
INVESTMENT ACTIVITY:
  Net investment income .............        $    (89,671)            (125,644)            (176,522)            (252,844)
  Realized gain (loss) on investments            (976,497)             (10,235)            (643,238)             265,912
  Change in unrealized gain (loss)
    on investments ..................          (1,434,584)          (2,706,943)          (4,432,348)          (9,060,881)
  Reinvested capital gains ..........                  --                   --                   --                   --
                                             ------------         ------------         ------------         ------------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................          (2,500,752)          (2,842,822)          (5,252,108)          (9,047,813)
                                             ------------         ------------         ------------         ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           1,061,483            2,484,375            2,150,389            4,322,604
  Transfers between funds ...........            (998,524)            (915,719)          (1,838,763)            (945,379)
  Redemptions .......................            (720,041)            (834,240)          (1,497,516)          (1,465,894)
  Annuity benefits ..................                  --                   --                   --                   --
  Annual contract maintenance charges
    (note 2) ........................             (15,276)             (15,398)             (35,545)             (37,631)
  Contingent deferred sales charges
    (note 2) ........................             (11,164)             (16,532)             (19,563)             (24,684)
  Adjustments to maintain reserves ..              44,953                 (477)              34,533               (1,003)
                                             ------------         ------------         ------------         ------------
      Net equity transactions .......            (638,569)             702,009           (1,206,465)           1,848,013
                                             ------------         ------------         ------------         ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          (3,139,321)          (2,140,813)          (6,458,573)          (7,199,800)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          15,177,679           20,444,762           30,903,491           43,844,729
                                             ------------         ------------         ------------         ------------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 12,038,358           18,303,949           24,444,918           36,644,929
                                             ============         ============         ============         ============

CHANGES IN UNITS:
  Beginning units ...................           1,057,293              913,186            1,693,929            1,487,416
                                             ------------         ------------         ------------         ------------
  Units purchased ...................              45,449              233,267              161,394              346,682
  Units redeemed ....................             (73,583)            (134,894)            (250,399)            (149,409)
                                             ------------         ------------         ------------         ------------
  Ending units ......................           1,029,159            1,011,559            1,604,924            1,684,689
                                             ============         ============         ============         ============

                                                        JanWrldwde                                 LazSmCap
                                             ---------------------------------         ---------------------------------
                                                  2002                 2001                 2002                 2001
                                             ------------         ------------         ------------         ------------
INVESTMENT ACTIVITY:
  Net investment income .............             (91,981)            (131,785)             (13,285)              (4,090)
  Realized gain (loss) on investments            (134,984)             356,759              (58,004)              25,425
  Change in unrealized gain (loss)
    on investments ..................          (1,875,099)          (3,472,209)             (54,128)              40,773
  Reinvested capital gains ..........                  --                   --                   --                   --
                                             ------------         ------------         ------------         ------------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................          (2,102,064)          (3,247,235)            (125,417)              62,108
                                             ------------         ------------         ------------         ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................             689,734            1,908,661              155,540               87,799
  Transfers between funds ...........            (980,777)            (832,690)             983,710              314,825
  Redemptions .......................            (651,397)          (1,001,706)             (87,376)             (23,546)
  Annuity benefits ..................                  --                   --                   --                   --
  Annual contract maintenance charges
    (note 2) ........................             (14,418)             (15,457)                (925)                (259)
  Contingent deferred sales charges
    (note 2) ........................              (8,514)             (19,540)              (1,595)              (1,181)
  Adjustments to maintain reserves ..                (134)                (349)               1,236                  124
                                             ------------         ------------         ------------         ------------
      Net equity transactions .......            (965,506)              38,919            1,050,590              377,762
                                             ------------         ------------         ------------         ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY          (3,067,570)          (3,208,316)             925,173              439,870
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          15,661,799           22,278,531            1,414,927              419,751
                                             ------------         ------------         ------------         ------------
CONTRACT OWNERS' EQUITY END OF PERIOD          12,594,229           19,070,215            2,340,100              859,621
                                             ============         ============         ============         ============

CHANGES IN UNITS:
  Beginning units ...................           1,078,979            1,166,203              103,663               35,488
                                             ------------         ------------         ------------         ------------
  Units purchased ...................              50,084              122,773               79,244               47,511
  Units redeemed ....................            (118,518)            (126,020)              (5,269)             (15,870)
                                             ------------         ------------         ------------         ------------
  Ending units ......................           1,010,545            1,162,956              177,638               67,129
                                             ============         ============         ============         ============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                     MFSGIGvt                       MFSStratIncA
                                             ------------------------         -------------------------
                                               2002            2001             2002             2001
                                             --------        --------         --------         --------
INVESTMENT ACTIVITY:
  Net investment income .............        $     --          (2,673)          10,306               --
  Realized gain (loss) on investments              --          (6,207)          (1,002)              --
  Change in unrealized gain (loss)
    on investments ..................              --           7,044           (7,666)              --
  Reinvested capital gains ..........              --              --               --               --
                                             --------        --------         --------         --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................              --          (1,836)           1,638               --
                                             --------        --------         --------         --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................              --           9,986           12,288               --
  Transfers between funds ...........              --         (10,280)          31,015               --
  Redemptions .......................              --         (51,864)         (32,084)              --
  Annuity benefits ..................              --            (554)              --               --
  Annual contract maintenance charges
    (note 2) ........................              --            (544)            (421)              --
  Contingent deferred sales charges
    (note 2) ........................              --            (705)             (22)              --
  Adjustments to maintain reserves ..              --             126              (38)              --
                                             --------        --------         --------         --------
      Net equity transactions .......              --         (53,835)          10,738               --
                                             --------        --------         --------         --------

NET CHANGE IN CONTRACT OWNERS' EQUITY              --         (55,671)          12,376               --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................              --         415,263          351,380               --
                                             --------        --------         --------         --------
CONTRACT OWNERS' EQUITY END OF PERIOD        $     --         359,592          363,756               --
                                             ========        ========         ========         ========

CHANGES IN UNITS:
  Beginning units ...................              --          11,595           34,722               --
                                             --------        --------         --------         --------
  Units purchased ...................              --           2,062            1,494               --
  Units redeemed ....................              --          (3,537)            (446)              --
                                             --------        --------         --------         --------
  Ending units ......................              --          10,120           35,770               --
                                             ========        ========         ========         ========

                                                      NWBdIx                           NWIntIndx
                                             -------------------------         -------------------------
                                               2002             2001             2002             2001
                                             --------         --------         --------         --------
INVESTMENT ACTIVITY:
  Net investment income .............             479               71               22               --
  Realized gain (loss) on investments               5               --               --               --
  Change in unrealized gain (loss)
    on investments ..................             243              (61)            (122)              --
  Reinvested capital gains ..........              --               --               --               --
                                             --------         --------         --------         --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................             727               10             (100)              --
                                             --------         --------         --------         --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................          14,787            5,375              112               --
  Transfers between funds ...........          16,598               --            2,401               --
  Redemptions .......................          (1,122)              --               --               --
  Annuity benefits ..................              --               --               --               --
  Annual contract maintenance charges
    (note 2) ........................              --               --               --               --
  Contingent deferred sales charges
    (note 2) ........................              --               --               --               --
  Adjustments to maintain reserves ..              (2)              --                2               --
                                             --------         --------         --------         --------
      Net equity transactions .......          30,261            5,375            2,515               --
                                             --------         --------         --------         --------

NET CHANGE IN CONTRACT OWNERS' EQUITY          30,988            5,385            2,415               --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          12,553               --            1,888               --
                                             --------         --------         --------         --------
CONTRACT OWNERS' EQUITY END OF PERIOD          43,541            5,385            4,303               --
                                             ========         ========         ========         ========

CHANGES IN UNITS:
  Beginning units ...................           1,128               --              257               --
                                             --------         --------         --------         --------
  Units purchased ...................           2,780              501              342               --
  Units redeemed ....................             (93)              --               --               --
                                             --------         --------         --------         --------
  Ending units ......................           3,815              501              599               --
                                             ========         ========         ========         ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      NWLgCapGr                           NWMdCpMkt
                                             ---------------------------         ---------------------------
                                               2002              2001              2002              2001
                                             ---------         ---------         ---------         ---------
INVESTMENT ACTIVITY:
  Net investment income .............        $  (1,109)           (1,105)             (360)               (9)
  Realized gain (loss) on investments          (11,746)           (3,448)            1,224                 1
  Change in unrealized gain (loss)
    on investments ..................          (25,929)          (23,326)          (10,796)              546
  Reinvested capital gains ..........               --                --                --                --
                                             ---------         ---------         ---------         ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................          (38,784)          (27,879)           (9,932)              538
                                             ---------         ---------         ---------         ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................          122,904            23,809           212,120             6,908
  Transfers between funds ...........            1,508             7,531          (121,428)               --
  Redemptions .......................           (2,457)             (146)             (226)               --
  Annuity benefits ..................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ........................             (195)              (69)               --                --
  Contingent deferred sales charges
    (note 2) ........................              (63)              (10)               --                --
  Adjustments to maintain reserves ..              (22)               48               (12)               (1)
                                             ---------         ---------         ---------         ---------
      Net equity transactions .......          121,675            31,163            90,454             6,907
                                             ---------         ---------         ---------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY           82,891             3,284            80,522             7,445
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................           97,169           159,230            15,928                --
                                             ---------         ---------         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 180,060           162,514            96,450             7,445
                                             =========         =========         =========         =========

CHANGES IN UNITS:
  Beginning units ...................           13,422            15,959             1,678                --
                                             ---------         ---------         ---------         ---------
  Units purchased ...................           16,386             4,589            12,209               764
  Units redeemed ....................             (311)           (1,058)           (3,261)               --
                                             ---------         ---------         ---------         ---------
  Ending units ......................           29,497            19,490            10,626               764
                                             =========         =========         =========         =========

                                                        PrBal                               PrInt
                                             ---------------------------         ---------------------------
                                               2002              2001              2002              2001
                                             ---------         ---------         ---------         ---------
INVESTMENT ACTIVITY:
  Net investment income .............               --                80                --              (400)
  Realized gain (loss) on investments               --                (4)               --            (5,726)
  Change in unrealized gain (loss)
    on investments ..................               --              (372)               --            (2,928)
  Reinvested capital gains ..........               --                --                --                --
                                             ---------         ---------         ---------         ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ....................               --              (296)               --            (9,054)
                                             ---------         ---------         ---------         ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................               --             4,940                --            14,485
  Transfers between funds ...........               --            10,835                --            (1,398)
  Redemptions .......................               --                --                --            (1,732)
  Annuity benefits ..................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ........................               --               (37)               --               (25)
  Contingent deferred sales charges
    (note 2) ........................               --                --                --              (115)
  Adjustments to maintain reserves ..               --                 3                --                18
                                             ---------         ---------         ---------         ---------
      Net equity transactions .......               --            15,741                --            11,233
                                             ---------         ---------         ---------         ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY               --            15,445                --             2,179
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................               --             4,169                --            63,184
                                             ---------         ---------         ---------         ---------
CONTRACT OWNERS' EQUITY END OF PERIOD               --            19,614                --            65,363
                                             =========         =========         =========         =========

CHANGES IN UNITS:
  Beginning units ...................               --               396                --             6,012
                                             ---------         ---------         ---------         ---------
  Units purchased ...................               --             1,588                --             6,982
  Units redeemed ....................               --                --                --            (5,552)
                                             ---------         ---------         ---------         ---------
  Ending units ......................               --             1,984                --             7,442
                                             =========         =========         =========         =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                       NWSP500Indx                               NWSmCap
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............        $    (4,986)             (5,477)             (3,801)             (2,479)
  Realized gain (loss) on investments           (222,324)            (17,986)             (8,213)             (1,769)
  Change in unrealized gain (loss)
    on investments ..................           (143,465)           (139,577)             (3,295)             12,788
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................           (370,775)           (163,040)            (15,309)              8,540
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................            619,744             349,521              77,722              38,881
  Transfers between funds ...........           (387,030)             56,794             325,504              88,482
  Redemptions .......................           (100,838)            (84,112)            (40,538)            (19,652)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................               (729)               (334)               (505)               (185)
  Contingent deferred sales charges
    (note 2) ........................               (897)             (1,393)               (769)               (204)
  Adjustments to maintain reserves ..               (897)                191                   5                 148
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......            129,353             320,667             361,419             107,470
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           (241,422)            157,627             346,110             116,010
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          2,460,864           1,880,226             476,150             297,875
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 2,219,442           2,037,853             822,260             413,885
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................            299,497             200,542              39,865              23,848
                                             -----------         -----------         -----------         -----------
  Units purchased ...................             24,080              50,794              32,570              10,023
  Units redeemed ....................             (7,363)            (16,147)             (2,726)               (978)
                                             -----------         -----------         -----------         -----------
  Ending units ......................            316,214             235,189              69,709              32,893
                                             ===========         ===========         ===========         ===========

                                                        NWSmCapIx                               NBEFGuard
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............                (36)                  1             (14,328)            (18,542)
  Realized gain (loss) on investments                682                  --            (276,318)           (300,273)
  Change in unrealized gain (loss)
    on investments ..................             (1,495)                 83            (251,415)            352,041
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................               (849)                 84            (542,061)             33,226
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................             17,016               2,026              78,901             192,856
  Transfers between funds ...........             (6,461)                 --             (80,786)              8,215
  Redemptions .......................               (148)                 --            (292,838)           (294,190)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................                 --                  --              (2,670)             (2,678)
  Contingent deferred sales charges
    (note 2) ........................                 (9)                 --              (5,412)             (4,324)
  Adjustments to maintain reserves ..                 (1)                 (2)                (24)               (186)
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......             10,397               2,024            (302,829)           (100,307)
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY              9,548               2,108            (844,890)            (67,081)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................              8,047                  --           5,034,832           5,737,780
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD             17,595               2,108           4,189,942           5,670,699
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................                846                  --             291,417             321,714
                                             -----------         -----------         -----------         -----------
  Units purchased ...................              1,433                 211               4,925              21,464
  Units redeemed ....................               (313)                 --             (23,320)            (27,442)
                                             -----------         -----------         -----------         -----------
  Ending units ......................              1,966                 211             273,022             315,736
                                             ===========         ===========         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                        NBEFPart                                 NBETGen
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............        $   (38,505)            (43,036)            (35,217)            (15,472)
  Realized gain (loss) on investments           (102,144)            (55,234)            274,242             131,397
  Change in unrealized gain (loss)
    on investments ..................           (508,107)             10,141            (224,823)             76,012
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................           (648,756)            (88,129)             14,202             191,937
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................            180,769             300,540             759,237             319,392
  Transfers between funds ...........            (15,608)            (37,224)          1,511,928             780,047
  Redemptions .......................           (396,308)           (258,535)           (208,070)           (204,027)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................             (4,648)             (4,730)             (2,788)             (1,345)
  Contingent deferred sales charges
    (note 2) ........................             (3,681)             (3,610)             (2,664)             (1,427)
  Adjustments to maintain reserves ..                (47)                (47)                498               1,053
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......           (239,523)             (3,606)          2,058,141             893,693
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY           (888,279)            (91,735)          2,072,343           1,085,630
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          6,243,520           6,608,638           4,458,039           1,618,992
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 5,355,241           6,516,903           6,530,382           2,704,622
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................            247,749             250,980             327,635             130,513
                                             -----------         -----------         -----------         -----------
  Units purchased ...................              7,501              15,968             157,143             125,087
  Units redeemed ....................            (17,093)            (16,000)            (12,167)            (54,355)
                                             -----------         -----------         -----------         -----------
  Ending units ......................            238,157             250,948             472,611             201,245
                                             ===========         ===========         ===========         ===========

                                                        NBETGuard                               NBETPart
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............             (1,169)               (138)             (1,049)               (483)
  Realized gain (loss) on investments               (959)             (2,639)            (10,046)             (1,840)
  Change in unrealized gain (loss)
    on investments ..................            (37,544)                848             (12,799)              2,652
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................            (39,672)             (1,929)            (23,894)                329
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................            129,581              65,580              18,892              81,837
  Transfers between funds ...........              4,251              24,003             (43,755)             19,305
  Redemptions .......................            (10,951)             (3,724)             (8,992)            (13,300)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................                 --                  --                  --                  --
  Contingent deferred sales charges
    (note 2) ........................               (189)               (211)               (136)               (445)
  Adjustments to maintain reserves ..                (20)                (13)                 (1)                 (4)
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......            122,672              85,635             (33,992)             87,393
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY             83,000              83,706             (57,886)             87,722
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................            241,447              63,775             185,607              42,290
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD            324,447             147,481             127,721             130,012
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................             26,591               6,804              19,125               4,165
                                             -----------         -----------         -----------         -----------
  Units purchased ...................             14,702              10,058               2,452              10,911
  Units redeemed ....................             (1,034)             (1,242)             (6,846)             (2,090)
                                             -----------         -----------         -----------         -----------
  Ending units ......................             40,259              15,620              14,731              12,986
                                             ===========         ===========         ===========         ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                        NBLtdMat                                OppCapApA
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............        $    22,428              19,132              (2,523)               (345)
  Realized gain (loss) on investments                892              (2,246)             (1,017)             (2,431)
  Change in unrealized gain (loss)
    on investments ..................             (5,951)             10,954             (99,471)             (2,368)
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................             17,369              27,840            (103,011)             (5,144)
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................             41,266              28,742             174,657             122,640
  Transfers between funds ...........            161,759              12,608              86,751               7,453
  Redemptions .......................           (134,675)            (52,392)            (33,944)             (2,384)
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................               (739)               (534)                 --                  --
  Contingent deferred sales charges
    (note 2) ........................             (2,561)               (479)                (79)               (102)
  Adjustments to maintain reserves ..                382                 209                 (18)                 (4)
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......             65,432             (11,846)            227,367             127,603
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY             82,801              15,994             124,356             122,459
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................          1,197,434             765,668             381,404               5,342
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $ 1,280,235             781,662             505,760             127,801
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................             87,855              60,106              48,520                 587
                                             -----------         -----------         -----------         -----------
  Units purchased ...................              6,713               7,405              34,576              16,945
  Units redeemed ....................             (1,914)             (8,343)             (3,564)             (2,703)
                                             -----------         -----------         -----------         -----------
  Ending units ......................             92,654              59,168              79,532              14,829
                                             ===========         ===========         ===========         ===========

                                                         OppGlob                                OPStrInc
                                             -------------------------------         -------------------------------
                                                 2002                2001                2002                2001
                                             -----------         -----------         -----------         -----------
INVESTMENT ACTIVITY:
  Net investment income .............            (91,053)            (94,631)              1,156                 763
  Realized gain (loss) on investments           (332,567)            117,514                 (23)                 (4)
  Change in unrealized gain (loss)
    on investments ..................           (834,634)         (1,456,919)             (1,252)             (1,347)
  Reinvested capital gains ..........                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................         (1,258,254)         (1,434,036)               (119)               (588)
                                             -----------         -----------         -----------         -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................          1,024,875           1,557,886              22,306              21,383
  Transfers between funds ...........            907,881             241,012                  --                  --
  Redemptions .......................           (669,925)         (1,086,844)                 --                  --
  Annuity benefits ..................                 --                  --                  --                  --
  Annual contract maintenance charges
    (note 2) ........................             (8,878)             (7,168)                 --                  --
  Contingent deferred sales charges
    (note 2) ........................             (8,970)            (18,369)                 --                  --
  Adjustments to maintain reserves ..             86,466              13,727                   5                  --
                                             -----------         -----------         -----------         -----------
      Net equity transactions .......          1,331,449             700,244              22,311              21,383
                                             -----------         -----------         -----------         -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY             73,195            (733,792)             22,192              20,795
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................         14,413,611          15,441,947              23,583                  --
                                             -----------         -----------         -----------         -----------
CONTRACT OWNERS' EQUITY END OF PERIOD         14,486,806          14,708,155              45,775              20,795
                                             ===========         ===========         ===========         ===========

CHANGES IN UNITS:
  Beginning units ...................          1,741,535             468,998               2,330                  --
                                             -----------         -----------         -----------         -----------
  Units purchased ...................           (466,092)            132,955               2,149               2,094
  Units redeemed ....................           (526,638)            (61,197)                 --                  --
                                             -----------         -----------         -----------         -----------
  Ending units ......................            748,805             540,756               4,479               2,094
                                             ===========         ===========         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                       PhxBalFd                              PimTotRet
                                             -----------------------------         -----------------------------
                                                2002               2001               2002               2001
                                             ----------         ----------         ----------         ----------
INVESTMENT ACTIVITY:
  Net investment income .............        $    5,133              6,437              9,396              5,155
  Realized gain (loss) on investments           (30,855)            (5,361)               144                 38
  Change in unrealized gain (loss)
    on investments ..................           (51,801)             9,666              8,907             (6,634)
  Reinvested capital gains ..........                --                 --                 --                 --
                                             ----------         ----------         ----------         ----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................           (77,523)            10,742             18,447             (1,441)
                                             ----------         ----------         ----------         ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           140,591             40,235            246,824            361,606
  Transfers between funds ...........           (14,231)            35,321            151,132              8,788
  Redemptions .......................           (49,342)           (42,649)           (12,265)            (4,303)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................              (890)              (831)                --                 --
  Contingent deferred sales charges
    (note 2) ........................              (378)              (231)              (161)              (219)
  Adjustments to maintain reserves ..               (18)               (22)               114                 19
                                             ----------         ----------         ----------         ----------
      Net equity transactions .......            75,732             31,823            385,644            365,891
                                             ----------         ----------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY            (1,791)            42,565            404,091            364,450
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................           869,478            881,067            443,690              3,422
                                             ----------         ----------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD        $  867,687            923,632            847,781            367,872
                                             ==========         ==========         ==========         ==========

CHANGES IN UNITS:
  Beginning units ...................            48,287             49,220             39,495                328
                                             ----------         ----------         ----------         ----------
  Units purchased ...................             5,628              7,283             34,635             35,864
  Units redeemed ....................            (1,336)            (5,650)            (1,005)            (1,536)
                                             ----------         ----------         ----------         ----------
  Ending units ......................            52,579             50,853             73,125             34,656
                                             ==========         ==========         ==========         ==========

                                                       StComStk                              StrMidCap
                                             -----------------------------         -----------------------------
                                                2002               2001               2002               2001
                                             ----------         ----------         ----------         ----------
INVESTMENT ACTIVITY:
  Net investment income .............           (19,842)           (16,029)              (224)               (18)
  Realized gain (loss) on investments          (118,948)           (38,436)              (682)              (258)
  Change in unrealized gain (loss)
    on investments ..................          (323,116)            40,895            (11,086)               (65)
  Reinvested capital gains ..........                --                 --                 --                 --
                                             ----------         ----------         ----------         ----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................          (461,906)           (13,570)           (11,992)              (341)
                                             ----------         ----------         ----------         ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................           273,567            621,466             33,323              1,218
  Transfers between funds ...........           459,021            174,388             12,607                 --
  Redemptions .......................          (185,182)           (54,987)            (1,559)            (1,667)
  Annuity benefits ..................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ........................            (1,607)              (949)                --                 --
  Contingent deferred sales charges
    (note 2) ........................            (2,594)              (565)                --               (106)
  Adjustments to maintain reserves ..              (673)               846                 (1)                (2)
                                             ----------         ----------         ----------         ----------
      Net equity transactions .......           542,532            740,199             44,370               (557)
                                             ----------         ----------         ----------         ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY            80,626            726,629             32,378               (898)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................         3,131,296          2,005,352             14,463              4,099
                                             ----------         ----------         ----------         ----------
CONTRACT OWNERS' EQUITY END OF PERIOD         3,211,922          2,731,981             46,841              3,201
                                             ==========         ==========         ==========         ==========

CHANGES IN UNITS:
  Beginning units ...................           264,765            150,483              2,739                530
                                             ----------         ----------         ----------         ----------
  Units purchased ...................            53,737             91,132              9,342                207
  Units redeemed ....................            (9,022)           (21,683)              (297)              (250)
                                             ----------         ----------         ----------         ----------
  Ending units ......................           309,480            219,932             11,784                487
                                             ==========         ==========         ==========         ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                 StrGrInc                       StLCap                       TemForFd
                                         -------------------------     -------------------------     -------------------------
                                            2002           2001           2002           2001           2002           2001
                                         ----------     ----------     ----------     ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income .............    $     (144)           (14)       (19,483)       (28,319)       (34,748)       (35,576)
  Realized gain (loss) on investments           (23)             2       (311,924)        (4,540)       371,474         36,339
  Change in unrealized gain (loss)
    on investments ..................        (3,449)          (535)      (288,468)    (1,345,636)      (131,571)      (221,295)
  Reinvested capital gains ..........            --             --             --             --             --             --
                                         ----------     ----------     ----------     ----------     ----------     ----------
  Net increase (decrease) in contract
    owners' equity resulting from
    operations ......................        (3,616)          (547)      (619,875)    (1,378,495)       205,155       (220,532)
                                         ----------     ----------     ----------     ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................         9,205         13,089        179,511        266,770        396,586        328,658
  Transfers between funds ...........            --             --       (205,794)      (234,116)       383,589       (382,596)
  Redemptions .......................            --           (132)      (220,032)      (185,145)      (502,534)      (257,400)
  Annuity benefits ..................            --             --             --             --             --             --
  Annual contract maintenance charges
    (note 2) ........................            --             --         (3,307)        (2,989)        (3,197)        (3,032)
  Contingent deferred sales charges
    (note 2) ........................            --             --         (4,665)        (1,799)        (4,804)        (4,246)
  Adjustments to maintain reserves ..             3             --            (33)          (149)         1,362            (35)
                                         ----------     ----------     ----------     ----------     ----------     ----------
      Net equity transactions .......         9,208         12,957       (254,320)      (157,428)       271,002       (318,651)
                                         ----------     ----------     ----------     ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY         5,592         12,410       (874,195)    (1,535,923)       476,157       (539,183)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................        19,240             --      3,367,008      5,458,905      5,176,987      5,595,312
                                         ----------     ----------     ----------     ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD    $   24,832         12,410      2,492,813      3,922,982      5,653,144      5,056,129
                                         ==========     ==========     ==========     ==========     ==========     ==========

CHANGES IN UNITS:
  Beginning units ...................         2,793             --        139,555        151,240        356,734        338,697
                                         ----------     ----------     ----------     ----------     ----------     ----------
  Units purchased ...................         1,372          1,674          8,557         11,343         42,023        887,616
  Units redeemed ....................            --            (17)       (20,298)       (17,008)       (11,829)      (900,469)
                                         ----------     ----------     ----------     ----------     ----------     ----------
  Ending units ......................         4,165          1,657        127,814        145,575        386,928        325,844
                                         ==========     ==========     ==========     ==========     ==========     ==========

See accompanying notes to financial statements.

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2002 AND 2001
                                   (UNAUDITED)


(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      (a)   Organization and Nature of Operations

            The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

            The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

      (b)   The Contracts

            Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

            With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

                  American Century Growth Fund - Investor Class (ACGroI) American Century Income & Growth Fund - Advisor Class
                        (ACIncGroA)
                  American Century Income & Growth Fund - Investor Class
                        (ACIncGroI)
                  American Century International Growth Fund - Advisor Class
                        (ACIntlGrA)
                  American Century International Growth Fund - Investor Class
                        (ACIntlGrI)
                  American Century Short-Term Government Fund - Investor Class
                        (ACSTGvtI)
                  American Century Ultra Fund - Investor Class (ACUltraI) Credit Suisse Emerging Growth Fund - Common Shares (CSEmGro) Credit Suisse Global Fixed Income Fund - Common Shares
                        (CSGIFixI)
                  Delaware Group Delchester High-Yield Bond Fund, Inc. -
                        Institutional Class (DeHYBd)
                  Dreyfus A Bonds Plus, Inc. (DryABonds)
                  Dreyfus Appreciation Fund, Inc. (DryApp)
                  Dreyfus Balanced Fund, Inc. (DryBal)
                  Dreyfus Emerging Leaders Fund (DryELead)
                  The Dreyfus Premier Third Century Fund, Inc. - Class Z
                        (Dry3dCen)
                  Dreyfus S&P 500 Index Fund (Dry500Ix)
                  Evergreen Equity Income Fund - Class I (EvInc)
                  Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
                  Federated Intermediate Income Fund - Institutional Service
                        Class (FedIntInc)
                  Federated Investment Series Funds, Inc. - Federated Bond Fund
                        - Class F Shares (FedBdFd)
                  Fidelity(R) Advisor Balanced Fund - Class A (FidABalA) Fidelity(R) Advisor Balanced Fund - Class T (FidABalT) Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA) Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity(R) Advisor Growth Opportunities Fund - Class A
                        (FidAGrOppA)
                  Fidelity(R) Advisor Growth Opportunities Fund - Class T
                        (FidAGrOppT)
                  Fidelity(R) Advisor High Yield Fund - Class T (FidAHiYldT) Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT

                  Fidelity(R)Asset Manager(TM)(FidAsMgR)
                  Fidelity(R)Capital & Income Fund (FidCapInc)
                  Fidelity(R)Equity-Income Fund (FidEqInc)
                  Fidelity(R)Magellan(R)Fund (FidMgln)
                  Fidelity(R)Puritan(R)Fund (FidPurtn)
                  Fidelity(R) VIP - High Income Portfolio: Initial Class
                        (FidVIPHI)
                  Franklin Mutual Series Fund, Inc.: Mutual Shares Fund -
                        Class A (FranMutSer)
                  Franklin Small Cap Growth Fund I - Class A (FranSmCapGr) Franklin VIT - Franklin Balance Sheet Investment Fund -
                        Class A (FranBSInv)
                  Gartmore (formerly Nationwide(R)) Bond Fund - Class D
                        (GartBond)
                  Gartmore (formerly Nationwide(R)) Government Bond Fund -
                        Class D (GartGvtBd)
                  Gartmore (formerly Nationwide(R)) Growth Fund - Class D
                        (GartGrow)
                  Gartmore (formerly Nationwide(R)) ID Aggressive Fund - Service
                        Class (GartIDAgg)
                  Gartmore (formerly Nationwide(R)) ID Conservative Fund -
                        Service Class (GartIDCon)
                  Gartmore (formerly Nationwide(R)) ID Moderate Fund - Service
                        Class (GartIDMod)
                  Gartmore (formerly Nationwide(R)) ID Moderately Aggressive
                        Fund - Service Class (GartIDModAgg)
                  Gartmore (formerly Nationwide(R)) ID Moderately Conservative
                        Fund - Service Class (GartIDModCon)
                  Gartmore (formerly Nationwide(R)) Large Cap Value Fund -
                        Class A (GartLgCpVal)
                  Gartmore (formerly Nationwide(R)) Money Market Fund - Prime
                        Shares (GartMyMkt)
                  Gartmore (formerly Nationwide(R)) Money Market Fund - Service
                        Class (GartMyMktS)
                  Gartmore (formerly Nationwide(R)) Total Return Fund - Class D
                        (GartTotRt)
                  Gartmore (formerly Nationwide(R)) Value Opportunities Fund -
                        Class A (GartValOpp)
                  Invesco Dynamics Fund - Investor Class (InvDynam)
                  Invesco Small Company Growth Fund - Investor Class (InvSmCoGr) Invesco Total Return Fund - Investor Class (InvTotRet)
                  J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
                  Janus Adviser Balanced Fund (JanBal)
                  Janus Adviser International Fund (JanIntl)
                  Janus Adviser Worldwide Fund (JanWorld)
                  Janus Fund (JanFund)
                  Janus Twenty Fund (Jan20Fd)
                  Janus Worldwide Fund (JanWrldwde)
                  Lazard Small Cap Portfolio Open Shares (LazSmCap)
                  MFS(R) Global Governments Fund - Class A (MFSGlGvt)*
                  MFS(R) Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R) Bond Index Fund - Class A (NWBdIx)
                  Nationwide(R) International Index Fund - Class A (NWIntlndx) Nationwide(R) Large Cap Growth Fund - Class A (NWLgCapGr) Nationwide(R) Mid Cap Market Index Fund - Class A (NWMdCpMkt) Nationwide(R) S&P 500 Index Fund - Service Class (NWSP500Indx) Nationwide(R) Small Cap Fund - Class A (NWSmCap)
                  Nationwide(R) Small Cap Index Fund - Class A (NWSmCapIx) Neuberger Berman EF - Guardian Fund - Investor Class Shares
                        (NBEFGuard)
                  Neuberger Berman EF - Partners Fund - Investor Class Shares
                        (NBEFPart)
                  Neuberger Berman ET - Genesis Fund - Trust Class Shares
                        (NBETGen)
                  Neuberger Berman ET - Guardian Fund - Trust Class Shares
                        (NBETGuard)
                  Neuberger Berman ET - Partners Fund - Trust Class Shares
                        (NBETPart)
                  Neuberger Berman Limited Maturity Bond Fund(R) - Investor
                        Class Shares (NBLtdMat)

                  Oppenheimer Capital Appreciation Fund A (OppCapApA) Oppenheimer Global Fund A (OppGlob)
                  Oppenheimer Strategic Income Fund - Class A (OPStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd) PIMCO Total Return Fund - Class A (PimTotRet)
                  Strong Advisor Common Stock Fund - Class Z (StComStk) Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap) Strong Growth and Income Fund (StrGrInc)
                  Strong Large Cap Growth Fund (StLCap)
                  Templeton Foreign Fund - Class A (TemForFd)

                  * At June 30, 2002, contract owners have not invested in this fund.

            The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

      (c)   Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e) Use of Estimates in the Preparation of Financial Statements The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (f)   Calculation of Annuity Reserves

            Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

(2)   EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

      For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months.

      For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

      No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

      The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

         NATIONWIDE VARIABLE ACCOUNT RIDERS                                             SOLOIST     SUCCESSOR
         ----------------------------------                                             -------     ---------
MORTALITY AND EXPENSE RISK - BASIC                                                       1.30%        0.95%

REDUCED PURCHASE PAYMENT OPTION:                                                            -         0.25%

  Initial lowered to $1,000 and subsequent lowered to $25.
  Not available for investment only contracts.

DEATH BENEFIT OPTIONS:

  One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)              -         0.15%
    If death before annuitization, benefit will be greatest of (i) contract value,
    (ii) purchase payments less surrenders or (iii) highest contract value before
    86th birthday less surrenders.

  Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or
    after 1-2-01)                                                                           -         0.20%
    If death before annuitization, benefit will be greatest of (i) contract value,
    (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.

  One-Year Step Up (for contracts issued prior to 1-2-01)                                   -         0.10%
    If death before annuitization, benefit will be greatest of (i) contract value,
    (ii) purchase payments less surrenders or (iii) highest contract value before
    86th birthday less surrenders.

  5% Enhanced (for contracts issued prior to 1-2-01)                                        -         0.05%
    If death before annuitization, benefit will be greater of (i) contract value or
    (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:
  Option 1                                                                                  -         0.45%
  Option 2                                                                                  -         0.30%

    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

BENEFICIARY PROTECTOR OPTION:                                                               -         0.40%
    Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

MAXIMUM VARIABLE ACCOUNT CHARGES*                                                        1.30%        2.50%

* When maximum options are elected.

The following table provides mortality and expense charges by asset fee rates for the year ended risk June 30, 2002:

                          TOTAL        ACGROI          ACINCGROA        ACINCGROI       ACINTLGRA
                          -----        ------          ---------        ---------       ---------
0.95% ............    $   79,850          811              2,536                -              444
1.00% ............         3,441            9                 83                -                -
1.05% ............         4,390          232                394                -                9
1.10% ............        17,525           60                327                -               88
1.15% ............           746            2                  -                -                8
1.20% ............        62,162          514              1,422                -              480
1.25% ............        18,034          106                867                -               91
1.30% ............     1,768,261       65,628                 80           53,316                1
1.35% ............         4,699          208                107                -                -
1.40% ............         5,268          238                856                -               21
1.45% ............         8,334           48                537                -               80
1.50% ............           979            3                 89                -               22
1.55% ............         2,814           24                400                -                -
1.60% ............           280            -                 11                -                -
1.65% ............           802            8                 49                -                -
1.70% ............            98            7                  -                -                -
1.75% ............            36            -                  -                -                -
1.80% ............            18            -                  -                -                -
1.90% ............            49            -                  -                -                -
2.05% ............             3            -                  -                -                -
                      ----------       ------              -----           ------            -----
Totals ...........    $1,977,789       67,898              7,758           53,316            1,244
                      ==========       ======              =====           ======            =====


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                        ACINTLGRI      ACSTGVTI          ACULTRAI           CSEMGRO       CSGIFIXI
                        ---------      --------          --------           -------       --------
0.95% ............      $      -          2,234             3,812                 -             -
1.00% ............             -             16                77                 -             -
1.05% ............             -              -               157                 -             -
1.10% ............             -             30               575                 -             -
1.15% ............             -              -                 8                 -             -
1.20% ............             -            542             2,984                 -             -
1.25% ............             -             14             1,273                 -             -
1.30% ............        13,646         12,624           125,419            23,869         1,327
1.35% ............             -             46               209                 -             -
1.40% ............             -              2                16                 -             -
1.45% ............             -            150               487                 -             -
1.50% ............             -              1                37                 -             -
1.55% ............             -              -                 8                 -             -
1.60% ............             -              -                 4                 -             -
1.65% ............             -              -                 -                 -             -
1.70% ............             -              -                 -                 -             -
1.75% ............             -              -                 -                 -             -
1.80% ............             -              -                 1                 -             -
1.90% ............             -              -                 -                 -             -
2.05% ............             -              -                 -                 -             -
                        --------         ------           -------            ------         -----
Totals ...........      $ 13,646         15,659           135,067            23,869         1,327
                        ========         ======           =======            ======         =====

                          DEHYBD       DRYABONDS         DRYAPP             DRYBAL        DRYELEAD
                          ------       ---------         ------             ------        --------
0.95% ............      $     -               -           4,469                755            47
1.00% ............            -               -             215                601             -
1.05% ............            -               -               -                216             -
1.10% ............            -               -             222                413             -
1.15% ............            -               -               -                  -             -
1.20% ............            -               -           1,190                460           351
1.25% ............            -               -             748                 73            20
1.30% ............        2,627          17,660          14,658              5,779             -
1.35% ............            -               -             290                 67             -
1.40% ............            -               -              36                365             -
1.45% ............            -               -             118                 43             -
1.50% ............            -               -              20                 23             -
1.55% ............            -               -               1                371             -
1.60% ............            -               -               -                 11             -
1.65% ............            -               -             103                  -             -
1.70% ............            -               -               6                  -             -
1.75% ............            -               -               -                  -             -
1.80% ............            -               -               -                  -             -
1.90% ............            -               -               -                  -             -
2.05% ............            -               -               -                  -             -
                        -------          ------          ------              -----           ---
Totals ...........      $ 2,627          17,660          22,076              9,177           418
                        =======          ======          ======              =====           ===

                        Dry3Dcen       Dry500ix          Evinc              FedEqinc        FedHiYld
                        --------       --------          -----              --------        --------
0.95% ............      $    222              -              -                    35             174
1.00% ............             -              -              -                     -              14
1.05% ............             -              -              -                     -               -
1.10% ............             8              -              -                     -              87
1.15% ............             -              -              -                     -               8
1.20% ............           266              -              -                   101             244
1.25% ............           417              -              -                    73              88
1.30% ............         8,940        128,474          5,189                     -           3,600
1.35% ............           148              -              -                     2               -
1.40% ............             -              -              -                     -             242
1.45% ............            77              -              -                     -               9
1.50% ............             -              -              -                     1               1
1.55% ............             -              -              -                     -               -
1.60% ............             -              -              -                     -               4
1.65% ............             -              -              -                     -               -
1.70% ............             2              -              -                     -               -
1.75% ............             -              -              -                     -               -
1.80% ............             -              -              -                     -               -
1.90% ............             -              -              -                     -               -
2.05% ............             -              -              -                     -               -
                        --------        -------          -----                   ---           -----
     Totals ......      $ 10,080        128,474          5,189                   212           4,471
                        ========        =======          =====                   ===           =====

                        FedIntInc      FedBdFd           FidABalA           FidABalT        FidAEGroA
                        ---------      -------           --------           --------        ---------
0.95% ............      $     420              944            1,407                -            1,184
1.00% ............             16                -                2                -                -
1.05% ............              -              149               33                -                -
1.10% ............              -              471            1,202                -               69
1.15% ............              -                -                -                -                -
1.20% ............              -              472              759                -              595
1.25% ............              -              123              166                -                9
1.30% ............              -            9,672                1            7,655                -
1.35% ............              -               44              189                -                -
1.40% ............              -               20               11                -              151
1.45% ............              -               34               69                -               39
1.50% ............              -                -                3                -                1
1.55% ............              -               24                -                -                -
1.60% ............              -                -                -                -                -
1.65% ............              -                -                -                -               48
1.70% ............              -                -                -                -                6
1.75% ............              -                -                -                -                -
1.80% ............              -                1                -                -                -
1.90% ............              -                8                -                -                -
2.05% ............              -                2                -                -                -
                        ---------           ------            -----            -----            -----
     Totals ......      $     436           11,964            3,842            7,655            2,102
                        =========           ======            =====            =====            =====

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                        FidAEqIncA     FidAEqIncT        FidAGrOppA         FidAGrOppT      FidAHiYldT
                        ----------     ----------        ----------         ----------      ----------
0.95% ............      $   3,915              -                359                 -              542
1.00% ............            207              -                 29                 -               54
1.05% ............            144              -                  -                 -                -
1.10% ............            689              -                146                 -               44
1.15% ............              8              -                  -                 -                5
1.20% ............          1,427              -                753                 -              292
1.25% ............          1,024              -                 29                 -               68
1.30% ............             32         18,236                  -            32,071           13,337
1.35% ............             42              -                 27                 -               23
1.40% ............            390              -                  -                 -                -
1.45% ............            340              -                183                 -               27
1.50% ............             14              -                  2                 -                1
1.55% ............              -              -                  -                 -                -
1.60% ............              -              -                  -                 -                -
1.65% ............            104              -                  -                 -                -
1.70% ............              -              -                  -                 -                6
1.75% ............              -              -                  -                 -                -
1.80% ............              -              -                  1                 -                1
1.90% ............              -              -                  -                 -                -
2.05% ............              -              -                  -                 -                -
                        ---------         ------              -----            ------           ------
Totals ...........      $   8,336         18,236              1,529            32,071           14,400
                        =========         ======              =====            ======           ======

                        FidAOvA        FidAsMgr          FidCapInc          FidEqInc        FidMgIn
                        -------        --------          ---------          --------        -------
0.95% ............      $   57                -                -                 -                -
1.00% ............           -                -                -                 -                -
1.05% ............           -                -                -                 -                -
1.10% ............           -                -                -                 -                -
1.15% ............           -                -                -                 -                -
1.20% ............         156                -                -                 -                -
1.25% ............           -                -                -                 -                -
1.30% ............           1           32,891            3,871            73,123          186,049
1.35% ............           -                -                -                 -                -
1.40% ............           -                -                -                 -                -
1.45% ............           -                -                -                 -                -
1.50% ............           -                -                -                 -                -
1.55% ............           -                -                -                 -                -
1.60% ............           -                -                -                 -                -
1.65% ............           -                -                -                 -                -
1.70% ............           -                -                -                 -                -
1.75% ............           -                -                -                 -                -
1.80% ............           -                -                -                 -                -
1.90% ............           -                -                -                 -                -
2.05% ............           -                -                -                 -                -
                        ------           ------            -----            ------          -------
Totals ...........      $  214           32,891            3,871            73,123          186,049
                        ======           ======            =====            ======          =======

                        FIDPURTN       FIDVIPHI          FRANMUTSER         FRANSMCAPGR     FRANBSINV
                        --------       --------          ----------         -----------     ---------
0.95% .............     $      -             -                3,223              1,905           579
1.00% .............            -             -                  187                 77             6
1.05% .............            -             -                   33                271             -
1.10% .............            -             -                  612                 86            75
1.15% .............            -             -                    8                  -             -
1.20% .............            -             -                1,460              1,079           375
1.25% .............            -             -                  636                811           486
1.30% .............       79,945           427               16,664                 90             -
1.35% .............            -             -                  321                 37           154
1.40% .............            -             -                   13                 26             4
1.45% .............            -             -                  311                112            87
1.50% .............            -             -                   16                  -            13
1.55% .............            -             -                  418                 17             -
1.60% .............            -             -                   16                  -             3
1.65% .............            -             -                    4                  -             -
1.70% .............            -             -                    6                  8             -
1.75% .............            -             -                    -                  -             -
1.80% .............            -             -                    -                  -             -
1.90% .............            -             -                    9                  -             -
2.05% .............            -             -                    -                  -             -
                        --------           ---               ------              -----         -----
   Totals .........     $ 79,945           427               23,937              4,519         1,782
                        ========           ===               ======              =====         =====

                        GARTBOND       GARTGVTBD         GARTGROW           GARTIDAGG     GARTIDCON
                        --------       ---------         --------           ---------     ---------
0.95% .............     $    487           4,463               53                  1            578
1.00% .............          231               7                9                  -              -
1.05% .............          311              18                -                  -              -
1.10% .............          188           1,125                -                  -          1,043
1.15% .............            -               -                -                  -              -
1.20% .............          528             732              271                  7            103
1.25% .............          149               7                9                  2              -
1.30% .............       10,787           9,137            8,097                  -             32
1.35% .............           40             169                -                  1              1
1.40% .............            4             369               11                 67              -
1.45% .............           58              52               30                  -              -
1.50% .............            -               -                -                  6              -
1.55% .............          347             231                -                  -              -
1.60% .............            -              20                -                  -              -
1.65% .............            -               -                -                  -              -
1.70% .............            2              12                -                  -              -
1.75% .............            -               -                -                  -              -
1.80% .............            -               -                -                  -              -
1.90% .............            -               8                -                  -              -
2.05% .............            -               -                -                  -              -
                        --------          ------            -----                 --          -----
   Totals .........     $ 13,132          16,350            8,480                 84          1,757
                        ========          ======            =====                 ==          =====


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                        GARTIDMOD      GARTIDMODAGG      GARTIDMODCON     GARTLGCPVAL     GARTMYMKT
                        ---------      ------------      ------------     -----------     ---------
0.95% .............     $ 1,222                 51                -               394             -
1.00% .............           -                  -                -                 -             -
1.05% .............           -                  -                -                 -             -
1.10% .............           -                  1                1                 -             -
1.15% .............          45                  -                -                 -             -
1.20% .............         118                 37                -               537             -
1.25% .............          22                  -                -                23             -
1.30% .............           1                  -                -             2,776        93,656
1.35% .............           7                  8               23                 -             -
1.40% .............          45                 13                -                 -             -
1.45% .............          18                  9                -                18             -
1.50% .............           -                  6                9                26             -
1.55% .............           -                  -                -                 -             -
1.60% .............           -                  -                -                 -             -
1.65% .............           -                  -                -                 -             -
1.70% .............           -                  -                -                 -             -
1.75% .............           -                  -                -                 -             -
1.80% .............           -                  -                -                 -             -
1.90% .............           -                  -                -                 -             -
2.05% .............           -                  -                -                 -             -
                        -------                ---               --             -----        ------
   Totals .........     $ 1,478                125               33             3,774        93,656
                        =======                ===               ==             =====        ======

                        GARTMYMKTS     GARTTOTRT         GARTVALOPP         INVDYNAM      INVSMCOGR
                        ----------     ---------         ----------         --------      ---------
0.95% ..............    $  9,095            368                18              2,645           615
1.00% ..............          46             43                 -                156             2
1.05% ..............         439              -                 -                252           112
1.10% ..............       1,132             53                 -                647            36
1.15% ..............         492              -                 -                 59             -
1.20% ..............      16,992            133                12              2,086           709
1.25% ..............         311             50                 9                650            70
1.30% ..............         217         36,648                 -             35,846            69
1.35% ..............         293             16                30                 89            18
1.40% ..............           -              7                 -                256           217
1.45% ..............         810             43                20                407            46
1.50% ..............         131              -                 6                 68            27
1.55% ..............          19            348                 -                 48            30
1.60% ..............           5              -                 -                 42             3
1.65% ..............           -              -                 -                 56             5
1.70% ..............           4              -                 -                  5             -
1.75% ..............          36              -                 -                  -             -
1.80% ..............           -              -                 -                  -             -
1.90% ..............           -              -                 -                  -             -
2.05% ..............           -              -                 -                  -             -
                        --------         ------                --             ------         -----
   Totals ..........    $ 30,022         37,709                95             43,312         1,959
                        ========         ======                ==             ======         =====

                        INVTOTRET      JPMORBAL          JANBAL             JANINTL       JANWORLD
                        ---------      --------          ------             -------       --------
0.95% ..............    $    137             -            1,497                  -           1,297
1.00% ..............           -             -               65                  -             231
1.05% ..............          11             -                -                 33             310
1.10% ..............         116             -              273                  -             311
1.15% ..............           -             -                -                  -               1
1.20% ..............         712            56              120                 28           1,616
1.25% ..............         455             -              151                 25           1,341
1.30% ..............           -           489               25                 22              39
1.35% ..............          34             -                -                  -             271
1.40% ..............         381             -              153                  -             244
1.45% ..............         218             -              311                  5             465
1.50% ..............           1             1                6                  -              39
1.55% ..............          13             -                -                  -               2
1.60% ..............           -             -                -                  1               9
1.65% ..............           -             -               49                  -              73
1.70% ..............           -             -                -                  -              11
1.75% ..............           -             -                -                  -               -
1.80% ..............           -             -                -                  -               -
1.90% ..............           -             -                -                  -               2
2.05% ..............           1             -                -                  -               -
                        --------           ---            -----                ---           -----
   Totals ..........    $  2,079           546            2,650                114           6,262
                        ========           ===            =====                ===           =====

                        JANFUND        JAN20FD           JANWRLDWDE         LAZSMCAP      MFSSTRATINCA
                        -------        -------           ----------         --------      ------------
0.95% ..............    $  3,358         4,305              2,154               563               -
1.00% ..............         270            29                 31                 -               -
1.05% ..............         155           438                 35                 -               -
1.10% ..............         894           803                 17               137               -
1.15% ..............           -            75                  -                 -               -
1.20% ..............       2,490         4,093                137               359               -
1.25% ..............       1,576         1,554                548                54               -
1.30% ..............      79,982       164,171             88,990            11,732           2,299
1.35% ..............         260           393                  -                37               -
1.40% ..............          37            26                  -                 -               -
1.45% ..............         467           518                 51                22               -
1.50% ..............          49            85                 18                 1               -
1.55% ..............          18             4                  -               370               -
1.60% ..............           9            20                  -                 -               -
1.65% ..............         102             -                  -                 -               -
1.70% ..............           4             7                  -                 -               -
1.75% ..............           -             -                  -                 -               -
1.80% ..............           -             -                  -                 -               -
1.90% ..............           -             1                  -                10               -
2.05% ..............           -             -                  -                 -               -
                        --------       -------             ------            ------           -----
   Totals ..........    $ 89,671       176,522             91,981            13,285           2,299
                        ========       =======             ======            ======           =====


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                        NWBDIX         NWINTLINDX         NWLGCAPGR          NWMDCPMKT     NWSP500INDX
                        ------         ----------         ---------          ---------     -----------
0.95% .............        14                -                19                 39            3,322
1.00% .............         -                -                 -                  1              159
1.05% .............         -                -                 -                  -              141
1.10% .............        30                -                 -                  -              519
1.15% .............         -                -                 -                 10               10
1.20% .............        83                5                63                177            2,011
1.25% .............        24                2                23                160            1,160
1.30% .............         1                -               990                  -            5,888
1.35% .............         -                -                11                  2              408
1.40% .............         -                -                 -                  -               12
1.45% .............         1                6                 3                 98              321
1.50% .............         -                -                 -                  -               79
1.55% .............         -                -                 -                  -               36
1.60% .............         -                -                 -                  -               19
1.65% .............         -                -                 -                  -                9
1.70% .............         -                -                 -                  -                -
1.75% .............         -                -                 -                  -                -
1.80% .............         -                -                 -                  -                7
1.90% .............         -                -                 -                  -                -
2.05% .............         -                -                 -                  -                -
                        -----               --             -----                ---           ------
   Totals .........     $ 153               13             1,109                487           14,101
                        =====               ==             =====                ===           ======

                        NWSMCAP        NWSMCAPIX         NBEFGUARD          NBEFPART      NBETGEN
                        -------        ---------         ---------          --------      -------
0.95% .............     $    43              17                 -                 -         2,575
1.00% .............           2               -                 -                 -           250
1.05% .............           -               -                 -                 -             2
1.10% .............          27               -                 -                 -           626
1.15% .............           -               -                 -                 -             3
1.20% .............         104              38                 -                 -         3,063
1.25% .............          55               3                 -                 -           177
1.30% .............       3,549               1            30,799            38,505        27,738
1.35% .............           -               -                 -                 -           237
1.40% .............           -               -                 -                 -           275
1.45% .............          21              24                 -                 -           168
1.50% .............           -               -                 -                 -             6
1.55% .............           -               -                 -                 -            16
1.60% .............           -               -                 -                 -            18
1.65% .............           -               -                 -                 -            63
1.70% .............           -               -                 -                 -             -
1.75% .............           -               -                 -                 -             -
1.80% .............           -               -                 -                 -             -
1.90% .............           -               -                 -                 -             -
2.05% .............           -               -                 -                 -             -
                        -------              --            ------            ------        ------
   Totals .........     $ 3,801              83            30,799            38,505        35,217
                        =======              ==            ======            ======        ======

                        NBETGUARD      NBETPART          NBLTDMAT           OPPCAPAPA     OPPGLOB
                        ---------      --------          --------           ---------     -------
0.95% ..............    $   107            257                 -               1,402        4,327
1.00% ..............          4              -                 -                  39          147
1.05% ..............          -              -                 -                  28          392
1.10% ..............        307              -                 -                 178        1,152
1.15% ..............          -              -                 -                   -            -
1.20% ..............      1,183            592                 -                 306        3,837
1.25% ..............         11            137                 -                 171          805
1.30% ..............          2              -             8,222                  11       79,249
1.35% ..............         57             15                 -                   2          175
1.40% ..............          2              -                 -                 154          423
1.45% ..............         42             48                 -                 169          372
1.50% ..............          1              -                 -                   7           33
1.55% ..............         23              -                 -                   -           46
1.60% ..............          -              -                 -                   8           73
1.65% ..............          -              -                 -                  48            6
1.70% ..............          -              -                 -                   -            6
1.75% ..............          -              -                 -                   -            -
1.80% ..............          -              -                 -                   -            -
1.90% ..............          -              -                 -                   -           10
2.05% ..............          -              -                 -                   -            -
                        -------          -----             -----               -----       ------
Totals .............    $ 1,739          1,049             8,222               2,523       91,053
                        =======          =====             =====               =====       ======

                        OPSTRINC       PHXBALFD          PIMTOTRET          STCOMSTK      STRMIDCAP
                        --------       --------          ---------          --------      ---------
0.95% ..............         -               -                379              2,251            23
1.00% ..............         -               -                 19                 95             -
1.05% ..............         -               -                  -                 59             -
1.10% ..............         -               -              1,787                795             3
1.15% ..............         -               -                  2                  -             -
1.20% ..............         2               -                335              1,170           160
1.25% ..............       132               -                 67                940            30
1.30% ..............         -           5,925                485             14,170             1
1.35% ..............        51               -                 26                 26             -
1.40% ..............         -               -                  -                 19             -
1.45% ..............        17               -                265                272             7
1.50% ..............         -               -                118                  9             -
1.55% ..............         -               -                  -                  -             -
1.60% ..............         -               -                  -                  3             -
1.65% ..............         -               -                  -                 26             -
1.70% ..............         -               -                  -                  6             -
1.75% ..............         -               -                  -                  -             -
1.80% ..............         -               -                  7                  -             -
1.90% ..............         -               -                  -                  1             -
2.05% ..............         -               -                  -                  -             -
                        ------           -----              -----             ------           ---
Totals .............    $  202           5,925              3,490             19,842           224
                        ======           =====              =====             ======           ===


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                        STRGRINC       STLCAP            TEMFORFD
                        --------       ------            --------
0.95% ...............   $   41              -               1,659
1.00% ...............        -              -                  12
1.05% ...............        -              -                  16
1.10% ...............        -              -                 120
1.15% ...............        -              -                   -
1.20% ...............       43              -               1,190
1.25% ...............        -              -                   9
1.30% ...............        -         19,483              31,330
1.35% ...............       16              -                  68
1.40% ...............        -              -                 162
1.45% ...............       49              -                 132
1.50% ...............        -              -                   -
1.55% ...............        -              -                   -
1.60% ...............        -              -                   1
1.65% ...............        -              -                  49
1.70% ...............        -              -                   -
1.75% ...............        -              -                   -
1.80% ...............        -              -                   -
1.90% ...............        -              -                   -
2.05% ...............        -              -                   -
                        ------         ------              ------
Totals ..............   $  149         19,483              34,748
                        ======         ======              ======

(3)    RELATED PARTY TRANSACTIONS

       The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)   CONTRACT OWNER'S EQUITY SCHEDULE

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2002, and the contract expense rate and total return for the six month period ended June 30, 2002:

                                                                  CONTRACT                   UNIT         CONTRACT        TOTAL
                                                               EXPENSE RATE*     UNITS    FAIR VALUE   OWNERS' EQUITY    RETURN**
                                                               -------------     -----    ----------   --------------    --------
American Century Growth Fund - Investor Class
      2002 ..................................................      0.95%        30,601   $  5.357107     $  163,933      -16.94%
                                                                   1.00%           334      5.351275          1,787      -16.96%
                                                                   1.05%         7,367      5.345423         39,380      -16.98%
                                                                   1.10%         2,662      5.339592         14,214      -17.00%
                                                                   1.15%           638      5.333765          3,403      -17.02%
                                                                   1.20%        20,743      5.327928        110,517      -17.04%
                                                                   1.25%         3,085      5.322108         16,419      -17.06%
                                                                   1.30%       129,612     65.930058      8,545,327      -17.08%
                                                                   1.35%         5,231      5.310477         27,779      -17.10%
                                                                   1.40%         5,633      5.304650         29,881      -17.12%
                                                                   1.45%         1,905      5.298842         10,094      -17.14%
                                                                   1.50%            84      5.293029            445      -17.16%
                                                                   1.55%           538      5.287230          2,845      -17.19%
                                                                   1.65%           182      5.275629            960      -17.23%
                                                                   1.70%           198      5.269834          1,043      -17.25%

American Century Income & Growth Fund - Advisor Class
      2002 ..................................................      0.95%        69,915      7.217210        504,591      -10.79%
                                                                   1.00%         3,994      7.209355         28,794      -10.81%
                                                                   1.05%         9,711      7.201504         69,934      -10.83%
                                                                   1.10%         7,686      7.193649         55,290      -10.86%
                                                                   1.15%             7      7.185786             50      -10.88%
                                                                   1.20%        32,321      7.177943        231,998      -10.90%
                                                                   1.25%        19,980      7.170109        143,259      -10.92%
                                                                   1.30%         1,555      7.162274         11,137      -10.94%
                                                                   1.35%         2,251      7.154450         16,105      -10.97%
                                                                   1.40%        18,835      7.146603        134,606      -10.99%
                                                                   1.45%        13,613      7.138779         97,180      -11.01%
                                                                   1.50%         1,332      7.130989          9,498      -11.03%
                                                                   1.55%         6,789      7.123166         48,359      -11.05%
                                                                   1.60%           153      7.115340          1,089      -11.08%
                                                                   1.65%           201      7.107561          1,429      -11.10%
                                                                   1.70%            40      7.099747            284      -11.12%
                                                                   1.90%            25      7.068593            177      -11.21%

American Century Income & Growth Fund - Investor Class
      2002 ..................................................      1.30%       500,818     14.620390      7,322,154      -10.85%

American Century International Growth Fund - Advisor Class
      2002 ..................................................      0.95%        15,843      6.059413         95,999       -3.72%
                                                                   1.00%           158      6.052802            956       -3.74%
                                                                   1.05%           308      6.046196          1,862       -3.77%
                                                                   1.10%         2,708      6.039595         16,355       -3.79%
                                                                   1.15%         2,616      6.033002         15,782       -3.81%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                                  CONTRACT                   UNIT         CONTRACT         TOTAL
                                                               EXPENSE RATE*      UNITS   FAIR VALUE    OWNERS' EQUITY    RETURN**
                                                               -------------      -----   ----------    --------------    --------
                                                                   1.20%         10,600     6.026419          63,880       -3.84%
                                                                   1.25%          2,516     6.019834          15,146       -3.86%
                                                                   1.35%              2     6.006674              12       -3.91%
                                                                   1.40%            536     6.000093           3,216       -3.93%
                                                                   1.45%          2,045     5.993522          12,257       -3.96%
                                                                   1.50%            623     5.986958           3,730       -3.98%
                                                                   1.90%             27     5.934562             160       -4.17%

American Century International Growth Fund - Investor Class
      2002 ...............................................         1.30%        114,282    17.438680       1,992,927       -3.76%

American Century Short-Term Government Fund - Investor Class
      2002 ...............................................         0.95%         44,004    11.432513         503,076        1.88%
                                                                   1.00%            310    11.420064           3,540        1.86%
                                                                   1.10%          1,762    11.395190          20,078        1.81%
                                                                   1.20%          8,906    11.370364         101,264        1.76%
                                                                   1.25%            214    11.357969           2,431        1.73%
                                                                   1.30%         79,760    26.465532       2,110,891        1.70%
                                                                   1.35%            731    11.333176           8,285        1.68%
                                                                   1.40%             41    11.320797             464        1.66%
                                                                   1.45%          2,532    11.308410          28,633        1.63%
                                                                   1.50%             31    11.296051             350        1.61%
                                                                   1.70%             22    11.246650             247        1.50%
                                                                   1.90%              9    11.197372             101        1.40%

American Century Ultra Fund - Investor Class
      2002 ...............................................         0.95%        133,476     5.922461        790,506       -12.60%
                                                                   1.00%          4,776     5.916001         28,255       -12.62%
                                                                   1.05%          4,697     5.909551         27,757       -12.65%
                                                                   1.10%         17,701     5.903087        104,491       -12.67%
                                                                   1.15%          2,526     5.896656         14,895       -12.69%
                                                                   1.20%         80,727     5.890205        475,499       -12.71%
                                                                   1.25%         26,942     5.883763        158,520       -12.73%
                                                                   1.30%        961,806    18.084468     17,393,750       -12.76%
                                                                   1.35%          5,316     5.870894         31,210       -12.78%
                                                                   1.40%            372     5.864479          2,182       -12.80%
                                                                   1.45%         11,517     5.858045         67,467       -12.82%
                                                                   1.50%            744     5.851629          4,354       -12.84%
                                                                   1.55%            154     5.845217            900       -12.86%
                                                                   1.60%             77     5.838803            450       -12.89%
                                                                   1.65%             22     5.832390            128       -12.91%
                                                                   1.90%              3     5.800401             17       -13.02%

Credit Suisse Emerging Growth Fund - Common Shares
      2002 ...............................................         1.30%        291,574    11.012980      3,211,099       -17.32%

Credit Suisse Global Fixed Income Fund - Common Shares
      2002 ...............................................         1.30%         21,877    11.828368        258,769         3.98%

                                                               CONTRACT                      UNIT         CONTRACT         TOTAL
                                                             EXPENSE RATE*     UNITS     FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                             -------------     -----     ----------    --------------     --------
Delaware Group Delchester High-Yield Bond Fund, Inc. -
Institutional Class
    2002 .................................................      1.30%           38,974      9.612274        374,629        -5.21%

Dreyfus A Bonds Plus, Inc.
    2002 .................................................      1.30%          201,030     13.775254      2,769,239         1.68%

Dreyfus Appreciation Fund, Inc.
    2002 .................................................      0.95%          127,243      8.001322      1,018,112        -9.41%
                                                                1.00%            8,176      7.992618         65,348        -9.43%
                                                                1.10%            5,814      7.975200         46,368        -9.48%
                                                                1.20%           33,622      7.957807        267,557        -9.52%
                                                                1.25%           14,673      7.949132        116,638        -9.54%
                                                                1.30%          204,819     11.055440      2,264,364        -9.57%
                                                                1.35%            5,417      7.931765         42,966        -9.59%
                                                                1.40%              718      7.923100          5,689        -9.61%
                                                                1.45%            3,129      7.914405         24,764        -9.63%
                                                                1.50%              399      7.905757          3,154        -9.66%
                                                                1.55%               23      7.897095            182        -9.68%
                                                                1.60%                1      7.888440              8        -9.70%
                                                                1.65%            1,553      7.879803         12,237        -9.72%
                                                                1.70%              123      7.871154            968        -9.75%
                                                                1.90%               23      7.836629            180        -9.84%

Dreyfus Balanced Fund, Inc.
    2002 .................................................      0.95%           17,550      8.335074        146,281       -10.82%
                                                                1.00%           13,576      8.325984        113,034       -10.84%
                                                                1.05%            4,579      8.316918         38,083       -10.86%
                                                                1.10%            8,491      8.307844         70,542       -10.88%
                                                                1.20%            7,546      8.289727         62,554       -10.93%
                                                                1.25%            2,604      8.280671         21,563       -10.95%
                                                                1.30%           86,114      9.885060        851,242       -10.97%
                                                                1.35%            1,331      8.262581         10,997       -10.99%
                                                                1.40%            5,645      8.253548         46,591       -11.02%
                                                                1.45%              859      8.244528          7,082       -11.04%
                                                                1.50%              355      8.235487          2,924       -11.06%
                                                                1.55%            5,481      8.226476         45,089       -11.08%
                                                                1.60%              173      8.217454          1,422       -11.11%
                                                                1.70%               18      8.199428            148       -11.15%

Dreyfus Emerging Leaders Fund
    2002 .................................................      0.95%            1,134      8.515960          9,657        -7.34%
                                                                1.20%            6,430      8.469608         54,460        -7.45%
                                                                1.25%              378      8.460346          3,198        -7.48%

Dreyfus Premier Third Century Fund, Inc. - Class Z, The
    2002 .................................................      0.95%            2,431      5.362876         13,037       -17.99%
                                                                1.10%              267      5.345342          1,427       -18.05%
                                                                1.20%            6,794      5.333663         36,237       -18.09%
                                                                1.25%           11,176      5.327837         59,544       -18.11%
                                                                1.30%           66,588     17.580546      1,170,653       -18.13%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                                 CONTRACT                    UNIT          CONTRACT         TOTAL
                                                               EXPENSE RATE*     UNITS    FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                               -------------     -----    ----------    --------------     --------
                                                                   1.35%         3,717      5.316188        19,760         -18.15%
                                                                   1.45%         2,120      5.304547        11,246         -18.19%
                                                                   1.70%            39      5.275510           206         -18.29%

Dreyfus S&P 500 Index Fund
    2002 ....................................................      1.30%       761,999     22.843716    17,406,889         -13.96%

Evergreen Equity Income Fund - Class I
    2002 ....................................................      1.30%        46,402     18.389294       853,300          -4.84%

Federated Equity Income Fund - Class F Shares
    2002 ....................................................      0.95%         1,117      6.656073         7,435         -12.80%
                                                                   1.20%         2,294      6.626874        15,202         -12.91%
                                                                   1.25%         1,706      6.621049        11,296         -12.93%
                                                                   1.35%            47      6.609389           311         -12.97%
                                                                   1.50%            54      6.591926           356         -13.04%

Federated High Yield Trust
    2002 ....................................................      0.95%         5,786      8.807536        50,960          -2.09%
                                                                   1.00%           342      8.797910         3,009          -2.11%
                                                                   1.10%         1,727      8.778677        15,161          -2.16%
                                                                   1.15%         1,766      8.769070        15,486          -2.18%
                                                                   1.20%         6,132      8.759470        53,713          -2.21%
                                                                   1.25%         1,587      8.749873        13,886          -2.23%
                                                                   1.30%        68,138      8.491828       578,616          -2.26%
                                                                   1.35%            20      8.730701           175          -2.28%
                                                                   1.40%         4,436      8.721118        38,687          -2.30%
                                                                   1.45%           144      8.711550         1,254          -2.33%
                                                                   1.50%           130      8.701979         1,131          -2.35%
                                                                   1.90%             1      8.625645             9          -2.55%

Federated Intermediate Income Fund - Institutional Service
Class
    2002 ....................................................      0.95%         8,089     11.253388        91,029           2.07%
                                                                   1.00%           316     11.244586         3,553           2.04%
                                                                   1.20%             9     11.204989           101           1.94%
                                                                   1.45%            10     11.155576           112           1.82%

Federated Investment Series Funds, Inc. - Federated Bond
Fund - Class F Shares
    2002 ....................................................      0.95%        14,570     11.231067       163,637           1.14%
                                                                   1.05%         2,581     11.206614        28,924           1.09%
                                                                   1.10%         7,777     11.194402        87,059           1.07%
                                                                   1.20%         7,137     11.170018        79,720           1.02%
                                                                   1.25%         2,527     11.157806        28,196           0.99%
                                                                   1.30%       131,067     12.313592     1,613,906           0.97%
                                                                   1.35%           625     11.133466         6,958           0.94%
                                                                   1.40%           263     11.121300         2,925           0.91%
                                                                   1.45%           570     11.109127         6,332           0.89%
                                                                   1.55%           289     11.084818         3,204           0.84%
                                                                   1.90%            81     11.000006           891           0.66%
                                                                   2.05%            45     10.963748           493           0.59%

                                                             CONTRACT                     UNIT         CONTRACT          TOTAL
                                                          EXPENSE RATE*    UNITS      FAIR VALUE    OWNERS' EQUITY      RETURN**
                                                          -------------    -----      ----------    --------------      --------
Fidelity(R) Advisor Balanced Fund - Class A
    2002 ...............................................      0.95%        31,686      8.491944        269,076          -8.51%
                                                              1.00%           326      8.482687          2,765          -8.53%
                                                              1.05%           717      8.473438          6,075          -8.55%
                                                              1.10%        25,634      8.464209        216,972          -8.58%
                                                              1.20%        17,301      8.445744        146,120          -8.62%
                                                              1.25%         3,532      8.436523         29,798          -8.64%
                                                              1.35%         3,493      8.418105         29,404          -8.69%
                                                              1.40%           198      8.408894          1,665          -8.71%
                                                              1.45%         1,250      8.399682         10,500          -8.73%
                                                              1.50%           254      8.390501          2,131          -8.76%
                                                              1.70%            34      8.353770            284          -8.85%

Fidelity(R) Advisor Balanced Fund - Class T
    2002 ...............................................      1.30%        89,133     12.697369      1,131,755          -8.82%

Fidelity(R) Advisor Equity Growth Fund - Class A
    2002 ...............................................      0.95%        40,877      5.725221        234,030         -19.76%
                                                              1.10%         2,691      5.710139         15,366         -19.82%
                                                              1.20%        17,356      5.700093         98,931         -19.86%
                                                              1.25%           301      5.695086          1,714         -19.88%
                                                              1.35%            24      5.685031            136         -19.92%
                                                              1.40%         4,722      5.680025         26,821         -19.94%
                                                              1.45%         1,294      5.675010          7,343         -19.95%
                                                              1.50%            44      5.670013            249         -19.97%
                                                              1.70%           166      5.649976            938         -20.05%

Fidelity(R) Advisor Equity Income Fund - Class A
    2002 ...............................................      0.95%        93,100     10.215895        951,100          -5.43%
                                                              1.00%         4,028     10.204776         41,105          -5.46%
                                                              1.05%         2,572     10.193656         26,218          -5.48%
                                                              1.10%        15,536     10.182538        158,196          -5.50%
                                                              1.15%         1,489     10.171450         15,145          -5.53%
                                                              1.20%        27,233     10.160346        276,697          -5.55%
                                                              1.25%        15,628     10.149275        158,613          -5.57%
                                                              1.30%           466     10.138193          4,724          -5.60%
                                                              1.35%           661     10.127100          6,694          -5.62%
                                                              1.40%         6,025     10.116042         60,949          -5.64%
                                                              1.45%         5,524     10.104979         55,820          -5.67%
                                                              1.50%           195     10.093925          1,968          -5.69%
                                                              1.60%             1     10.071826             10          -5.74%
                                                              1.65%         1,258     10.060792         12,656          -5.76%
                                                              1.70%             9     10.049766             90          -5.78%
                                                              1.90%            16     10.005714            160          -5.88%

Fidelity(R) Advisor Equity Income Fund - Class T
    2002 ...............................................      1.30%       175,375     16.429713      2,881,361          -5.70%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                              CONTRACT                      UNIT         CONTRACT         TOTAL
                                                            EXPENSE RATE*     UNITS     FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                            -------------     -----     ----------    --------------     --------
Fidelity(R) Advisor Growth Opportunities Fund - Class A
    2002 .................................................      0.95%        10,887      6.143799        66,888          -13.84%
                                                                1.00%         1,295      6.137095         7,948          -13.86%
                                                                1.10%         4,465      6.123723        27,342          -13.90%
                                                                1.20%        17,960      6.110354       109,742          -13.94%
                                                                1.25%           921      6.103673         5,621          -13.97%
                                                                1.35%           802      6.090330         4,884          -14.01%
                                                                1.45%         5,089      6.077007        30,926          -14.05%
                                                                1.50%            59      6.070352           358          -14.07%
                                                                1.90%            16      6.017235            96          -14.24%

Fidelity(R) Advisor Growth Opportunities Fund - Class T
    2002 .................................................      1.30%       397,708     11.100597     4,414,796          -14.01%

Fidelity(R) Advisor High Yield Fund - Class T
    2002 .................................................      0.95%        25,493      7.735439       197,200          -12.72%
                                                                1.00%         1,629      7.727026        12,587          -12.74%
                                                                1.10%           959      7.710179         7,394          -12.78%
                                                                1.15%         1,244      7.701758         9,581          -12.81%
                                                                1.20%         5,245      7.693359        40,352          -12.83%
                                                                1.25%         1,304      7.684959        10,021          -12.85%
                                                                1.30%       165,465     10.010889     1,656,452          -12.82%
                                                                1.35%           781      7.668172         5,989          -12.89%
                                                                1.40%             6      7.659785            46          -12.91%
                                                                1.45%           684      7.651397         5,234          -12.94%
                                                                1.50%           232      7.643019         1,773          -12.96%
                                                                1.70%            88      7.609563           670          -13.04%
                                                                1.90%             4      7.576182            30          -13.13%

Fidelity(R) Advisor Overseas Fund - Class A
    2002 .................................................      0.95%         1,801      7.079164        12,750           -2.52%
                                                                1.20%         1,327      7.048143         9,353           -2.64%
                                                                1.25%            23      7.041917           162           -2.66%
                                                                1.45%            16      7.017149           112           -2.76%

Fidelity(R) Asset Manager(TM)
    2002 .................................................      1.30%       287,162     17.019262     4,887,285           -7.93%

Fidelity(R) Capital & Income Fund
    2002 .................................................      1.30%        13,316     40.104818       534,036          -11.70%

Fidelity(R) Equity-Income Fund
    2002 .................................................      1.30%       134,760     77.787755    10,482,678           -7.03%

Fidelity(R) Magellan(R) Fund
    2002 .................................................      1.30%     1,057,716     23.664181    25,029,983          -15.65%

Fidelity(R) Puritan(R) Fund
    2002 .................................................      1.30%       510,073     23.014738    11,739,196           -4.12%

                                                               CONTRACT                      UNIT          CONTRACT        TOTAL
                                                             EXPENSE RATE*      UNITS     FAIR VALUE   OWNERS' EQUITY     RETURN**
                                                             -------------      -----     ----------   --------------     --------
Fidelity(R) VIP - High Income Portfolio: Initial Class
    2002 ..................................................       1.30%         2,911     16.153895        47,024          -5.02%

Franklin Mutual Series Fund, Inc.: Mutual Shares Fund -
Class A
    2002 ..................................................       0.95%        70,390     11.106558       781,791          -4.15%
                                                                  1.00%         5,285     11.094461        58,634          -4.17%
                                                                  1.05%           567     11.082362         6,284          -4.19%
                                                                  1.10%        10,263     11.070291       113,614          -4.22%
                                                                  1.15%         1,230     11.058218        13,602          -4.24%
                                                                  1.20%        28,191     11.046148       311,402          -4.27%
                                                                  1.25%        10,630     11.034098       117,292          -4.29%
                                                                  1.30%       222,250     12.504709     2,779,172          -4.31%
                                                                  1.35%         4,564     11.010007        50,250          -4.34%
                                                                  1.40%           176     10.997974         1,936          -4.36%
                                                                  1.45%         5,156     10.985939        56,644          -4.39%
                                                                  1.50%           277     10.973915         3,040          -4.41%
                                                                  1.55%         4,767     10.961908        52,255          -4.43%
                                                                  1.60%           117     10.949906         1,281          -4.46%
                                                                  1.65%            55     10.937902           602          -4.48%
                                                                  1.70%            80     10.925894           874          -4.50%
                                                                  1.90%            99     10.878005         1,077          -4.60%

Franklin Small Cap Growth Fund I - Class A
    2002 ..................................................       0.95%        70,968      5.424873       384,992         -19.31%
                                                                  1.00%         5,498      5.418954        29,793         -19.33%
                                                                  1.05%         8,446      5.413043        45,719         -19.35%
                                                                  1.10%         2,476      5.407121        13,388         -19.37%
                                                                  1.20%        33,379      5.395296       180,090         -19.41%
                                                                  1.25%        22,099      5.389407       119,101         -19.43%
                                                                  1.30%         2,277      5.383511        12,258         -19.45%
                                                                  1.35%           932      5.377608         5,012         -19.47%
                                                                  1.40%           935      5.371717         5,023         -19.49%
                                                                  1.45%         3,085      5.365826        16,554         -19.51%
                                                                  1.50%             6      5.359942            32         -19.53%
                                                                  1.55%           317      5.354057         1,697         -19.55%
                                                                  1.65%           107      5.342314           572         -19.59%
                                                                  1.70%           215      5.336447         1,147         -19.61%
                                                                  1.90%            18      5.312988            96         -19.69%

Franklin VIT - Franklin Balance Sheet Investment Fund -
Class A
    2002 ..................................................       0.95%        13,582     13.048499       177,225           4.63%
                                                                  1.00%           388     13.037057         5,058           4.61%
                                                                  1.10%         1,081     13.014215        14,068           4.56%
                                                                  1.15%           274     13.002772         3,563           4.53%
                                                                  1.20%         8,502     12.991356       110,453           4.50%
                                                                  1.25%         6,241     12.979929        81,008           4.48%
                                                                  1.35%         2,417     12.957116        31,317           4.43%
                                                                  1.40%            97     12.945717         1,256           4.40%
                                                                  1.45%         1,359     12.934307        17,578           4.37%
                                                                  1.50%            39     12.922917           504           4.35%
                                                                  1.70%            16     12.877373           206           4.24%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                                CONTRACT                   UNIT          CONTRACT         TOTAL
                                                             EXPENSE RATE*     UNITS    FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                             -------------     -----    ----------    --------------     --------
Gartmore Bond Fund - Class D
    2002 ...............................................          0.95%        12,963    11.806264        153,045         2.29%
                                                                  1.00%         4,221    11.793362         49,780         2.26%
                                                                  1.05%         5,187    11.780468         61,105         2.24%
                                                                  1.10%         2,881    11.767585         33,902         2.21%
                                                                  1.15%             5    11.754708             59         2.19%
                                                                  1.20%         8,328    11.741835         97,786         2.16%
                                                                  1.25%         1,996    11.728972         23,411         2.14%
                                                                  1.30%        33,087    49.165077      1,626,725         2.11%
                                                                  1.35%           404    11.703269          4,728         2.09%
                                                                  1.40%            54    11.690432            631         2.06%
                                                                  1.45%           642    11.677597          7,497         2.04%
                                                                  1.50%             1    11.664772             12         2.01%
                                                                  1.55%         3,958    11.651955         46,118         1.99%
                                                                  1.70%            28    11.613547            325         1.91%
                                                                  1.90%            13    11.562445            150         1.81%
                                                                  2.05%            13    11.524199            150         1.73%

Gartmore Government Bond Fund - Class D
    2002 ...............................................          0.95%        84,480    12.184574      1,029,353         3.67%
                                                                  1.00%           429    12.171302          5,221         3.65%
                                                                  1.05%           306    12.158054          3,720         3.62%
                                                                  1.10%        19,381    12.144821        235,379         3.60%
                                                                  1.20%        12,178    12.118346        147,577         3.54%
                                                                  1.25%           133    12.105116          1,610         3.52%
                                                                  1.30%       130,368    14.167756      1,847,022         3.48%
                                                                  1.35%         2,248    12.078708         27,153         3.47%
                                                                  1.40%         5,206    12.065503         62,813         3.44%
                                                                  1.45%           811    12.052320          9,774         3.42%
                                                                  1.50%            14    12.039150            169         3.39%
                                                                  1.55%         2,587    12.025974         31,111         3.36%
                                                                  1.60%           215    12.012803          2,583         3.34%
                                                                  1.70%           136    11.986491          1,630         3.29%
                                                                  1.90%            88    11.933970          1,050         3.18%

Gartmore Growth Fund - Class D
    2002 ...............................................          1.00%           408     4.336280          1,769       -17.66%
                                                                  1.20%         9,450     4.317359         40,799       -17.74%
                                                                  1.25%             4     4.312624             17       -17.76%
                                                                  1.30%        19,872    53.330057      1,059,775       -17.78%
                                                                  1.35%             3     4.303191             13       -17.80%
                                                                  1.40%           327     4.298484          1,406       -17.82%
                                                                  1.45%         1,385     4.293755          5,947       -17.84%

Gartmore ID Aggressive Fund - Service Class
    2002 ...............................................          0.95%           162     7.683674          1,245        -7.44%
                                                                  1.20%           259     7.649981          1,981        -7.56%
                                                                  1.25%            77     7.643250            589        -7.58%

                                                                 CONTRACT                   UNIT          CONTRACT        TOTAL
                                                               EXPENSE RATE*    UNITS    FAIR VALUE   OWNERS' EQUITY     RETURN**
                                                               -------------    -----    ----------   --------------     --------
                                                                  1.35%            45      7.629811           343         -7.63%
                                                                  1.40%         1,244      7.623079         9,483         -7.65%
                                                                  1.50%           306      7.609648         2,329         -7.70%


Gartmore ID Conservative Fund - Service Class
    2002 .................................................        0.95%        15,862     10.112725       160,408        -0.42%
                                                                  1.10%        21,832     10.086136       220,201        -0.49%
                                                                  1.20%        12,655     10.068439       127,416        -0.54%
                                                                  1.30%         1,086     10.050754        10,915        -0.59%
                                                                  1.35%            19     10.041921           191        -0.62%

Gartmore ID Moderate Fund - Service Class
    2002 .................................................        0.95%        28,269      8.772065       247,978        -4.53%
                                                                  1.15%         5,336      8.741320        46,644        -4.62%
                                                                  1.20%         8,939      8.733636        78,070        -4.65%
                                                                  1.25%           425      8.725954         3,709        -4.67%
                                                                  1.35%           294      8.710615         2,561        -4.72%
                                                                  1.40%           818      8.702936         7,119        -4.74%
                                                                  1.45%           298      8.695262         2,591        -4.76%
                                                                  1.50%            20      8.687600           174        -4.79%

Gartmore ID Moderately Aggressive Fund - Service Class
    2002 .................................................        0.95%         3,932      8.146026        32,030        -6.11%
                                                                  1.20%         1,839      8.110322        14,915        -6.23%
                                                                  1.35%           479      8.088942         3,875        -6.30%
                                                                  1.40%           564      8.081816         4,558        -6.32%
                                                                  1.45%           178      8.074694         1,437        -6.34%
                                                                  1.50%           292      8.067571         2,356        -6.37%

Gartmore ID Moderately Conservative Fund - Service Class
    2002 .................................................        1.35%           703      9.407901         6,614        -2.61%
                                                                  1.50%           141      9.383064         1,323        -2.68%

Gartmore Large Cap Value Fund - Class A
    2002 .................................................        0.95%         7,853     10.264783        80,609        -3.08%
                                                                  1.20%         8,309     10.208967        84,826        -3.20%
                                                                  1.25%           372     10.197815         3,794        -3.22%
                                                                  1.30%        46,921      9.966451       467,636        -3.24%
                                                                  1.45%           518     10.153322         5,259        -3.32%
                                                                  1.50%           479     10.142213         4,858        -3.34%
                                                                  1.90%             2     10.053565            20        -3.53%

Gartmore Money Market Fund - Prime Shares
    2002 .................................................        1.30%       634,125     23.118467    14,659,998        -0.07%

Gartmore Money Market Fund - Service Class
    2002 .................................................        0.95%       145,251     10.583544     1,537,270         0.03%
                                                                  1.05%         8,045     10.560425        84,959        -0.02%
                                                                  1.10%        17,548     10.548872       185,112        -0.05%
                                                                  1.15%         8,087     10.537330        85,215        -0.07%
                                                                  1.20%       212,552     10.525792     2,237,278        -0.10%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                               CONTRACT                      UNIT         CONTRACT         TOTAL
                                                            EXPENSE RATE*      UNITS     FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                            -------------      -----     ----------    --------------     --------
                                                                 1.25%         5,059      10.514259         53,192         -0.12%
                                                                 1.30%         2,105      10.502738         22,108         -0.15%
                                                                 1.35%         2,485      10.491221         26,071         -0.17%
                                                                 1.40%             2      10.479708             21         -0.20%
                                                                 1.45%        12,712      10.468207        133,072         -0.22%
                                                                 1.50%         1,261      10.456709         13,186         -0.25%
                                                                 1.55%           144      10.445221          1,504         -0.27%
                                                                 1.60%            72      10.433736            751         -0.30%
                                                                 1.70%             3      10.410790             31         -0.35%
                                                                 1.75%           401      10.399327          4,170         -0.37%
                                                                 1.90%            15      10.364982            155         -0.45%

Gartmore Total Return Fund - Class D
    2002 .................................................       0.95%         7,385       7.813167         57,700         -6.24%
                                                                 1.00%         1,030       7.804663          8,039         -6.27%
                                                                 1.10%         1,194       7.787651          9,298         -6.31%
                                                                 1.20%         2,084       7.770664         16,194         -6.36%
                                                                 1.25%         1,024       7.762173          7,948         -6.38%
                                                                 1.30%        54,880      96.918914      5,318,910         -6.40%
                                                                 1.35%           312       7.745214          2,417         -6.43%
                                                                 1.40%           149       7.736739          1,153         -6.45%
                                                                 1.45%           861       7.728268          6,654         -6.47%
                                                                 1.50%            22       7.719807            170         -6.50%
                                                                 1.55%         5,531       7.711367         42,652         -6.52%
                                                                 1.90%             0       7.652300              0         -6.68%

Gartmore Value Opportunities Fund - Class A
    2002 .................................................       0.95%         1,279      10.651578         13,623         -1.53%
                                                                 1.20%           896      10.604912          9,502         -1.65%
                                                                 1.25%           106      10.595595          1,123         -1.67%
                                                                 1.35%           544      10.576967          5,754         -1.72%
                                                                 1.45%           480      10.558336          5,068         -1.77%
                                                                 1.50%           125      10.549043          1,319         -1.79%

Invesco Dynamics Fund - Investor Class
    2002 .................................................       0.95%       102,193       4.295371        438,957        -25.02%
                                                                 1.00%         8,220       4.290681         35,269        -25.04%
                                                                 1.05%         9,492       4.286001         40,683        -25.06%
                                                                 1.10%        24,573       4.281316        105,205        -25.08%
                                                                 1.15%         2,391       4.276632         10,225        -25.10%
                                                                 1.20%        71,723       4.271952        306,397        -25.12%
                                                                 1.25%        21,381       4.267276         91,239        -25.14%
                                                                 1.30%       527,441       8.038518      4,239,844        -25.15%
                                                                 1.35%         2,821       4.257921         12,012        -25.17%
                                                                 1.40%         7,079       4.253254         30,109        -25.19%
                                                                 1.45%        12,115       4.248589         51,472        -25.21%
                                                                 1.50%         2,126       4.243923          9,023        -25.23%
                                                                 1.55%         1,238       4.239272          5,248        -25.25%

                                                               CONTRACT                     UNIT          CONTRACT         TOTAL
                                                            EXPENSE RATE*      UNITS     FAIR VALUE   OWNERS' EQUITY      RETURN**
                                                            -------------      -----     ----------   --------------      --------
                                                                 1.60%         1,052      4.234605         4,455           -25.27%
                                                                 1.65%         1,413      4.229953         5,977           -25.28%
                                                                 1.70%           136      4.225299           575           -25.30%
Invesco Small Company Growth Fund - Investor Class
    2002 .................................................       0.95%        21,947      5.566018       122,157           -19.57%
                                                                 1.00%         1,061      5.559945         5,899           -19.59%
                                                                 1.05%         3,519      5.553874        19,544           -19.61%
                                                                 1.10%         1,072      5.547807         5,947           -19.63%
                                                                 1.20%        21,859      5.535686       121,005           -19.67%
                                                                 1.25%         2,318      5.529639        12,818           -19.69%
                                                                 1.30%         1,724      5.523577         9,523           -19.71%
                                                                 1.35%           455      5.517523         2,510           -19.73%
                                                                 1.40%         4,835      5.511492        26,648           -19.75%
                                                                 1.45%         1,164      5.505445         6,408           -19.77%
                                                                 1.50%           710      5.499402         3,905           -19.79%
                                                                 1.55%           658      5.493370         3,615           -19.81%
                                                                 1.60%            77      5.487337           423           -19.83%
                                                                 1.65%           117      5.481310           641           -19.85%

Invesco Total Return Fund - Investor Class
    2002 .................................................       0.95%         3,436      9.014220        30,973            -6.65%
                                                                 1.05%           247      8.994588         2,222            -6.70%
                                                                 1.10%         2,084      8.984786        18,724            -6.72%
                                                                 1.20%        15,107      8.965197       135,437            -6.77%
                                                                 1.25%         8,235      8.955402        73,748            -6.79%
                                                                 1.35%           785      8.935843         7,015            -6.84%
                                                                 1.40%         6,705      8.926081        59,849            -6.86%
                                                                 1.45%         3,560      8.916328        31,742            -6.89%
                                                                 1.50%           194      8.906571         1,728            -6.91%
                                                                 1.55%           191      8.896806         1,699            -6.93%
                                                                 1.70%            22      8.867605           195            -7.00%
                                                                 2.05%            21      8.799608           185            -7.16%

J.P. Morgan GVIT Balanced Fund - Class I
    2002 .................................................       1.20%         1,079      8.819374         9,516            -9.03%
                                                                 1.25%            20      8.815333           176            -9.06%
                                                                 1.30%         7,577      8.811271        66,763            -9.08%
                                                                 1.50%           170      8.795054         1,495            -9.17%

Janus Adviser Balanced Fund
    2002 .................................................       0.95%        42,491      8.899692       378,157            -3.48%
                                                                 1.00%         2,997      8.891887        26,649            -3.50%
                                                                 1.10%         5,347      8.876272        47,461            -3.55%
                                                                 1.20%         2,563      8.860696        22,710            -3.60%
                                                                 1.25%         2,566      8.852905        22,717            -3.62%
                                                                 1.30%           434      8.845117         3,839            -3.65%
                                                                 1.40%         3,429      8.829544        30,277            -3.70%
                                                                 1.45%         7,084      8.821770        62,493            -3.72%
                                                                 1.50%           239      8.813999         2,107            -3.74%
                                                                 1.70%            11      8.782927            97            -3.84%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                                CONTRACT                     UNIT          CONTRACT        TOTAL
                                                             EXPENSE RATE*      UNITS     FAIR VALUE    OWNERS' EQUITY    RETURN**
                                                             -------------      -----     ----------    --------------    --------
Janus Adviser International Fund
    2002 .................................................        1.05%          991      5.972417          5,919         -12.44%
                                                                  1.20%        2,966      5.956672         17,667         -12.50%
                                                                  1.25%          830      5.951434          4,940         -12.52%
                                                                  1.30%          533      5.946197          3,169         -12.54%
                                                                  1.35%            2      5.940954             12         -12.57%
                                                                  1.45%          202      5.930481          1,198         -12.61%

Janus Adviser Worldwide Fund
    2002 .................................................        0.95%       43,760      5.976361        261,526         -13.50%
                                                                  1.00%        9,367      5.971117         55,931         -13.52%
                                                                  1.05%        9,236      5.965874         55,101         -13.55%
                                                                  1.10%       10,461      5.960634         62,354         -13.57%
                                                                  1.15%          288      5.955383          1,715         -13.59%
                                                                  1.20%       45,298      5.950144        269,530         -13.61%
                                                                  1.25%       34,460      5.944911        204,862         -13.63%
                                                                  1.30%          983      5.939667          5,839         -13.65%
                                                                  1.35%        6,631      5.934438         39,351         -13.68%
                                                                  1.40%        5,237      5.929202         31,051         -13.70%
                                                                  1.45%       12,056      5.923973         71,419         -13.72%
                                                                  1.50%          816      5.918746          4,830         -13.74%
                                                                  1.55%           54      5.913530            319         -13.76%
                                                                  1.60%          179      5.908305          1,058         -13.78%
                                                                  1.65%        1,473      5.903077          8,695         -13.80%
                                                                  1.70%          325      5.897847          1,917         -13.83%
                                                                  1.90%          104      5.876986            611         -13.91%

Janus Fund
    2002 .................................................        0.95%      118,730      4.866916        577,849         -16.69%
                                                                  1.00%       10,202      4.861606         49,598         -16.71%
                                                                  1.05%        5,440      4.856302         26,418         -16.73%
                                                                  1.10%       34,150      4.850993        165,661         -16.75%
                                                                  1.15%            9      4.845690             44         -16.78%
                                                                  1.20%       80,259      4.840398        388,486         -16.80%
                                                                  1.25%       47,877      4.835100        231,490         -16.82%
                                                                  1.30%      705,009     14.845894     10,466,489         -16.84%
                                                                  1.35%        7,961      4.824525         38,408         -16.86%
                                                                  1.40%        1,011      4.819226          4,872         -16.88%
                                                                  1.45%       14,418      4.813942         69,407         -16.90%
                                                                  1.50%          924      4.808672          4,443         -16.92%
                                                                  1.55%          392      4.803389          1,883         -16.94%
                                                                  1.60%          211      4.798111          1,012         -16.96%
                                                                  1.65%        2,431      4.792837         11,651         -16.98%
                                                                  1.70%           85      4.787574            407         -17.00%
                                                                  1.90%           41      4.766532            195         -17.09%
                                                                  2.05%            9      4.750775             43         -17.15%

                                                                 CONTRACT                    UNIT         CONTRACT         TOTAL
                                                              EXPENSE RATE*     UNITS     FAIR VALUE   OWNERS' EQUITY     RETURN**
                                                              -------------     -----     ----------   --------------     --------
Janus Twenty Fund
    2002 ..................................................       0.95%        175,444     4.002146        702,153         -17.03%
                                                                  1.00%          1,407     3.997771          5,625         -17.05%
                                                                  1.05%         18,054     3.993412         72,097         -17.07%
                                                                  1.10%         39,341     3.989048        156,933         -17.09%
                                                                  1.15%         12,456     3.984690         49,633         -17.11%
                                                                  1.20%        158,472     3.980327        630,770         -17.13%
                                                                  1.25%         59,440     3.975973        236,332         -17.15%
                                                                  1.30%      1,104,723    20.322204     22,450,406         -17.17%
                                                                  1.35%         14,020     3.967267         55,621         -17.20%
                                                                  1.40%            767     3.962928          3,040         -17.22%
                                                                  1.45%         16,976     3.958576         67,201         -17.24%
                                                                  1.50%          2,719     3.954234         10,752         -17.26%
                                                                  1.55%            157     3.949901            620         -17.28%
                                                                  1.60%            589     3.945564          2,324         -17.30%
                                                                  1.65%             17     3.941216             67         -17.32%
                                                                  1.70%            218     3.936888            858         -17.34%
                                                                  1.90%            124     3.919579            486         -17.42%

Janus Worldwide Fund
    2002 ..................................................       0.95%         79,672     5.187111        413,268         -13.75%
                                                                  1.00%          1,167     5.181458          6,047         -13.77%
                                                                  1.05%          1,229     5.175805          6,361         -13.79%
                                                                  1.10%            569     5.170139          2,942         -13.81%
                                                                  1.20%          3,822     5.158860         19,717         -13.86%
                                                                  1.25%         15,774     5.153217         81,287         -13.88%
                                                                  1.30%        906,708    13.296873     12,056,381         -13.90%
                                                                  1.45%          1,164     5.130689          5,972         -13.96%
                                                                  1.50%            440     5.125063          2,255         -13.99%

Lazard Small Cap Portfolio Open Shares
    2002 ..................................................       0.95%          9,357    12.113013        113,341          -3.51%
                                                                  1.10%          1,991    12.073478         24,038          -3.58%
                                                                  1.20%          6,857    12.047130         82,607          -3.63%
                                                                  1.25%          1,900    12.033983         22,865          -3.65%
                                                                  1.30%        152,378    13.358726      2,035,576          -3.68%
                                                                  1.35%            765    12.007713          9,186          -3.70%
                                                                  1.40%             18    11.994595            216          -3.72%
                                                                  1.45%            437    11.981459          5,236          -3.75%
                                                                  1.55%          3,833    11.955248         45,824          -3.80%
                                                                  1.90%            102    11.863720          1,210          -3.96%

MFS(R) Strategic Income Fund - Class A
    2002 ..................................................       1.30%         35,770    10.169300        363,756           0.49%

Nationwide(R) Bond Index Fund - Class A
    2002 ..................................................       0.95%        1,022      11.448294         11,700           2.69%
                                                                  1.10%          501      11.419625          5,721           2.61%
                                                                  1.20%        1,628      11.399492         18,558           2.56%
                                                                  1.25%          627      11.389434          7,141           2.53%
                                                                  1.45%           37      11.349223            420           2.43%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                                CONTRACT                 UNIT            CONTRACT        TOTAL
                                                             EXPENSE RATE*     UNITS    FAIR VALUE    OWNERS' EQUITY    RETURN**
                                                             -------------     -----    ----------    --------------    --------
Nationwide(R) International Index Fund - Class A
    2002 .................................................        1.20%          139      7.195335         1,000         -2.45%
                                                                  1.25%          327      7.188992         2,351         -2.48%
                                                                  1.35%            1      7.176342             7         -2.53%
                                                                  1.45%          118      7.163697           845         -2.58%
                                                                  1.90%           14      7.106905            99         -2.79%

Nationwide(R) Large Cap Growth Fund - Class A
    2002 .................................................        0.95%        1,789      4.679471         8,372        -20.44%
                                                                  1.20%          801      4.653970         3,728        -20.54%
                                                                  1.25%          779      4.648882         3,621        -20.56%
                                                                  1.30%       25,638      6.321537       162,072        -20.58%
                                                                  1.45%          490      4.628555         2,268        -20.64%

Nationwide(R) Mid Cap Market Index Fund - Class A
    2002 .................................................        0.95%          945      9.120523         8,619         -4.19%
                                                                  1.15%        2,213      9.088525        20,113         -4.29%
                                                                  1.20%        5,037      9.080541        45,739         -4.31%
                                                                  1.25%           19      9.072539           172         -4.33%
                                                                  1.35%           62      9.056577           562         -4.38%
                                                                  1.40%           26      9.048596           235         -4.40%
                                                                  1.45%        2,324      9.040624        21,010         -4.43%

Nationwide(R) S&P 500 Index Fund - Service Class
    2002 .................................................        0.95%      101,428      6.708653       680,445        -13.87%
                                                                  1.00%        7,991      6.701338        53,550        -13.89%
                                                                  1.05%        3,653      6.694045        24,453        -13.92%
                                                                  1.10%       17,080      6.686736       114,209        -13.94%
                                                                  1.15%        3,035      6.679436        20,272        -13.96%
                                                                  1.20%       47,565      6.672137       317,360        -13.98%
                                                                  1.25%       24,803      6.664856       165,308        -14.00%
                                                                  1.30%       91,143      7.836964       714,284        -14.02%
                                                                  1.35%        8,782      6.650282        58,403        -14.04%
                                                                  1.40%          261      6.642996         1,734        -14.07%
                                                                  1.45%        6,950      6.635738        46,118        -14.09%
                                                                  1.50%        1,559      6.628469        10,334        -14.11%
                                                                  1.55%          678      6.621201         4,489        -14.13%
                                                                  1.60%          334      6.613950         2,209        -14.15%
                                                                  1.65%          157      6.606679         1,037        -14.17%
                                                                  1.80%          782      6.584947         5,149        -14.24%
                                                                  2.05%           13      6.548796            85        -14.34%

Nationwide(R) Small Cap Fund - Class A
    2002 .................................................        0.95%          925      9.809148         9,073         -0.30%
                                                                  1.00%          290      9.798476         2,842         -0.33%
                                                                  1.10%        1,024      9.777121        10,012         -0.38%
                                                                  1.20%        3,576      9.755802        34,887         -0.42%
                                                                  1.25%        1,760      9.745134        17,151         -0.45%

                                                                CONTRACT                     UNIT          CONTRACT       TOTAL
                                                             EXPENSE RATE*     UNITS     FAIR VALUE    OWNERS' EQUITY    RETURN**
                                                             -------------     -----     ----------    --------------    --------
                                                                  1.30%        61,723     12.058824       744,307          -0.47%
                                                                  1.35%             2      9.723845            19          -0.50%
                                                                  1.45%           409      9.702576         3,968          -0.55%

Nationwide(R) Small Cap Index Fund - Class A
    2002 .................................................        0.95%           427      8.990168         3,839          -5.78%
                                                                  1.20%           998      8.950762         8,933          -5.90%
                                                                  1.25%            82      8.942870           733          -5.92%
                                                                  1.35%             1      8.927137             9          -5.97%
                                                                  1.40%             4      8.919271            36          -5.99%
                                                                  1.45%           438      8.911404         3,903          -6.01%
                                                                  1.50%            16      8.903550           142          -6.04%

Neuberger Berman EF - Guardian Fund - Investor Class
Shares
    2002 .................................................        1.30%       273,022     15.346537     4,189,942         -11.17%

Neuberger Berman EF - Partners Fund - Investor Class
Shares
    2002 .................................................        1.30%       238,157     22.486178     5,355,241         -10.77%

Neuberger Berman ET - Genesis Fund - Trust Class
Shares
    2002 .................................................        0.95%        51,365     13.403847       688,489           1.82%
                                                                  1.00%         5,308     13.389266        71,070           1.80%
                                                                  1.05%            89     13.374690         1,190           1.77%
                                                                  1.10%         8,973     13.360109       119,880           1.75%
                                                                  1.15%           380     13.345543         5,071           1.72%
                                                                  1.20%        41,758     13.330986       556,675           1.70%
                                                                  1.25%        10,407     13.316441       138,584           1.67%
                                                                  1.30%       344,590     13.988180     4,820,187           1.65%
                                                                  1.35%         2,956     13.287360        39,277           1.62%
                                                                  1.40%         3,467     13.272848        46,017           1.60%
                                                                  1.45%         2,296     13.258335        30,441           1.57%
                                                                  1.50%            61     13.243834           808           1.55%
                                                                  1.55%           162     13.229324         2,143           1.52%
                                                                  1.60%           147     13.214838         1,943           1.50%
                                                                  1.65%           642     13.200363         8,475           1.47%
                                                                  1.90%            10     13.128088           131           1.34%

Neuberger Berman ET - Guardian Fund - Trust Class Shares
    2002 .................................................        0.95%         2,605      8.099350        21,099         -11.14%
                                                                  1.00%           461      8.090536         3,730         -11.16%
                                                                  1.10%         6,068      8.072911        48,986         -11.20%
                                                                  1.20%        28,388      8.055302       228,674         -11.25%
                                                                  1.25%           567      8.046516         4,562         -11.27%
                                                                  1.35%           993      8.028926         7,973         -11.31%
                                                                  1.40%            52      8.020151           417         -11.34%
                                                                  1.45%           717      8.011365         5,744         -11.36%
                                                                  1.50%            50      8.002597           400         -11.38%
                                                                  1.55%           358      7.993824         2,862         -11.40%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                                CONTRACT                    UNIT          CONTRACT         TOTAL
                                                             EXPENSE RATE*     UNITS     FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                             -------------     -----     ----------    --------------     --------
Neuberger Berman ET - Partners Fund - Trust Class Shares
    2002 ..................................................       0.95%        5,377      8.704869         46,806         -10.60%
                                                                  1.20%        5,999      8.657514         51,936         -10.71%
                                                                  1.25%        2,341      8.648049         20,245         -10.73%
                                                                  1.35%          243      8.629149          2,097         -10.77%
                                                                  1.45%          753      8.610278          6,484         -10.82%
                                                                  1.90%           18      8.525622            153         -11.02%

Neuberger Berman Limited Maturity Bond Fund(R)-
Investor Class Shares
    2002 ..................................................       1.30%       92,654     13.817374      1,280,235           1.38%

Oppenheimer Capital Appreciation Fund A
    2002 ..................................................       0.95%       45,862      6.372401        292,251         -19.04%
                                                                  1.00%        3,158      6.366804         20,106         -19.06%
                                                                  1.05%          762      6.361214          4,847         -19.08%
                                                                  1.10%        5,973      6.355624         37,962         -19.10%
                                                                  1.20%        9,726      6.344444         61,706         -19.14%
                                                                  1.25%        4,833      6.338857         30,636         -19.17%
                                                                  1.30%          242      6.333269          1,533         -19.19%
                                                                  1.35%          102      6.327684            645         -19.21%
                                                                  1.40%        5,029      6.322109         31,794         -19.23%
                                                                  1.45%        3,356      6.316528         21,198         -19.25%
                                                                  1.50%          153      6.310956            966         -19.27%
                                                                  1.60%           97      6.299821            611         -19.31%
                                                                  1.65%          225      6.294245          1,416         -19.33%
                                                                  1.70%           14      6.288678             88         -19.35%

Oppenheimer Global Fund A
    2002 ..................................................       0.95%      123,043      7.635914        939,546         -8.24%
                                                                  1.00%        5,392      7.627609         41,128         -8.26%
                                                                  1.05%        9,342      7.619288         71,179         -8.29%
                                                                  1.10%       30,660      7.610980        233,353         -8.31%
                                                                  1.20%      160,633      7.594359      1,219,905         -8.36%
                                                                  1.25%       18,573      7.586074        140,896         -8.38%
                                                                  1.30%      377,675     30.881954     11,663,342         -8.40%
                                                                  1.35%        3,424      7.569493         25,918         -8.42%
                                                                  1.40%        8,858      7.561208         66,977         -8.45%
                                                                  1.45%        8,314      7.552934         62,795         -8.47%
                                                                  1.50%          549      7.544652          4,142         -8.49%
                                                                  1.55%          739      7.536390          5,569         -8.52%
                                                                  1.60%        1,134      7.528133          8,537         -8.54%
                                                                  1.65%          170      7.519879          1,278         -8.56%
                                                                  1.70%          127      7.511614            954         -8.58%
                                                                  1.90%          172      7.478638          1,286         -8.67%

                                                                CONTRACT                     UNIT         CONTRACT        TOTAL
                                                              EXPENSE RATE*    UNITS     FAIR VALUE   OWNERS' EQUITY      RETURN**
                                                              -------------    -----     ----------   --------------      --------
Oppenheimer Strategic Income Fund - Class A
    2002 .................................................       1.20%           232     10.237976         2,375          1.03%
                                                                 1.25%         2,104     10.228981        21,522          1.01%
                                                                 1.35%         1,907     10.211002        19,472          0.96%
                                                                 1.45%           236     10.193039         2,406          0.91%

Phoenix-Oakhurst Balanced Fund - Class A
    2002 .................................................       1.30%        52,579     16.502534       867,687         -8.35%

PIMCO Total Return Fund - Class A
    2002 .................................................       0.95%        16,575     11.631856       192,798          3.29%
                                                                 1.00%         1,009     11.622984        11,728          3.27%
                                                                 1.10%        29,659     11.602513       344,119          3.22%
                                                                 1.15%           307     11.592276         3,559          3.19%
                                                                 1.20%         9,616     11.582057       111,373          3.17%
                                                                 1.25%           868     11.571833        10,044          3.14%
                                                                 1.30%         6,609     11.561608        76,411          3.11%
                                                                 1.35%           507     11.551397         5,857          3.09%
                                                                 1.40%           276     11.541187         3,185          3.06%
                                                                 1.45%         4,038     11.530978        46,562          3.04%
                                                                 1.50%         3,090     11.520784        35,599          3.01%
                                                                 1.65%            98     11.490194         1,126          2.94%
                                                                 1.80%           473     11.459634         5,420          2.86%

Strong Advisor Common Stock Fund - Class Z
    2002 .................................................       0.95%        59,207      8.151064       482,600        -12.90%
                                                                 1.00%         3,095      8.142180        25,200        -12.92%
                                                                 1.05%         1,759      8.133300        14,306        -12.94%
                                                                 1.10%        17,528      8.124414       142,405        -12.96%
                                                                 1.20%        22,236      8.106689       180,260        -13.00%
                                                                 1.25%        13,316      8.097832       107,831        -13.03%
                                                                 1.30%       185,994     11.872277     2,208,172        -13.05%
                                                                 1.35%           658      8.080145         5,317        -13.07%
                                                                 1.40%           323      8.071301         2,607        -13.09%
                                                                 1.45%         4,677      8.062468        37,708        -13.11%
                                                                 1.50%           138      8.053629         1,111        -13.13%
                                                                 1.60%             1      8.035990             8        -13.18%
                                                                 1.65%           384      8.027166         3,082        -13.20%
                                                                 1.70%           120      8.018363           962        -13.22%
                                                                 1.90%            44      7.983174           351        -13.31%

Strong Advisor Mid Cap Growth Fund - Class Z
    2002 .................................................       0.95%         2,020      3.990217         8,060        -24.69%
                                                                 1.10%           145      3.979700           577        -24.75%
                                                                 1.20%         8,002      3.972684        31,789        -24.79%
                                                                 1.25%         1,339      3.969183         5,315        -24.80%
                                                                 1.45%           278      3.955180         1,100        -24.88%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

                                                              CONTRACT                    UNIT         CONTRACT          TOTAL
                                                            EXPENSE RATE*     UNITS    FAIR VALUE    OWNERS' EQUITY      RETURN**
                                                            -------------     -----    ----------    --------------      --------
Strong Growth and Income Fund
    2002 .................................................      0.95%         1,352      5.988550          8,097         -13.31%
                                                                1.20%         1,222      5.962268          7,286         -13.42%
                                                                1.35%           482      5.946533          2,866         -13.48%
                                                                1.45%         1,109      5.936049          6,583         -13.53%

Strong Large Cap Growth Fund
    2002 .................................................      1.30%       127,814     19.503443      2,492,813         -19.16%

Templeton Foreign Fund - Class A
    2002 .................................................      0.95%        42,699      9.902242        422,816           3.62%
                                                                1.00%         1,455      9.891459         14,392           3.60%
                                                                1.05%           333      9.880681          3,290           3.57%
                                                                1.10%         4,835      9.869904         47,721           3.54%
                                                                1.20%        14,778      9.848377        145,539           3.49%
                                                                1.25%           884      9.837623          8,696           3.47%
                                                                1.30%       315,356     15.684190      4,946,103           3.44%
                                                                1.35%         1,075      9.816137         10,552           3.42%
                                                                1.40%         3,341      9.805395         32,760           3.39%
                                                                1.45%         2,155      9.794656         21,107           3.37%
                                                                1.50%            17      9.783937            166           3.34%
                                                                                                    ------------
2002 Reserves for annuity contracts in payout phase:
    Tax qualified ........................................                                                92,239
                                                                                                    ------------
2002 Contract owners' equity .............................                                          $289,992,985
                                                                                                    ============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

(5)  FINANCIAL HIGHLIGHTS

      The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.

                                                CONTRACT                                              INVESTMENT
                                                EXPENSE                    UNIT         CONTRACT       INCOME       TOTAL
                                                 RATE*        UNITS     FAIR VALUE   OWNERS' EQUITY    RATIO**     RETURN***
                                                --------     -------    ----------   --------------   ----------   ---------
American Century Growth Fund - Investor Class
      2002  ...........................           0.95%                 $ 5.269834                                  -17.25%
                                                    to        208,813           to    $  8,968,027       0.00%          to
                                                  1.70%                  65.930058                                  -16.94%
      2001  ...........................           0.95%                   6.829397                                  -14.30%
                                                    to        196,420           to      12,418,383       0.00%          to
                                                  1.65%                  85.045171                                  -13.99%
      2000  ...........................           1.30%       152,608    124.65563      19,023,447       0.00%        5.94%
      1999  ...........................           1.30%       155,439    97.434015      15,145,046       0.00%       10.07%
      1998  ...........................           1.30%       150,723    80.370613      12,113,700       0.00%       22.57%

American Century Income & Growth Fund - Advisor Class
      2002  ...........................           0.95%                   7.068593                                  -11.21%
                                                    to        188,408           to       1,353,781       0.23%          to
                                                  1.90%                   7.217210                                  -10.79%
      2001  ...........................           0.95%                   8.468949                                   -4.89%
                                                    to        100,212           to         853,000       0.40%          to
                                                  1.55%                   8.528835                                   -4.60%

American Century Income & Growth Fund - Investor Class
      2002  ...........................           1.30%       500,818    14.620390       7,322,154       0.31%      -10.85%
      2001  ...........................           1.30%       527,104    17.289400       9,113,309       0.49%       -4.67%
      2000  ...........................           1.30%       565,417    19.680629      11,127,762       0.43%       -4.17%
      1999  ...........................           1.30%       475,929    19.225391       9,149,921       0.58%        8.98%
      1998  ...........................           1.30%       304,121    16.382817       4,982,359       0.53%       17.00%

American Century International Growth Fund - Advisor Class
      2002  ...........................           0.95%                   5.934562                                   -4.17%
                                                    to         37,982           to         229,356       0.00%          to
                                                  1.90%                   6.059413                                   -3.72%
      2001  ...........................           0.95%                   6.983109                                  -19.47%
                                                    to         19,861           to         139,375       0.00%          to
                                                  1.50%                   7.028413                                  -19.25%

American Century International Growth Fund - Investor Class
      2002  ...........................           1.30%       114,282    17.438680       1,992,927       0.00%       -3.76%
      2001  ...........................           1.30%       123,181    20.218825       2,490,582       0.00%      -19.38%
      2000  ...........................           1.30%       111,105    28.251655       3,138,900       0.00%       -5.00%
      1999  ...........................           1.30%        59,371    19.597953       1,163,550       0.00%        6.00%
      1998  ...........................           1.30%        49,537    19.609887         971,414       0.00%       25.00%

American Century Short-Term Government Fund - Investor Class
      2002  ...........................           0.95%                  11.197372                                    1.40%
                                                    to        138,322           to       2,779,361       1.79%          to
                                                  1.90%                  26.465532                                    1.88%
      2001  ...........................           0.95%                  10.829824                                    2.80%
                                                    to         95,278           to       1,893,038       2.64%          to
                                                  1.50%                  25.325042                                    3.09%


                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                CONTRACT                                              INVESTMENT
                                                EXPENSE                    UNIT         CONTRACT       INCOME       TOTAL
                                                 RATE*        UNITS     FAIR VALUE   OWNERS' EQUITY    RATIO**     RETURN***
                                                --------     -------    ----------   --------------   ----------   ---------
      2000  ...........................           1.30%        85,255    23.618873       2,013,627       2.95%        2.10%
      1999  ...........................           1.30%       130,118    22.847248       2,972,838       2.48%       -0.72%
      1998  ...........................           1.30%       139,713    22.451909       3,136,824       2.66%        2.11%

American Century Ultra Fund - Investor Class
      2002  ...........................           0.95%                   5.800401                                  -13.02%
                                                    to      1,250,856           to      19,100,380       0.00%          to
                                                  1.90%                  18.084468                                  -12.60%
      2001  ...........................           0.95%                   7.195300                                   -9.69%
                                                    to      1,314,700           to      25,207,029       0.00%          to
                                                  1.80%                  22.270832                                   -9.30%
      2000  ...........................           1.05%                   9.664400                                   -4.47%
                                                    to      1,032,658           to      30,620,512       0.00%          to
                                                  1.30%                  29.724903                                   -3.36% 05/01/00
      1999  ...........................           1.30%       906,171    24.897565      22,561,451       0.00%       11.73%
      1998  ...........................           1.30%       728,938    20.672594      15,069,039       0.00%       23.19%

NMF - Prestige Balanced Fund - Class A
      2001  ...........................           1.20%                   9.401995                                   -2.79%
                                                    to          1,984           to          19,614       1.41%          to
                                                  1.30%                  10.235007                                   -2.74%
      2000  ...........................           1.30%           491    10.861743           5,333       1.20%        0.48%
      1999  ...........................           1.30%            62    10.577813             656       0.00%        5.41%

NMF - Prestige International Fund - Class A
      2001  ...........................           1.20%                   8.065893                                  -14.95%
                                                    to          7,443           to          65,363       0.00%          to
                                                  1.45%                   8.963731                                  -14.84%
      2000  ...........................           1.30%         5,112    11.369714          58,122       0.49%       -5.17%
      1999  ...........................           1.30%           239    10.411831           2,488       0.79%        3.75%

Credit Suisse Emerging Growth Fund - Common Shares
      2002  ...........................           1.30%       291,574    11.012980       3,211,099       0.00%      -17.32%
      2001  ...........................           1.30%       327,340    14.251597       4,663,492       0.00%      -20.61%
      2000  ...........................           1.30%       340,275    21.341306       7,261,913       0.00%        3.24%
      1999  ...........................           1.30%       285,237    15.474349       4,413,857       0.00%        4.77%
      1998  ...........................           1.30%       330,022    15.585116       5,143,431       0.00%       10.22%

Credit Suisse Global Fixed Income Fund - Common Shares
      2002  ...........................           1.30%        21,877    11.828368         258,769       0.56%        3.98%
      2001  ...........................           1.30%        17,104    11.351104         194,144       1.05%        1.60%
      2000  ...........................           1.30%         5,451    10.697513          58,312       3.75%        1.36%
      1999  ...........................           1.30%         3,663    10.462246          38,323       0.40%       -1.78%
      1998  ...........................           1.30%         5,259    10.111184          53,175       5.62%        1.11% 01/05/98

Delaware Group Delchester High-Yield Bond Fund, Inc. - Institutional Class
      2002  ...........................           1.30%        38,974     9.612274         374,629       5.23%       -5.21%
      2001  ...........................           1.30%        43,580    10.122113         441,120       7.39%       -9.10%
      2000  ...........................           1.30%        77,244    13.002337       1,004,353       5.46%       -8.72%
      1999  ...........................           1.30%        78,498    14.852338       1,165,879       5.45%       -0.40%
      1998  ...........................           1.30%        78,936    16.062480       1,267,908       3.94%        4.65%

                                                CONTRACT                                              INVESTMENT
                                                EXPENSE                    UNIT         CONTRACT       INCOME       TOTAL
                                                 RATE*        UNITS     FAIR VALUE   OWNERS' EQUITY    RATIO**     RETURN***
                                                --------     -------    ----------   --------------   ----------   ---------
Dreyfus A Bonds Plus, Inc.
      2002  ...........................           1.30%       201,030    13.775254       2,769,239       1.59%        1.68%
      2001  ...........................           1.30%       185,862    13.573039       2,522,719       2.75%        3.42%
      2000  ...........................           1.30%       153,087    12.473228       1,909,489       2.52%        3.41%
      1999  ...........................           1.30%       181,364    11.929092       2,163,508       2.51%       -0.66%
      1998  ...........................           1.30%       158,535    12.206604       1,935,174       2.39%        3.02%

Dreyfus Appreciation Fund, Inc.
      2002  ...........................           0.95%                   7.836629                                   -9.84%
                                                    to        405,733           to       3,868,536       0.00%          to
                                                  1.90%                  11.055440                                   -9.41%
      2001  ...........................           0.95%                   9.138444                                   -8.17%
                                                    to        270,369           to       3,092,892       0.07%          to
                                                  1.55%                  12.760896                                   -7.89%
      2000  ...........................           1.30%       142,625    14.217274       2,027,739       0.01%        2.94%
      1999  ...........................           1.30%       128,536    13.511983       1,736,776       0.00%        6.19%
      1998  ...........................           1.30%         9,658    11.838771         114,339       0.00%       18.39% 01/05/98

Dreyfus Balanced Fund, Inc.
      2002  ...........................           0.95%                   8.199428                                  -11.15%
                                                    to        154,322           to       1,417,551       0.59%          to
                                                  1.70%                   9.885060                                  -10.82%
      2001  ...........................           0.95%                   9.783416                                   -0.55%
                                                    to        140,112           to       1,551,585       1.21%          to
                                                  1.55%                  11.726174                                   -0.24%
      2000  ...........................           1.30%        39,670    11.753253         466,252       1.28%        0.46%
      1999  ...........................           1.30%        23,096    11.328795         261,650       1.39%        5.33%
      1998  ...........................           1.30%        10,708    10.518999         112,637       2.10%        5.19% 01/05/98

Dreyfus Emerging Leaders Fund
      2002  ...........................           0.95%                   8.460346                                   -7.48%
                                                    to          7,942           to          67,315       0.00%          to
                                                  1.25%                   8.515960                                   -7.34%
      2001  ...........................           0.95%                   9.799339                                   -4.67%
                                                    to          7,973           to          78,196       0.00%          to
                                                  1.25%                   9.833900                                   -4.52%

Dreyfus Premier Third Century Fund, Inc.-
  Class Z, The
      2002  ...........................           0.95%                   5.275510                                  -18.29%
                                                    to         93,132           to       1,312,110       0.00%          to
                                                  1.70%                  17.580546                                  -17.99%
      2001  ...........................           0.95%                   7.248937                                  -15.82%
                                                    to        124,684           to       2,116,314       0.00%          to
                                                  1.70%                  24.059096                                  -15.50%
      2000  ...........................           0.95%                  10.155963                                    1.06%
                                                    to         69,654           to       2,334,199       0.00%          to
                                                  1.30%                  33.529470                                    1.56% 05/01/00
      1999  ...........................           1.30%        49,827    28.667606       1,428,421       0.00%       11.00%
      1998  ...........................           1.30%        39,616    23.600797         934,969       0.00%       17.41%

Dreyfus S&P 500 Index Fund
      2002  ...........................           1.30%       761,999    22.843716      17,406,889       0.00%      -13.96%
      2001  ...........................           1.30%       803,741    28.374536      22,805,770       0.00%       -7.57%
      2000  ...........................           1.30%       721,021    33.922791      24,459,045       0.00%       -1.37%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
           1999...............................    1.30%      579,969    32.238837    18,697,526          0.00%       11.26%
           1998...............................    1.30%      380,514    26.741068    10,175,351          0.00%       16.66%

Evergreen Equity Income Fund - Class I
           2002...............................    1.30%       46,402    18.389294       853,300          0.58%       -4.84%
           2001...............................    1.30%       45,037    20.657779       930,362          1.67%       -0.17%
           2000...............................    1.30%       70,511    18.779167     1,324,138          2.41%       -4.00%
           1999...............................    1.30%       73,386    19.342098     1,419,439          2.47%       13.57%
           1998...............................    1.30%       65,035    17.624361     1,146,200          2.24%        1.32%

Federated Equity Income Fund - Class F Shares
           2002...............................    0.95%                  6.591926                                   -13.04%
                                                    to         5,218           to        34,599          0.57%          to
                                                  1.50%                  6.656073                                   -12.80%
           2001...............................    1.20%     7.943120        -8.46%
                                                    to         3,306           to        26,306          0.80%          to
                                                  1.50%                  7.961017                                    -8.32%

Federated High Yield Trust
           2002...............................    0.95%                  8.491828                                    -2.55%
                                                    to        90,209           to       772,087          4.40%          to
                                                  1.90%                  8.807536                                    -2.09%
           2001...............................    0.95%                  8.878417                                    -1.12%
                                                    to        72,606           to       649,206          5.56%          to
                                                  1.45%                  9.176046                                    -0.87%
           2000...............................    1.05%                  9.784493                                    -2.57%
                                                    to        59,362           to       581,891          5.09%          to
                                                  1.30%                 10.075157                                     0.75% 04/28/00
           1999...............................    1.30%       43,484    10.189133       443,064          4.12%        2.14%
           1998...............................    1.30%        3,009    10.294539        30,976          3.27%        2.95%

Federated Intermediate Income Fund -
Institutional Service Class
           2002...............................    0.95%                 11.155576                                     1.82%
                                                    to         8,424           to        94,794          2.83%          to
                                                  1.45%                 11.253388                                     2.07%
           2001...............................    0.95%                 10.703716                                     3.26%
                                                    to         6,212           to        66,518          3.19%          to
                                                  1.00%                 10.706703                                     3.28%

Federated Investment Series Funds, Inc. -
Federated Bond Fund - Class F Shares
           2002...............................    0.95%                 10.963748                                     0.59%
                                                    to       167,532           to     2,022,245          3.39%          to
                                                  2.05%                 12.313592                                     1.14%
           2001...............................    0.95%                 10.674246                                     2.76%
                                                    to       150,760           to     1,755,610          4.03%          to
                                                  1.80%                 11.862484                                     3.21%
           2000...............................    1.05%                 10.142482                                     0.63%
                                                    to       143,166           to     1,599,725          3.96%          to
                                                  1.30%                 11.200672                                     1.42% 05/01/00
           1999...............................    1.30%      114,206    11.262503     1,286,245          3.75%       -2.47%
           1998...............................    1.30%       79,881    11.458684       915,331          4.10%        3.45%

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
Fidelity(R) Advisor Balanced Fund - Class A
2002 .........................................    0.95%                  8.353770                                    -8.85%
                                                    to        84,425           to       714,790          0.60%          to
                                                  1.70%                  8.491944                                    -8.51%
2001 .........................................    0.95%                  9.299862                                    -2.11%
                                                    to        56,610          to        529,077          1.61%         to
                                                  1.50%                 9.360121                                     -1.84%

Fidelity(R) Advisor Balanced Fund - Class T
2002 .........................................    1.30%       89,133    12.697369     1,131,755          0.53%       -8.82%
2001 .........................................    1.30%       94,046    14.086963     1,324,829          1.28%       -2.07%
2000 .........................................    1.30%       76,378    15.266515     1,166,026          1.10%       -1.22%
1999 .........................................    1.30%       50,914    15.634927       796,037          1.46%        4.34%
1998 .........................................    1.30%       53,032    14.528055       770,452          1.39%       10.48%

Fidelity(R) Advisor Equity Growth Fund -
Class A
2002 .........................................    0.95%                  5.649976                                   -20.05%
                                                    to        67,475           to       385,529          0.00%           to
                                                  1.70%                  5.725221                                   -19.76%
2001 .........................................    0.95%                  7.857607                                   -10.38%
                                                    to         1,809           to        14,257          0.00%           to
                                                  1.45%                  7.887115                                   -10.15%

Fidelity(R) Advisor Equity Income Fund -
Class A
2002 .........................................    0.95%                 10.005714                                    -5.88%
                                                    to       173,741           to     1,770,146          0.13%           to
                                                  1.90%                 10.215895                                    -5.43%
2001 .........................................    0.95%                 11.136570                                     0.22%
                                                    to        46,089           to       515,827          0.56%          to
                                                  1.50%                11.208632                                      0.50%

Fidelity(R) Advisor Equity Income Fund -
Class T
2002 .........................................    1.30%      175,375    16.429713     2,881,361          0.09%       -5.70%
2001 .........................................    1.30%      126,384    18.134121     2,291,860          0.32%        0.23%
2000 .........................................    1.30%      119,884    15.907705     1,907,079          0.57%       -5.10%
1999 .........................................    1.30%      110,388    17.707462     1,954,691          0.31%        7.61%
1998 .........................................    1.30%       94,498    16.036703     1,515,436          0.37%       11.71%

Fidelity(R) Advisor Growth
Opportunities Fund - Class A
2002 .........................................    0.95%                  6.017235                                   -14.24%
                                                    to        41,494           to       253,806          0.00%          to
                                                  1.90%                  6.143799                                   -13.84%
2001 .........................................    0.95%                  7.588771                                    -9.91%
                                                    to        26,323           to       201,437          0.00%          to
                                                  1.80%                 7.665066                                     -9.52%

Fidelity(R) Advisor Growth Opportunities Fund -
Class T
2002 .........................................    1.30%      397,708    11.100597     4,414,796          0.00%      -14.01%
2001 .........................................    1.30%      432,688    13.913201     6,020,077          0.00%       -9.73%
2000 .........................................    1.30%      490,625    18.130132     8,895,096          0.00%       -5.08%
1999 .........................................    1.30%      442,011    19.733051     8,722,226          0.00%        5.92%
1998 .........................................    1.30%      366,674    16.858388     6,181,533          0.00%       10.73%

                                                                     (continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
Fidelity(R) Advisor High Yield Fund - Class T
2002 .........................................    0.95%                  7.576182                                   -13.13%
                                                    to       203,134           to     1,947,328          3.41%          to
                                                   1.90%                10.010889                                   -12.72%
2001 .........................................    0.95%                  8.869566                                    -1.49%
                                                    to       220,733           to     2,527,866          4.06%          to
                                                  1.80%                 11.628829                                    -1.07%
2000 .........................................    1.30%      259,547    12.784176     3,318,095          4.04%       -4.72%
1999 .........................................    1.30%      227,894    13.342184     3,040,604          3.63%        6.35%
1998 .........................................    1.30%      228,769    13.370137     3,058,673          3.33%        4.72%

Fidelity(R) Advisor Overseas Fund - Class A
2002 .........................................    0.95%                  7.017149                                    -2.76%
                                                    to         3,167          to         22,377          0.00%          to
                                                  1.45%                  7.079164                                    -2.52%
2001 .........................................    0.95%        1,607     8.128178        13,061          0.00%      -11.46%

Fidelity(R) Asset Manager(TM)
2002 .........................................    1.30%      287,162    17.019262     4,887,285          1.29%       -7.93%
2001 .........................................    1.30%      294,741    18.857842     5,558,179          1.66%       -3.27%
2000 .........................................    1.30%      289,898    19.911056     5,772,175          1.56%        3.22%
1999 .........................................    1.30%      265,367    18.069819     4,795,134          1.63%        5.02%
1998 .........................................    1.30%      230,015    16.126977     3,709,447          1.51%        7.40%

Fidelity(R) Capital & Income Fund
2002 .........................................    1.30%       13,316    40.104818       534,036          2.83%      -11.70%
2001 .........................................    1.30%       14,833    47.464942       704,056          3.65%       -1.70%
2000 .........................................    1.30%       15,863    53.434977       847,639          4.19%       -1.05%
1999 .........................................    1.30%       20,691    54.266408     1,122,826          4.09%       12.28%
1998 .........................................    1.30%       25,215    50.215804     1,266,191          4.41%        7.43%

Fidelity(R) Equity-Income Fund
2002 .........................................    1.30%      134,760    77.787755    10,482,678          0.43%       -7.03%
2001 .........................................    1.30%      140,925    87.744903    12,365,466          0.76%       -1.70%
2000 .........................................    1.30%      162,411    80.761121    13,116,494          0.78%       -3.06%
1999 .........................................    1.30%      199,197    88.625012    17,653,837          0.64%       12.50%
1998 .........................................    1.30%      234,470    78.402542    18,383,044          0.84%       10.54%

Fidelity(R) Magellan(R) Fund
2002 .........................................    1.30%    1,057,716    23.664181    25,029,983          0.14%      -15.65%
2001 .........................................    1.30%    1,162,282    30.010212    34,880,321          0.12%       -6.73%
2000 .........................................    1.30%    1,151,139    35.953151    41,387,074          0.05%        0.05%
1999 .........................................    1.30%      942,065    33.172884    31,251,013          0.18%       13.02%
1998 .........................................    1.30%      724,743    26.106984    18,920,854          0.19%       17.31%

Fidelity(R) Puritan(R) Fund
2002 .........................................    1.30%      510,073    23.014738    11,739,196          0.78%       -4.12%
2001 .........................................    1.30%      544,190    24.469479    13,316,051          1.49%       -0.46%
2000 .........................................    1.30%      556,362    23.073371    12,837,147          1.40%       -0.14%
1999 .........................................    1.30%      640,246    23.682462    15,162,602          1.68%        4.05%
1998 .........................................    1.30%      643,237    21.778661    14,008,841          1.65%       10.11%

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
Fidelity(R) VIP - High Income Portfolio:
Initial Class
     2002.....................................    1.30%        2,911    16.153895        47,024         12.81%       -5.02%
     2001.....................................    1.30%        4,172    18.002102        75,112         12.20%       -7.79%
     2000.....................................    1.30%        4,174    24.119107       100,673          6.81%       -5.46%
     1999.....................................    1.30%        5,049    25.636308       129,438          8.97%        7.27%
     1998.....................................    1.30%       10,454    26.353263       275,497          7.03%        4.12%

Franklin Mutual Series Fund, Inc.:
Mutual Shares Fund - Class A
     2002.....................................    0.95%                 10.878005                                    -4.60%
                                                    to       364,097           to     4,349,748          0.00%          to
                                                  1.90%                 12.504709                                    -4.15%
     2001.....................................    0.95%                 12.176474                                    10.78%
                                                    to       121,020           to     1,616,831          0.25%          to
                                                  1.65%                 13.871405                                    11.17%
     2000.....................................    1.30%       36,905    11.154471       411,656          2.11%       -0.09%
     1999.....................................    1.30%       25,638    11.440419       293,309          0.18%       15.93%
     1998.....................................    1.30%        8,233    10.572492        87,043          0.00%        5.72% 01/05/98

Franklin Small Cap Growth Fund I - Class A
     2002 ....................................    0.95%                  5.312988                                   -19.69%
                                                    to       150,758           to       815,473          0.00%          to
                                                  1.90%                  5.424873                                   -19.31%
     2001 ....................................    0.95%                  7.174634                                   -15.58%
                                                    to        76,701           to       554,283          0.00%          to
                                                  1.70%                  7.238323                                   -15.25%
     2000 ....................................    1.05%        1,182    10.577737        12,503          0.00%        5.78% 05/01/00

Franklin VIT - Franklin Balance Sheet
Investment Fund - Class A
     2002.....................................    0.95%                 12.877373                                     4.24%
                                                    to        33,996           to       442,235          0.13%          to
                                                  1.70%                 13.048499                                     4.63%
     2001.....................................    0.95%                 12.178734                                    13.99%
                                                    to         1,962           to        23,953          0.53%          to
                                                  1.45%                 12.224328                                    14.28%

Gartmore Bond Fund - Class D
     2002.....................................    0.95%                 11.524199                                     1.73%
                                                    to        73,781           to     2,105,425          2.77%          to
                                                  2.05%                 49.165077                                     2.29%
     2001.....................................    0.95%                 10.937381                                     3.62%
                                                    to        39,444           to     1,350,540          2.93%          to
                                                  1.70%                 46.115872                                     4.02%
Tax qualified
     2000.....................................    1.30%       34,472    42.709596     1,472,285          3.31%        1.94%
     1999.....................................    1.30%       67,407    133.84458     9,022,062          0.90%       -3.07%
     1998.....................................    1.30%       35,129    42.321983     1,486,729          3.03%        3.66%
Non-tax qualified
     2000.....................................    1.30%           73    42.526499         3,104          3.31%        1.94%
     1999.....................................    1.30%          162    139.41274        22,585          0.90%       -3.07%
     1998.....................................    1.30%          176    42.140550         7,417          3.03%        3.66%

                                                                     (continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
Gartmore Government Bond Fund - Class D
     2002.....................................    0.95%                 11.933970                                     3.18%
                                                    to       258,580           to     3,406,166          2.20%         to
                                                  1.90%                 14.167756                                     3.67%
     2001.....................................    0.95%                 11.112127                                     1.65%
                                                    to        87,982           to     1,095,174          2.72%          to
                                                  1.70%                 13.085924                                     2.03%
     2000.....................................    1.30%       30,599    11.940428       365,365          2.92%        3.56%
     1999.....................................    1.30%       44,454    11.606645       515,962          2.65%       -2.59%
     1998.....................................    1.30%       18,359    11.529418       211,669          2.56%        3.34%

Gartmore Growth Fund - Class D
     2002.....................................    1.00%                  4.293755                                   -17.84%
                                                    to        31,449           to     1,109,726          0.00%          to
                                                  1.45%                 53.330057                                   -17.66%
     2001.....................................    0.95%                  5.755608                                   -21.63%
                                                    to        35,084           to     1,583,834          0.00%          to
                                                  1.45%                 75.290556                                   -21.43%
Tax qualified
     2000 ....................................    1.30%       23,996    125.13969     3,002,852          0.00%       -5.27%
     1999 ....................................    1.30%       28,252    125.44569     3,544,092          0.00%        9.32%
     1998 ....................................    1.30%       38,196    111.04414     4,241,442          0.14%       18.20%

Non-tax qualified
     2000.....................................    1.30%          203    132.13175        26,823          0.00%       -5.27%
     1999.....................................    1.30%          213    132.45485        28,213          0.00%        9.32%
     1998.....................................    1.30%          224    117.24864        26,264          0.14%       18.20%


Gartmore ID Aggressive Fund - Service Class
     2002.....................................    0.95%                  7.609648                                    -7.70%
                                                    to         2,093           to        15,970          0.15%          to
                                                  1.50%                  7.683674                                    -7.44%

Gartmore ID Conservative Fund - Service Class
     2002.....................................    0.95%                 10.041921                                    -0.62%
                                                    to        51,454           to       519,131          1.02%          to
                                                  1.35%                 10.112725                                    -0.42%
     2001.....................................    1.35%           19    10.063943           195          2.40%        0.35%

Gartmore ID Moderate Fund - Service Class
     2002.....................................    0.95%                  8.687600                                    -4.79%
                                                    to        44,399           to       388,845          0.58%          to
                                                  1.50%                  8.772065                                    -4.53%
     2001.....................................    0.95%                  9.421405                                    -3.20%
                                                    to         8,628           to        81,428          1.00%          to
                                                  1.20%                  9.439025                                    -3.08%

Gartmore ID Moderately Aggressive Fund -
Service Class
     2002.....................................    0.95%                  8.067571                                   -6.37%
                                                    to         7,284           to        59,171          0.34%          to
                                                  1.50%                  8.146026                                    -6.11%
     2001.....................................    1.35%           29     9.040237           262          0.88%       -5.77%

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------

Gartmore ID Moderately Conservative Fund -
Service Class
2002 .........................................    1.35%                  9.383064                                    -2.68%
                                                    to           844           to         7,937          0.79%          to
                                                  1.50%                  9.407901                                    -2.61%

Gartmore Large Cap Value Fund - Class A
2002 .........................................    0.95%                  9.966451                                    -3.53%
                                                    to        64,454           to       647,003          0.23%          to
                                                  1.90%                 10.264783                                    -3.08%
2001 .........................................    0.95%                 11.069536                                     0.91%
                                                    to        25,443           to       282,313          0.44%          to
                                                  1.45%                 11.360657                                     1.17%
2000 .........................................    1.30%        8,107     9.393935        76,157          1.17%       -2.34%

Gartmore Money Market Fund - Prime Shares
2002 .........................................    1.30%      634,125    23.118467     14,659,998         0.55%       -0.07%
2001 .........................................    1.30%       23,145    29.103398       673,756          2.20%        1.57%
Tax qualified
2001 .........................................    1.30%      622,198    23.112673     14,380,655         2.20%        1.57%
2000 .........................................    1.30%       26,701    27.985522       747,241          4.72%        2.09%
1999 .........................................    1.30%      474,051    21.395533     10,142,574         2.23%        1.54%
1998 .........................................    1.30%      341,582    20.696800     7,069,654          2.81%        1.87%
Non-tax qualified
2000 .........................................    1.30%          837    28.162387        23,572          4.72%        2.09%
1999 .........................................    1.30%          840    27.111446        22,774          2.23%        1.54%
1998 .........................................    1.30%          843    26.226042        22,109          2.81%        1.87%

Gartmore Money Market Fund - Service Class
2002 .........................................    0.95%                 10.364982                                    -0.45%
                                                    to       415,742           to     4,384,096          0.51%          to
                                                  1.90%                 10.583544                                     0.03%
2001 .........................................    0.95%                 10.416546                                     1.33%
                                                    to       382,751           to     4,015,936          1.97%          to
                                                  1.70%                 10.509433                                     1.71%

Gartmore Total Return Fund - Class D
2002 .........................................    0.95%                  7.652300                                    -6.68%
                                                    to        74,472           to     5,471,135          0.17%          to
                                                  1.90%                 96.918914                                    -6.24%
2001 .........................................    0.95%                  8.667130                                    -8.78%
                                                    to        71,069           to     6,251,361          0.28%          to
                                                  1.80%                 113.50389                                    -8.38%
Tax qualified
2000 .........................................    1.30%       59,522    126.67013     7,539,660          0.39%        3.00%
1999 .........................................    1.30%       67,407    133.84458     9,022,062          0.38%        7.00%
1998 .........................................    1.30%       56,174    118.22238     6,641,024          0.55%       21.22%
Non-tax qualified
2000 .........................................    1.30%          135    131.93983        17,812          0.39%        3.00%
1999 .........................................    1.30%          162    139.41274        22,585          0.38%        7.00%
1998 .........................................    1.30%          284    123.14061        34,972          0.55%       21.22%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------

Gartmore Value Opportunities Fund - Class A
2002 .........................................    0.95%                 10.549043                                    -1.79%
                                                    to         3,430           to        36,389          0.00%          to
                                                  1.50%                 10.651578                                    -1.53%
2001 .........................................    1.45%           94    11.391940         1,073          0.41%        6.37%

Invesco Dynamics Fund - Investor Class
2002 .........................................    0.95%                  4.225299                                   -25.30%
                                                    to       795,394           to     5,386,688          0.00%          to
                                                  1.70%                  8.038518                                   -25.02%
2001 .........................................    0.95%                  6.713054                                   -21.67%
                                                    to       870,381           to     9,767,129          0.00%          to
                                                  1.80%                 12.734687                                   -21.33%
2000 .........................................    0.95%                 10.489083                                     4.89% 05/01/00
                                                    to       463,726           to     9,156,323          0.00%          to
                                                  1.30%                 19.769168                                    10.99%
1999 .........................................    1.30%       39,944    13.066822       521,941          0.00%       24.40%

Invesco Small Company Growth Fund -
Investor Class
2002 .........................................    0.95%                  5.481310                                   -19.85%
                                                    to        61,516           to       341,043          0.00%          to
                                                  1.65%                  5.566018                                   -19.57%
2001 .........................................    0.95%                  7.760555                                   -11.75%
                                                    to        44,606           to       348,271          0.00%          to
                                                  1.65%                  7.824788                                   -11.43%
2000 .........................................    0.95%        1,132    10.863965        12,298          0.00%        8.64% 05/01/00

Invesco Total Return Fund - Investor Class
2002 .........................................    0.95%                  8.799608                                    -7.16%
                                                    to        40,587           to       363,517          0.71%          to
                                                  2.05%                  9.014220                                    -6.65%
2001 .........................................    0.95%                  9.783728                                    -0.18%
                                                    to        17,898           to       175,831          0.73%          to
                                                  1.55%                  9.852896                                     0.12%

J.P. Morgan GVIT Balanced Fund - Class I
2002 .........................................    1.20%                  8.795054                                    -9.17%
                                                    to         8,846           to        77,951          0.58%          to
                                                  1.50%                  8.819374                                    -9.03%

Janus Adviser Balanced Fund
2002 .........................................    0.95%                  8.782927                                    -3.84%
                                                    to        67,161           to       596,506          0.45%         to
                                                  1.70%                  8.899692                                    -3.48%
2001 .........................................    0.95%                  9.346749                                    -4.33%
                                                    to        15,142           to       142,011          1.64%          to
                                                  1.50%                  9.385315                                    -4.07%

Janus Adviser International Fund
2002 .........................................    1.05%                  5.930481                                   -12.61%
                                                    to         5,524           to        32,905          0.00%          to
                                                  1.45%                  5.972417                                   -12.44%

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
             2001                                 1.05%                  7.499424                                   -15.91%
                                                    to         1,809           to         13,602         0.00%          to
                                                  1.45%                  7.521953                                   -15.74%

Janus Adviser Worldwide Fund
             2002                                 0.95%                  5.876986                                   -13.91%
                                                    to       180,728           to      1,076,109         0.00%          to
                                                  1.90%                  5.976361                                   -13.50%
             2001                                 0.95%                  7.664741                                   -13.10%
                                                    to        98,794           to        760,941         0.00%          to
                                                  1.80%                  7.713817                                   -12.73%

Janus Fund
             2002                                 0.95%                  4.750775                                   -17.15%
                                                    to     1,029,159           to     12,038,358         0.00%          to
                                                  2.05%                 14.845894                                   -16.69%
             2001                                 0.95%                  6.898863                                   -13.08%
                                                    to     1,011,558           to     18,303,950         0.00%          to
                                                  1.80%                 21.331329                                   -12.70%
             2000                                 0.95%                  9.711024                                    -2.89% 05/01/00
                                                    to       778,413           to     23,103,120         0.00%          to
                                                  1.30%                 29.837487                                     2.37%
             1999                                 1.30%      429,851    23.822006     10,239,913         0.00%       18.69%
             1998                                 1.30%      268,374    17.674019      4,743,247         0.32%       20.72%

Janus Twenty Fund
             2002                                 0.95%                  3.919579                                   -17.42%
                                                    to     1,604,924           to     24,444,918         0.00%          to
                                                  1.90%                 20.322204                                   -17.03%
             2001                                 0.95%                  5.455797                                   -20.24%
                                                    to     1,684,689           to     36,644,929         0.00%          to
                                                  1.80%                 28.081926                                   -19.89%
             2000                                 0.95%                  9.464296                                    -8.04%
                                                    to     1,189,662           to     57,295,810         0.00%          to
                                                  1.30%                 48.407384                                    -5.34% 05/01/00
             1999                                 1.30%      797,334    37.855385     30,183,386         0.00%       17.05%
             1998                                 1.30%      395,278    25.501153     10,080,045         0.00%       34.94%

Janus Worldwide Fund
             2002                                 0.95%                  5.125063                                   -13.99%
                                                    to     1,010,545           to     12,594,229         0.00%          to
                                                  1.50%                 13.296873                                   -13.75%
             2001                                 0.95%                  6.714512                                   -14.40%
                                                    to     1,162,955           to     19,070,214         0.00%          to
                                                  1.50%                 17.385381                                   -14.16%
             2000                                 0.95%                  9.739970                                    -2.60% 05/01/00
                                                    to     1,029,737           to     25,830,341         0.00%          to
                                                  1.30%                 25.149169                                     1.70%
             1999                                 1.30%      618,608    17.084199     10,568,422         0.00%       12.09%
1998                                              1.30%      408,374    15.209560      6,211,189         0.03%       23.97%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
Lazard Small Cap Portfolio Open Shares
         2002                                     0.95%                 11.863720                                    -3.96%
                                                    to       177,638           to     2,340,100          0.00%          to
                                                  1.90%                 13.358726                                    -3.51%
         2001                                     0.95%                 11.642339                                     8.46%
                                                    to        67,130           to       859,620          0.00%          to
                                                  1.45%                 12.960933                                     8.74%
         2000                                     1.30%       23,772    10.812075       257,025          0.00%        3.32%
         1999                                     1.30%        3,898    11.506235        44,851          0.00%       10.12%

MFS(R) Global Governments Fund - Class A
         2001                                     1.30%       10,120    35.534419       359,592          0.00%       -0.65%
         2000                                     1.30%       12,846    35.698635       458,585          0.00%       -0.12%
         1999                                     1.30%       17,076    36.048902       615,571          0.00%       -3.94%
         1998                                     1.30%       18,601    37.243538       692,767          0.00%        2.01%

MFS(R) Strategic Income Fund - Class A
         2002                                     1.30%       35,770    10.169300       363,756          3.44%        0.49%

Nationwide(R) Bond Index Fund - Class A
         2002                                     0.95%                 11.349223                                     2.43%
                                                    to         3,815           to        43,541          2.14%          to
                                                  1.45%                 11.448294                                     2.69%
         2001                                     1.05%          501    10.748362         5,385          2.90%        2.33%

Nationwide(R) International Index Fund - Class A
         2002                                     1.20%                  7.106905                                    -2.79%
                                                    to           599           to         4,303          0.06%          to
                                                  1.90%                  7.195335                                    -2.45%

Nationwide(R) Large Cap Growth Fund - Class A
         2002                                     0.95%                  4.628555                                   -20.64%
                                                    to        29,497           to       180,060          0.00%          to
                                                  1.45%                  6.321537                                   -20.44%
         2001                                     0.95%                  6.286041                                   -15.82%
                                                    to        19,490           to       162,513          0.00%          to
                                                  1.45%                  8.572259                                   -15.61%
         2000                                     1.30%        8,487    13.609711       115,506          0.00%        1.61%

Nationwide(R) Mid Cap Market Index Fund - Class A
         2002                                     0.95%                  9.040624                                    -4.43%
                                                    to        10,626           to        96,450          0.08%          to
                                                  1.45%                  9.120523                                    -4.19%
         2001                                     0.95%                  9.709361                                    -0.66%
                                                    to           764           to         7,445          0.16%          to
                                                  1.45%                  9.745767                                    -0.41%

Nationwide(R) S&P 500 Index Fund - Service Class
2002                                              0.95%                  6.548796                                   -14.34%
                                                    to       316,214           to     2,219,442          0.21%          to
                                                  2.05%                  7.836964                                   -13.87%

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
2001                                              0.95%                  8.224421                                    -7.79%
                                                    to       235,190           to     2,037,855          0.30%         to
                                                  1.80%                  9.738621                                    -7.40%
2000                                              0.95%                  9.901448                                    -1.41%
                                                    to        35,316           to       398,045          0.29%          to
                                                  1.30%                 11.650692                                    -0.97% 05/01/00
1999                                              1.30%        8,846    11.100593        98,196          0.66%       10.83%

Nationwide(R) Small Cap Fund - Class A
2002                                              0.95%                  9.702576                                    -0.55%
                                                    to        69,709           to       822,260          0.00%          to
                                                  1.45%                 12.058824                                    -0.30%
2001                                              0.95%                 10.313205                                     2.20%
                                                    to        32,893           to       413,885          0.00%          to
                                                  1.45%                 12.798290                                     2.46%
2000                                              1.30%       23,479    12.389559       290,894          0.00%        2.15%
1999                                              1.30%           90    10.905418           981          0.14%        5.27%

Nationwide(R) Small Cap Index Fund - Class A
2002                                              0.95%                  8.903550                                    -6.04%
                                                    to         1,966           to        17,595          0.16%          to
                                                  1.50%                  8.990168                                    -5.78%
2001                                              1.20%                  9.967625                                     5.34%
                                                    to           212           to         2,107          0.50%          to
                                                  1.50%                  9.990065                                     5.50%

Neuberger Berman EF - Guardian Fund -
Investor Class Shares
2002                                              1.30%      273,022    15.346537     4,189,942          0.08%      -11.17%
2001                                              1.30%      315,736    17.960254     5,670,699          0.33%        0.70%

Neuberger Berman EF - Partners Fund -
Investor Class Shares
2002                                              1.30%      238,157    22.486178     5,355,241          0.00%      -10.77%
2001                                              1.30%      250,948    25.969156     6,516,903          0.00%       -1.38%
2000                                              1.30%      268,958    26.165264     7,037,357          0.00%       -1.35%
1999                                              1.30%      328,051    27.992566     9,182,989          0.00%       12.29%
1998                                              1.30%      365,382    25.290068     9,240,536          0.00%        6.42%

Neuberger Berman ET - Genesis Fund -
Trust Class Shares
2002                                              0.95%                 13.128088                                     1.34%
                                                    to       472,611           to     6,530,382          0.00%          to
                                                  1.90%                 13.988180                                     1.82%
2001                                              0.95%                 12.799248                                     8.44%
                                                    to       201,244           to     2,704,623          0.00%          to
                                                  1.65%                 13.515133                                     8.83%
2000                                              1.30%       76,840    10.848298       833,583          0.00%       14.04%
1999                                              1.30%       72,611     9.509874       690,521          0.00%        2.63%
1998                                              1.30%       45,136     9.937061       448,519          0.00%       -0.63% 01/05/98

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
Neuberger Berman ET - Guardian Fund -
Trust Class Shares
2002                                              0.95%                  7.993824                                   -11.40%
                                                    to        40,259           to       324,447          0.10%          to
                                                  1.55%                  8.099350                                   -11.14%
2001                                              0.95%                  9.398564                                     0.53%
                                                    to        15,620           to       147,481          0.41%          to
                                                  1.50%                  9.459440                                     0.81%
2000                                              1.30%      342,621    18.597963     6,372,053          0.21%       -2.32% 05/01/00
1999                                              1.30%      389,105    19.667366     7,652,670          0.32%      -14.00%
1998                                              1.30%      452,525    19.050074     8,620,635          0.25%       12.00%

Neuberger Berman ET - Partners Fund -
Trust Class Shares
2002                                              0.95%                  8.525622                                   -11.02%
                                                    to        14,731           to       127,721          0.00%          to
                                                  1.90%                  8.704869                                   -10.60%
2001                                              0.95%                  9.969478                                    -1.55%
                                                    to        12,986           to       130,011          0.00%          to
                                                  1.45%                 10.028159                                    -1.30%

Neuberger Berman Limited Maturity Bond
Fund(R) - Investor Class Shares
2002                                              1.30%       92,654    13.817374     1,280,235          2.39%        1.38%
2001                                              1.30%       59,168    13.210924       781,662          3.14%        3.71%
2000                                              1.30%       63,725    12.236142       779,748          3.09%        1.16%
1999                                              1.30%      123,902    12.036319     1,491,324          2.85%       -0.17%
1998                                              1.30%       68,829    11.905741       819,460          3.01%        1.99%

Oppenheimer Capital Appreciation Fund A
2002                                              0.95%                  6.288678                                   -19.35%
                                                    to        79,532           to       505,760          0.00%          to
                                                  1.70%                  6.372401                                   -19.04%
2001                                              0.95%                  8.593855                                    -5.47%
                                                    to        14,829           to       127,800          0.00%          to
                                                  1.50%                  8.629344                                    -5.20%

Oppenheimer Global Fund A
2002                                              0.95%                  7.478638                                    -8.67%
                                                    to       748,805           to    14,486,806          0.00%          to
                                                  1.90%                 30.881954                                    -8.24%
2001                                              0.95%                  8.641595                                    -8.86%
                                                    to       540,756           to    14,708,155          0.00%          to
                                                  1.65%                 35.362797                                    -8.53%
2000                                              0.95%                 10.093011                                     0.93% 05/01/00
                                                    to       371,222           to    15,077,348          0.00%          to
                                                  1.30%                 41.115350                                     9.04%
1999                                              1.30%      295,850    27.295378     8,075,338          0.00%       13.23%
1998                                              1.30%      286,254    24.291877     6,953,647          0.00%       12.10%

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
Oppenheimer Strategic Income Fund - Class A
2002                                              1.20%                 10.193039                                     0.91%
                                                    to         4,479           to        45,775          3.85%          to
                                                  1.45%                 10.237976                                     1.03%
2001                                              1.25%        2,094     9.932094        20,795          5.15%        0.30%

Phoenix-Oakhurst Balanced Fund - Class A
2002                                              1.30%       52,579    16.502534       867,687          0.71%       -8.35%
2001                                              1.30%       50,853    18.162892       923,632          1.35%        1.47%
2000                                              1.30%       50,120    18.196837       912,025          0.52%       -0.04%
1999                                              1.30%       56,185    17.189187       965,774          0.92%        3.22%
1998                                              1.30%       50,548    15.622368       789,679          1.12%        9.75%

PIMCO total Return Fund - Class A
2002                                              0.95%                 11.459634                                     2.86%
                                                    to        73,125           to       847,781          2.01%          to
                                                  1.80%                 11.631856                                     3.29%
2001                                              0.95%                 10.590063                                     1.61%
                                                    to        34,657           to       367,872          2.88%          to
                                                  1.45%                 10.628930                                     1.87%

Strong Advisor Common Stock Fund - Class Z
2002                                              0.95%                  7.983174                                   -13.31%
                                                    to       309,480           to     3,211,922          0.00%          to
                                                  1.90%                 11.872277                                   -12.90%
2001                                              0.95%                  9.542240                                    -0.36%
                                                    to       219,933           to     2,731,981          0.00%          to
                                                  1.50%                 14.038219                                    -0.08%
2000                                              1.30%      103,944    14.401071     1,496,905          0.00%       -0.22%
1999                                              1.30%       19,464    12.393104       241,219          0.00%       18.96%

Strong Advisor Mid Cap Growth Fund - Class Z
2002                                              0.95%                  3.955180                                   -24.88%
                                                    to        11,784           to        46,841          0.00%          to
                                                  1.45%                  3.990217                                   -24.69%
2001                                              1.10%                  6.567087                                   -15.02%
                                                    to           486           to         3,201          0.00%          to
                                                  1.45%                  6.584393                                   -14.87%

Strong Growth and Income Fund
2002                                              0.95%                  5.936049                                   -13.53%
                                                    to         4,165           to        24,832          0.02%          to
                                                  1.45%                  5.988550                                   -13.31%
2001                                              0.95%                  7.464800                                   -14.34%
                                                    to         1,658           to        12,410          0.00%          to
                                                  1.45%                  7.492833                                   -14.13%

Strong Large Cap Growth Fund
2002                                              1.30%      127,814    19.503443     2,492,813          0.00%      -19.16%
2001                                              1.30%      145,575    26.948182     3,922,982          0.00%      -25.34%
2000                                              1.30%      146,972    42.346323     6,223,724          0.00%        0.28%
1999                                              1.30%       94,465    30.776598     2,907,311          0.00%       14.91%
1998                                              1.30%       75,844    23.782647     1,803,771          0.00%       15.73%

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                 UNIT         CONTRACT         INCOME        TOTAL
                                                  RATE*       UNITS    FAIR VALUE   OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----    ----------   --------------     -------     ---------
Templeton Foreign Fund - Class A
2002                                              0.95%                  9.783937                                     3.34%
                                                    to       386,928           to     5,653,144          0.00%          to
                                                  1.50%                 15.684190                                     3.62%
2001                                              0.95%                  9.906378                                    -5.14%
                                                    to       325,843           to     5,056,130          0.00%          to
                                                  1.45%                 15.839003                                    -4.90%
2000                                              1.05%                 10.372304                                    -5.70%
                                                    to       334,879           to     5,519,863          0.00%          to
                                                  1.30%                 16.547867                                     3.72% 05/01/00
1999                                              1.30%      294,907    15.576874     4,593,729          0.00%       21.97%
1998                                              1.30%      336,126    13.869189     4,661,795          0.00%        1.95%
                                                                                      ---------

 2002 Reserves for annuity contracts in payout phase:
    Tax qualified...........................................              92,239
                                                                ----------------
 2002 Contract owners' equity...............................    $    289,992,985
                                                                ================

 2001 Reserves for annuity contracts in payout phase:
    Tax qualified...........................................             127,757
                                                                ----------------
 2001 Contract owners' equity...............................    $    338,372,367
                                                                ================

 2000 Reserves for annuity contracts in payout phase:
    Tax qualified...........................................             209,335
                                                                ----------------
 2000 Contract owners' equity...............................    $    386,227,218
                                                                ================

 1999 Reserves for annuity contracts in payout phase:
    Tax qualified...........................................             206,070
                                                                ----------------
 1999 Contract owners' equity...............................    $    282,894,765
                                                                ================

 1998 Reserves for annuity contracts in payout phase:
    Tax qualified...........................................             244,207
                                                                ----------------
 1998 Contract owners' equity...............................    $    202,226,421
                                                                ================

----------
* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.



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                                       87

NATIONWIDE LIFE INSURANCE COMPANY                                                                                       Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                                          U.S. Postage
                                                                                                                           PAID
                                                                                                                      Columbus, Ohio
                                                                                                                      Permit No. 521




























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